UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21638

JPMorgan Institutional Trust

(Exact name of registrant as specified in charter)

270 Park Avenue

New York, NY 10017

(Address of principal executive offices) (Zip code)

Frank J. Nasta

270 Park Avenue

New York, NY 10017

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 343-1113

Date of fiscal year end: Last day of February

Date of reporting period: March 1, 2016 through February 28, 2017

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

Annual Report

JPMorgan Institutional Trust Funds

February 28, 2017

JPMorgan Core Bond Trust

JPMorgan Intermediate Bond Trust

Investments in a Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when a Fund’s share price is lower than when you invested.

Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of any Fund.

This report is intended for distribution only to accredited investors. Distribution of this document to anyone other than the intended user is expressly prohibited. This document may not be copied, faxed or otherwise distributed to the general public.

CEO’S LETTER

March 22, 2017 (Unaudited)

Dear Shareholders,

For most of the past twelve months, the U.S. economy was one of the few bright spots among developed nations as most of Europe and Japan struggled with low or negative economic growth. However, by the end of February 2017 there emerged clear signals that the world’s 20 largest economies were moving in a more synchronized fashion that could lead to an accelerating global economy.

“While the global economy appeared to grow more synchronized during the twelve months ended February 28, 2017, there also emerged political uncertainties in the U.S. and Europe.”

Indeed, the World Bank has estimated that global economic growth in 2017 will rise by 2.7% compared with 2.3% in 2016 and economists generally expect each of the world’s 20 largest economies will see an increase in gross domestic product in 2017.

In the 19-nation euro zone, manufacturing activity rose in February 2017 for the sixth consecutive month and reached levels not seen in nearly six years. Economic confidence surveys have been the strongest since 2011. While unemployment across the euro zone remained nearly twice that of the U.S., the jobless rate fell faster than expected in early 2017 to its lowest level since 2009. Importantly, euro zone inflation reached the European Central Bank’s target of 2.0% in February 2017, which provided further evidence that the risk of a painful deflationary spiral had receded.

Meanwhile, Chinese factory activity was stronger than economists expected in February 2017 and more broadly, Chinese economic stimulus measures initiated in 2016 appeared to bolster trade throughout Asia. In Japan, corporate profits were estimated at record highs even in the face of a stronger yen. South Korean exports grew in February 2017 for the fourth consecutive month. Economic data from Australia and India showed signs of stronger growth.

To a certain extent, the healthier global economy was supported by a rebound in global oil prices, which reached 15-month highs in October 2016. Prices for other commodities also rose during 2016, helping growth in those emerging market nations reliant on natural resource exports.

In the U.S., the pace of economic expansion was sufficient to persuade the Federal Reserve Bank to raise interest rates in December 2016 and again in March 2017. Meanwhile, leading stock market indexes hit record highs in late 2016 and early 2017 amid strength in corporate profits and the broader U.S. economy. Investor expectations that the Republican Party’s newly-won control of the U.S. presidency along with its majorities in both houses of the U.S. Congress would bolster economic growth while lowering certain taxes further supported U.S. financial assets.

While the global economy appeared to grow more synchronized during the twelve months ended February 28, 2017, there also emerged political uncertainties in the U.S. and Europe. In the U.K., a populist drive to exit the European Union won a surprise victory in mid-2016. While global financial markets generally rebounded from the sharp sell-off that followed the June 23rd referendum, the ultimate impact of the so-called Brexit remained uncertain and was seen as a drag on the U.K. economy. In November, Donald Trump, who campaigned on a platform that included tighter restrictions on immigration and protective trade policies, won the U.S. presidency. While voters in the Netherlands declined to give the anti-immigrant Party for Freedom a majority in the lower house of Parliament, populist parties were vying for power in France, Germany and elsewhere.

Each of these parties and their leaders — both in the U.S. and elsewhere — share broad policy goals that prioritize restricting immigration and shunning supranational trade agreements. Given that immigration and free trade are key drivers of economic growth in advanced, post-industrial nations, it remains to be seen how much electoral support these shared agendas would earn.

In the face of all this, U.S. and foreign financial markets generally rewarded investors with positive returns for the twelve months through February 28, 2017. Over time, we believe financial markets will continue to reward those investors who maintain patience and discipline in the context of a properly diversified portfolio.

Sincerely yours,

George C.W. Gatch

CEO, Investment Funds Management,

J.P. Morgan Asset Management

FEBRUARY 28, 2017	JPMORGAN INSTITUTIONAL TRUST FUNDS	1

JPMorgan Institutional Trust Funds

MARKET OVERVIEW

TWELVE MONTHS ENDED FEBRUARY 28, 2017 (Unaudited)

U.S. financial markets generally provided positive returns for the twelve month reporting period amid continued growth in the U.S. economy and rising domestic interest rates. While U.S. equity outperformed most other asset classes, commodities and corporate bonds also had positive returns. At the end of June 2016, the U.K.’s vote to exit from the European Union led to a global sell-off in financial markets. However, U.S. markets rebounded within a month.

Commodities prices stabilized during the reporting period and global oil prices reached 15-month highs in October. Oil prices were further bolstered by the Organization of Petroleum Exporting Countries’ decision to curb production.

In the November 8, 2016, elections, the Republican Party won control of the presidency and retained its majority in both houses of the U.S. Congress. In the following months, key U.S. equity benchmarks reached multiple record high closings. While U.S. Treasury bonds underperformed other bond market sectors, corporate bonds and high yield bonds (also known as “junk bonds”) posted positive returns as investors sought higher yields on fixed-income assets.

2	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2017

JPMorgan Core Bond Trust

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 28, 2017 (Unaudited)

REPORTING PERIOD RETURN:
Fund*	1.78%
Bloomberg Barclays U.S. Aggregate Index	1.42%

Net Assets as of 2/28/2017 (In Thousands)	$3,159,232
Duration as of 2/28/2017	5.5 Years

INVESTMENT OBJECTIVE

The JPMorgan Core Bond Trust (the “Fund”) seeks to maximize total return by investing primarily in a diversified portfolio of intermediate- and long-term debt securities.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

For the twelve months ended February 28, 2017, the Fund outperformed the Bloomberg Barclays U.S. Aggregate Index (the “Benchmark”). Relative to the Benchmark, the Fund’s security selection in asset-backed securities, commercial mortgage-backed securities and mortgage-backed securities was a leading contributor to performance. The Fund’s underweight position in U.S. Treasury bonds and its shorter duration profile relative to the Benchmark also contributed to relative performance. Duration measures the price sensitivity of a bond or a portfolio of bonds to relative changes in interest rates. Generally, bonds with longer duration will experience a larger increase or decrease in price as interest rates fall or rise, respectively, versus bonds with shorter duration.

Relative to the Benchmark, the Fund’s underweight position in the corporate credit sector and the longer duration profile of its U.S. Treasury and U.S. agency bonds detracted from performance. The Fund’s security selection in mortgage pass-through securities also detracted from relative performance.

HOW WAS THE FUND POSITIONED?

The Fund continued to focus on security selection and relative value, which seeks to exploit pricing discrepancies between individual securities or market sectors. The Fund’s portfolio managers used bottom-up fundamental research to construct, in their view, a portfolio of undervalued fixed income securities. At the end of the reporting period, the Fund was underweight in U.S. Treasury securities and overweight in mortgage-backed securities.

PORTFOLIO COMPOSITION***
Corporate Bonds	27.6%
Mortgage-Backed Securities	17.9
U.S. Treasury Obligations	16.3
Collateralized Mortgage Obligations	16.2
Asset-Backed Securities	12.2
Commercial Mortgage-Backed Securities	3.4
U.S. Government Agency Securities	3.0
Foreign Government Securities	1.5
Others (each less than 1.0%)	0.6
Short-Term Investment	1.3

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of February 28, 2017. The Fund’s portfolio composition is subject to change.

FEBRUARY 28, 2017	JPMORGAN INSTITUTIONAL TRUST FUNDS	3

JPMorgan Core Bond Trust

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 28, 2017 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF FEBRUARY 28, 2017

INCEPTION DATE OF CLASS	1 YEAR	5 YEAR	10 YEAR
February 7, 2005	1.78%	2.84%	5.25%

TEN YEAR PERFORMANCE (2/28/07 to 2/28/17)

Source: Lipper, Inc. The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown.

The graph illustrates comparative performance for $10,000,000 invested in the JPMorgan Core Bond Trust, the Bloomberg Barclays U.S. Aggregate Index and the Lipper Intermediate U.S. Government Funds Index from February 28, 2007 to February 28, 2017. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Bloomberg Barclays U.S. Aggregate Index does not reflect the deduction of expenses associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The performance of the Lipper Intermediate U.S. Government Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses incurred by the Fund. The Bloomberg Barclays U.S. Aggregate Index is an unmanaged index that represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The Lipper Intermediate U.S. Government Funds Index is an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

The Fund’s shares have a $10,000,000 minimum investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

4	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2017

JPMorgan Intermediate Bond Trust

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 28, 2017 (Unaudited)

REPORTING PERIOD RETURN:
Fund*	1.33%
Bloomberg Barclays Intermediate U.S. Government/Credit Index	1.10%

Net Assets as of 2/28/2017 (In Thousands)	$181,349
Duration as of 2/28/2017	4.0 Years

INVESTMENT OBJECTIVE

The JPMorgan Intermediate Bond Trust (the “Fund”) seeks current income consistent with the preservation of capital by investing in high- and medium-grade fixed income securities with intermediate maturities.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

For the twelve months ended February 28, 2017, the Fund outperformed the Bloomberg Barclays Intermediate U.S. Government/Credit Index (the “Benchmark”). Relative to the Benchmark, the Fund’s out-of-Benchmark allocations to asset-backed securities and commercial mortgage-backed securities were leading contributors to performance. The Fund’s security selection in non-agency mortgage securities and its underweight position in U.S. Treasury bonds also helped relative performance.

The Fund’s overall underweight position in corporate bonds was a leading detractor from performance relative to the Benchmark. The Fund’s longer duration profile in U.S. Treasury bonds and its out-of-Benchmark allocations to U.S. agency mortgage securities also detracted from relative performance. Duration measures the price sensitivity of a bond or a portfolio of bonds to relative changes in interest rates. Generally, bonds with longer duration will experience a larger increase or decrease in price as interest rates fall or rise, respectively, versus bonds with shorter duration.

HOW WAS THE FUND POSITIONED?

The Fund continued to focus on security selection and relative value, which seeks to exploit pricing discrepancies between individual securities or market sectors. The Fund’s portfolio managers used bottom-up fundamental research to construct, in their view, a portfolio of undervalued fixed income securities. At the end of the reporting period, the Fund was underweight in U.S. Treasuries and in the corporate credit sector.

PORTFOLIO COMPOSITION***
Collateralized Mortgage Obligations	24.8%
U.S. Treasury Obligations	22.3
Corporate Bonds	17.5
Asset-Backed Securities	16.2
Mortgage-Backed Securities	11.9
Commercial Mortgage-Backed Securities	4.1
U.S. Government Agency Securities	1.3
Foreign Government Securities	0.6
Short-Term Investment	1.3

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of February 28, 2017. The Fund’s portfolio composition is subject to change.

FEBRUARY 28, 2017	JPMORGAN INSTITUTIONAL TRUST FUNDS	5

JPMorgan Intermediate Bond Trust

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 28, 2017 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF FEBRUARY 28, 2017

INCEPTION DATE OF CLASS	1 YEAR	5 YEAR	10 YEAR
February 7, 2005	1.33%	2.27%	4.59%

TEN YEAR PERFORMANCE (2/28/07 to 2/28/17)

Source: Lipper, Inc. The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown.

The graph illustrates comparative performance for $5,000,000 invested in the JPMorgan Intermediate Bond Trust, the Bloomberg Barclays Intermediate U.S. Government/Credit Index and the Lipper Short-Intermediate U.S. Government Funds Index from February 28, 2007 to February 28, 2017. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Bloomberg Barclays Intermediate U.S. Government/Credit Index does not reflect the deduction of expenses associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The performance of the Lipper Short-Intermediate U.S. Government Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses incurred by the Fund. The Bloomberg Barclays

Intermediate U.S. Government/Credit Index is an unmanaged index comprised of intermediate maturity U.S. Treasury and agency securities and investment grade corporate securities. The Lipper Short-Intermediate U.S. Government Funds Index is an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

The Fund’s shares have a $5,000,000 minimum investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

6	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2017

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2017

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — 12.2%
	Academic Loan Funding Trust,
475	Series 2012-1A, Class A1, VAR, 1.578%, 12/27/22 (e)	474
1,380	Series 2013-1A, Class A, VAR, 1.571%, 12/26/44 (e)	1,369
378	Air Canada Pass-Through Trust, (Canada), Series 2013-1, Class A, 4.125%, 05/15/25 (e)	389
4,311	Ajax Mortgage Loan Trust, Series 2016-2, Class A, SUB, 4.125%, 10/25/56 (e)	4,294
184	Ally Auto Receivables Trust, Series 2013-2, Class A4, 1.240%, 11/15/18	184
	American Airlines Pass-Through Trust,
168	Series 2011-1, Class A, 5.250%, 01/31/21	179
524	Series 2013-2, Class A, 4.950%, 01/15/23	559
283	Series 2016-2, Class A, 3.650%, 06/15/28	282
565	Series 2017-1, Class AA, 3.650%, 02/15/29	572
	American Credit Acceptance Receivables Trust,
217	Series 2015-2, Class A, 1.570%, 06/12/19 (e)	218
1,225	Series 2015-2, Class C, 4.320%, 05/12/21 (e)	1,256
870	Series 2016-4, Class C, 2.910%, 02/13/23 (e)	871
2,590	Series 2016-1A, Class B, 4.240%, 06/13/22 (e)	2,636
1,480	Series 2017-1, Class C, 2.880%, 03/13/23 (e)	1,480
	American Homes 4 Rent,
1,000	Series 2014-SFR1, Class C, VAR, 2.522%, 06/17/31 (e)	1,002
4,109	Series 2015-SFR1, Class A, 3.467%, 04/17/52 (e)	4,177
1,275	Series 2015-SFR1, Class E, 5.639%, 04/17/52 (e)	1,353
	American Homes 4 Rent Trust,
3,843	Series 2014-SFR2, Class A, 3.786%, 10/17/36 (e)	3,991
2,000	Series 2014-SFR2, Class D, 5.149%, 10/17/36 (e)	2,131
850	Series 2014-SFR2, Class E, 6.231%, 10/17/36 (e)	933
2,887	Series 2014-SFR3, Class A, 3.678%, 12/17/36 (e)	2,979
500	Series 2014-SFR3, Class C, 4.596%, 12/17/36 (e)	520
2,380	Series 2014-SFR3, Class E, 6.418%, 12/17/36 (e)	2,652

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

999	AmeriCredit Automobile Receivables, Series 2016-1, Class A3, 1.810%, 10/08/20	1,001
	AmeriCredit Automobile Receivables Trust,
1,912	Series 2016-2, Class A2A, 1.420%, 10/08/19	1,912
513	Series 2016-2, Class A3, 1.600%, 11/09/20	512
794	Series 2016-3, Class A3, 1.460%, 05/10/21	792
10,700	Anchor Assets IX LLC, Series 2016-1, Class A, 5.125%, 02/15/20 (e)	10,700
2,267	ARLP Securitization Trust, Series 2015-1, Class A1, SUB, 3.967%, 05/25/55 (e)	2,286
926	Axis Equipment Finance Receivables III LLC, Series 2015-1A, Class A2, 1.900%, 03/20/20 (e)	927
	B2R Mortgage Trust,
1,606	Series 2015-1, Class A1, 2.524%, 05/15/48 (e)	1,590
2,934	Series 2015-2, Class A, 3.336%, 11/15/48 (e)	2,956
1,400	BA Credit Card Trust, Series 2015-A2, Class A, 1.360%, 09/15/20	1,399
822	Banc of America Funding Corp., Series 2012-R6, Class 1A1, 3.000%, 10/26/39 (e)	808
	BCC Funding Corp. X,
1,760	Series 2015-1, Class A2, 2.224%, 10/20/20 (e)	1,757
550	Series 2015-1, Class D, 4.544%, 12/21/20 (e)	552
226	Bear Stearns Asset-Backed Securities Trust, Series 2006-SD1, Class A, VAR, 1.148%, 04/25/36	221
462	BXG Receivables Note Trust, Series 2012-A, Class A, 2.660%, 12/02/27 (e)	457
880	Cabela’s Credit Card Master Note Trust, Series 2015-2, Class A1, 2.250%, 07/17/23	884
5,115	Camillo Issuer LLC, Series 2016-SFR, Class 1A1, 5.000%, 12/05/23	5,115
	CarFinance Capital Auto Trust,
288	Series 2014-1A, Class B, 2.720%, 04/15/20 (e)	290
514	Series 2015-1A, Class A, 1.750%, 06/15/21 (e)	515
1,292	Carlyle Global Market Strategies Commodities Funding Ltd., (Cayman Islands), Series 2014-1A, Class A, VAR, 2.923%, 10/15/21 (e)	620
	CarMax Auto Owner Trust,
8	Series 2013-4, Class A3, 0.800%, 07/16/18	8
440	Series 2013-4, Class A4, 1.280%, 05/15/19	440

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	JPMORGAN INSTITUTIONAL TRUST FUNDS	7

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2017 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
827	Chase Funding Trust, Series 2003-6, Class 1A7, SUB, 4.277%, 11/25/34	845
4,178	Chrysler Capital Auto Receivables Trust, Series 2016-AA, Class A3, 1.770%, 10/15/20 (e)	4,183
	Citi Held For Asset Issuance,
1,280	Series 2015-PM1, Class B, 2.930%, 12/15/21 (e)	1,279
1,990	Series 2016-MF1, Class A, 4.480%, 08/15/22 (e)	2,010
2,311	Series 2016-PM1, Class A, 4.650%, 04/15/25 (e)	2,343
800	Citibank Credit Card Issuance Trust, Series 2007-A3, Class A3, 6.150%, 06/15/39	1,053
143	Citigroup Mortgage Loan Trust, Inc., Series 2003-HE3, Class A, VAR, 1.531%, 12/25/33	141
2,834	Colony American Finance Ltd., (Cayman Islands), Series 2016-1, Class A, 2.544%, 06/15/48 (e)	2,782
4,826	Colony American Homes, Series 2014-2A, Class A, VAR, 1.722%, 07/17/31 (e)	4,827
46	Consumer Credit Origination Loan Trust, Series 2015-1, Class A, 2.820%, 03/15/21 (e)	46
	Continental Airlines Pass-Through Trust,
143	Series 1999-2, Class A-1, 7.256%, 03/15/20	153
377	Series 2007-1, Class A, 5.983%, 04/19/22	421
	CPS Auto Receivables Trust,
651	Series 2014-D, Class A, 1.490%, 04/15/19 (e)	651
700	Series 2014-D, Class C, 4.350%, 11/16/20 (e)	715
587	Series 2015-A, Class A, 1.530%, 07/15/19 (e)	587
223	Series 2015-A, Class C, 4.000%, 02/16/21 (e)	224
2,573	Series 2015-B, Class A, 1.650%, 11/15/19 (e)	2,573
2,535	Series 2015-B, Class C, 4.200%, 05/17/21 (e)	2,543
1,376	Series 2015-C, Class D, 4.630%, 08/16/21 (e)	1,386
1,413	Series 2016-A, Class A, 2.250%, 10/15/19 (e)	1,419
874	Series 2016-B, Class A, 2.070%, 11/15/19 (e)	876

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

1,400	Series 2016-C, Class C, 3.270%, 06/15/22 (e)	1,401
	CPS Auto Trust,
206	Series 2012-C, Class A, 1.820%, 12/16/19 (e)	206
35	Series 2012-D, Class A, 1.480%, 03/16/20 (e)	34
	Credit Acceptance Auto Loan Trust,
3,022	Series 2015-2A, Class A, 2.400%, 02/15/23 (e)	3,038
579	Series 2015-2A, Class C, 3.760%, 02/15/24 (e)	586
1,564	Series 2017-1A, Class A, 2.560%, 10/15/25 (e)	1,564
686	Series 2017-1A, Class B, 3.040%, 12/15/25 (e)	686
574	Series 2017-1A, Class C, 3.480%, 02/17/26 (e)	574
965	CVS Pass-Through Trust, 5.926%, 01/10/34 (e)	1,115
212	CWABS, Inc. Asset-Backed Certificates Trust, Series 2004-6, Class M1, VAR, 1.678%, 10/25/34	203
	Delta Air Lines Pass-Through Trust,
295	Series 2010-2, Class A, 4.950%, 05/23/19	308
128	Series 2011-1, Class A, 5.300%, 04/15/19	135
329	Series 2012-1, Class A, 4.750%, 05/07/20	345
	Drive Auto Receivables Trust,
1,471	Series 2015-AA, Class D, 4.120%, 07/15/22 (e)	1,497
293	Series 2015-BA, Class B, 2.120%, 06/17/19 (e)	294
2,882	Series 2015-BA, Class D, 3.840%, 07/15/21 (e)	2,919
1,059	Series 2015-CA, Class D, 4.200%, 09/15/21 (e)	1,080
1,320	Series 2015-DA, Class D, 4.590%, 01/17/23 (e)	1,354
1,898	Series 2016-AA, Class B, 3.170%, 05/15/20 (e)	1,909
2,535	Series 2016-AA, Class C, 3.910%, 05/17/21 (e)	2,583
477	Series 2016-BA, Class B, 2.560%, 06/15/20 (e)	480
3,101	Series 2016-CA, Class D, 4.180%, 03/15/24 (e)	3,157
	DT Auto Owner Trust,
1,808	Series 2015-2A, Class D, 4.250%, 02/15/22 (e)	1,825

SEE NOTES TO FINANCIAL STATEMENTS.

8	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2017

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
854	Series 2016-1A, Class A, 2.000%, 09/16/19 (e)	855
826	Series 2016-2A, Class A, 1.730%, 08/15/19 (e)	826
932	Series 2016-4A, Class B, 2.020%, 08/17/20 (e)	929
1,609	Series 2016-4A, Class D, 3.770%, 10/17/22 (e)	1,613
783	Engs Commercial Finance Trust, Series 2016-1A, Class A2, 2.630%, 02/22/22 (e)	779
175	Entergy Arkansas, Inc., 3.500%, 04/01/26	179
	Exeter Automobile Receivables Trust,
495	Series 2014-3A, Class B, 2.770%, 11/15/19 (e)	496
190	Series 2015-1A, Class A, 1.600%, 06/17/19 (e)	190
2,125	Series 2015-1A, Class B, 2.840%, 03/16/20 (e)	2,137
663	Series 2015-2A, Class A, 1.540%, 11/15/19 (e)	663
1,005	Series 2015-3A, Class A, 2.000%, 03/16/20 (e)	1,006
1,402	Series 2016-2A, Class A, 2.210%, 07/15/20 (e)	1,405
1,171	Series 2016-3A, Class B, 2.840%, 08/16/21 (e)	1,171
167	Fifth Third Auto Trust, Series 2014-3, Class A3, 0.960%, 03/15/19	167
	First Investors Auto Owner Trust,
603	Series 2014-3A, Class A3, 1.670%, 11/16/20 (e)	604
651	Series 2015-2A, Class A1, 1.590%, 12/16/19 (e)	651
373	Series 2015-2A, Class D, 4.220%, 12/15/21 (e)	382
	FirstKey Lending Trust,
6,542	Series 2015-SFR1, Class A, 2.553%, 03/09/47 (e)	6,509
2,246	Series 2015-SFR1, Class B, 3.417%, 03/09/47 (e)	2,234
	Flagship Credit Auto Trust,
21	Series 2014-1, Class A, 1.210%, 04/15/19 (e)	21
245	Series 2014-1, Class B, 2.550%, 02/18/20 (e)	245
385	Series 2014-2, Class A, 1.430%, 12/16/19 (e)	385
892	Series 2014-2, Class B, 2.840%, 11/16/20 (e)	899

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

440	Series 2014-2, Class C, 3.950%, 12/15/20 (e)	444
798	Series 2015-1, Class A, 1.630%, 06/15/20 (e)	797
2,976	Series 2015-3, Class A, 2.380%, 10/15/20 (e)	2,984
757	Series 2015-3, Class B, 3.680%, 03/15/22 (e)	768
756	Series 2015-3, Class C, 4.650%, 03/15/22 (e)	780
3,000	Series 2016-2, Class C, 6.220%, 09/15/22 (e)	3,223
2,496	GCAT, Series 2015-2, Class A1, SUB, 3.750%, 07/25/20 (e)	2,499
176	GE Capital Mortgage Services, Inc. Trust, Series 1999-HE1, Class M, VAR, 6.705%, 04/25/29	148
347	GLC Trust, Series 2014-A, Class A, 3.000%, 07/15/21 (e)	342
	GLS Auto Receivables Trust,
1,856	Series 2015-1A, Class A, 2.250%, 12/15/20 (e)	1,857
1,431	Series 2015-1A, Class B, 4.430%, 12/15/20 (e)	1,453
3,081	Series 2016-1A, Class A, 2.730%, 10/15/20 (e)	3,087
1,200	Series 2016-1A, Class C, 6.900%, 10/15/21 (e)	1,242
583	GMAT Trust, Series 2013-1A, Class A, SUB, 6.967%, 11/25/43 (e)	584
	GO Financial Auto Securitization Trust,
1,221	Series 2015-1, Class B, 3.590%, 10/15/20 (e)	1,216
701	Series 2015-2, Class A, 3.270%, 11/15/18 (e)	702
1,138	Gold Key Resorts LLC, Series 2014-A, Class A, 3.220%, 03/17/31 (e)	1,131
1,609	Green Tree Agency Advance Funding Trust I, Series 2016-T1, Class BT1, 3.122%, 10/15/48 (e)	1,597
	GTP Acquisition Partners I LLC,
1,236	2.350%, 06/15/20 (e)	1,226
1,436	3.482%, 06/16/25 (e)	1,433
1,762	HERO Funding Trust, Series 2016-3A, Class A1, 3.080%, 09/20/42 (e)	1,737
500	Hilton Grand Vacations Trust, Series 2017-AA, Class A, 2.660%, 12/27/28 (e)	500
117	Home Equity Mortgage Loan Asset-Backed Trust, Series 2006-A, Class A3, VAR, 0.978%, 03/25/36	109

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	JPMORGAN INSTITUTIONAL TRUST FUNDS	9

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2017 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
167	Honda Auto Receivables Owner Trust, Series 2014-2, Class A3, 0.770%, 03/19/18	167
414	HSBC Home Equity Loan Trust USA, Series 2007-3, Class APT, VAR, 1.981%, 11/20/36	414
	Hyundai Auto Receivables Trust,
866	Series 2015-B, Class A3, 1.120%, 11/15/19	865
960	Series 2016-A, Class A3, 1.560%, 09/15/20	959
1,327	Invitation Homes Trust, Series 2014-SFR1, Class A, VAR, 1.772%, 06/17/31 (e)	1,327
	KGS-Alpha SBA COOF Trust,
9,045	Series 2012-2, Class A, IO, VAR, 0.829%, 08/25/38 (e)	187
7,280	Series 2013-2, Class A, IO, VAR, 1.630%, 03/25/39 (e)	301
1,165	LendingClub Issuance Trust, Series 2016-NP1, Class A, 3.750%, 06/15/22 (e)	1,170
2,894	Lendmark Funding Trust, Series 2016-A, Class A, 4.820%, 08/21/23 (e)	2,962
182	Long Beach Mortgage Loan Trust, Series 2006-WL2, Class 2A3, VAR, 0.978%, 01/25/36	180
	LV Tower 52 Issuer,
7,200	Series 2013-1, Class A, 5.750%, 02/15/23 (e)	7,095
2,550	Series 2013-1, Class M, 7.750%, 02/15/23 (e)	2,485
2,130	Mariner Finance Issuance Trust, Series 2017-AA, Class A, 3.620%, 02/20/29 (e)	2,137
2,586	Marlette Funding Trust, Series 2016-1A, Class A, 3.060%, 01/17/23 (e)	2,592
449	Mercedes-Benz Auto Receivables Trust, Series 2015-1, Class A2A, 0.820%, 06/15/18	449
864	Mid-State Capital Corp. Trust, Series 2006-1, Class M1, 6.083%, 10/15/40 (e)	901
3,728	Murray Hill Marketplace Trust, Series 2016-LC1, Class A, 4.190%, 11/25/22 (e)	3,759
	Nationstar HECM Loan Trust,
75	Series 2015-2A, Class A, 2.883%, 11/25/25 (e)	75
737	Series 2016-1A, Class A, 2.981%, 02/25/26 (e)	736
1,121	Series 2016-1A, Class M1, 4.360%, 02/25/26 (e)	1,115
376	NCUA Guaranteed Notes Trust, Series 2010-A1, Class A, VAR, 1.116%, 12/07/20	375
663	New Century Home Equity Loan Trust, Series 2003-5, Class AI6, SUB, 5.178%, 11/25/33	670

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

2,565	New Residential Advance Receivables Trust Advance, Series 2016-T2, Class AT2, 2.575%, 10/15/49 (e)	2,537
	Nissan Auto Receivables Owner Trust,
441	Series 2014-B, Class A3, 1.110%, 05/15/19	441
857	Series 2016-B, Class A3, 1.320%, 01/15/21	852
	NRPL Trust,
2,355	Series 2015-1A, Class A1, SUB, 3.875%, 11/01/54 (e)	2,339
1,522	Series 2015-1A, Class A2, SUB, 3.875%, 11/01/54 (e)	1,516
6,156	Series 2015-2A, Class A1, SUB, 3.750%, 10/25/57 (e)	6,158
1,200	Series 2015-2A, Class A2, SUB, 3.750%, 10/25/57 (e)	1,170
	Ocwen Master Advance Receivables Trust,
2,934	Series 2015-T3, Class AT3, 3.211%, 11/15/47 (e)	2,932
654	Series 2015-T3, Class BT3, 3.704%, 11/15/47 (e)	657
487	Series 2015-T3, Class CT3, 4.196%, 11/15/47 (e)	487
2,500	Series 2015-T3, Class DT3, 4.687%, 11/15/47 (e)	2,509
1,400	Series 2016-T1, Class AT1, 2.521%, 08/17/48 (e)	1,391
	OnDeck Asset Securitization Trust II LLC,
2,169	Series 2016-1A, Class A, 4.210%, 05/17/20 (e)	2,166
1,174	Series 2016-1A, Class B, 7.630%, 05/17/20 (e)	1,183
	OneMain Financial Issuance Trust,
806	Series 2014-1A, Class A, 2.430%, 06/18/24 (e)	806
402	Series 2014-1A, Class B, 3.240%, 06/18/24 (e)	403
1,766	Series 2014-2A, Class A, 2.470%, 09/18/24 (e)	1,767
1,491	Series 2014-2A, Class B, 3.020%, 09/18/24 (e)	1,489
4,603	Series 2015-1A, Class A, 3.190%, 03/18/26 (e)	4,644
550	Series 2015-1A, Class B, 3.850%, 03/18/26 (e)	551
9,374	Series 2015-2A, Class A, 2.570%, 07/18/25 (e)	9,367
1,911	Series 2015-2A, Class B, 3.100%, 07/18/25 (e)	1,887
2,755	Series 2016-1A, Class A, 3.660%, 02/20/29 (e)	2,798

SEE NOTES TO FINANCIAL STATEMENTS.

10	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2017

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
1,800	Series 2016-1A, Class C, 6.000%, 02/20/29 (e)	1,842
4,075	Series 2016-2A, Class C, SUB, 5.670%, 03/20/28 (e)	4,106
	Oportun Funding II LLC,
4,448	Series 2016-A, Class A, 4.700%, 03/08/21 (e)	4,528
1,622	Series 2016-A, Class B, 6.410%, 03/08/21 (e)	1,655
182	PFS Tax Lien Trust, Series 2014-1, 1.440%, 05/15/29 (e)	181
	Progreso Receivables Funding IV LLC,
1,603	Series 2015-B, Class A, 3.000%, 07/28/20 (e)	1,603
726	Series 2015-B, Class B, 5.000%, 07/28/20 (e)	730
	Progress Residential Trust,
3,935	Series 2015-SFR2, Class A, 2.740%, 06/12/32 (e)	3,920
2,012	Series 2015-SFR2, Class B, 3.138%, 06/12/32 (e)	1,998
2,566	Series 2015-SFR2, Class C, 3.436%, 06/12/32 (e)	2,552
1,230	Series 2015-SFR2, Class E, 4.427%, 06/12/32 (e)	1,227
5,241	Series 2015-SFR3, Class A, 3.067%, 11/12/32 (e)	5,269
295	Series 2015-SFR3, Class D, 4.673%, 11/12/32 (e)	303
1,200	Series 2015-SFR3, Class E, 5.660%, 11/12/32 (e)	1,253
	Purchasing Power Funding LLC,
4,000	Series 2015-A, Class A2, 4.750%, 12/15/19 (e)	4,040
1,006	Series 2015-A, Class B, 6.000%, 12/15/19 (e)	1,016
3,380	Series 2016-A, VAR, 5.506%, 02/27/19	3,380
327	RAMP Trust, Series 2006-RZ1, Class A3, VAR, 1.078%, 03/25/36	326
838	RBSHD Trust, Series 2013-1A, Class A, SUB, 7.685%, 10/25/47 (e)	838
291	Renaissance Home Equity Loan Trust, Series 2007-2, Class AF2, SUB, 5.675%, 06/25/37	136
423	Santander Drive Auto Receivables Trust, Series 2015-S1, Class R1, 1.930%, 09/17/19 (e)	423
145	Saxon Asset Securities Trust, Series 2003-1, Class AF6, SUB, 4.795%, 06/25/33	146
257	Securitized Asset-Backed Receivables LLC Trust, Series 2006-CB1, Class AF2, SUB, 3.451%, 01/25/36	195

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

308	Skopos Auto Receivables Trust, Series 2015-2A, Class A, 3.550%, 02/15/20 (e)	309
2,028	SoFi Consumer Loan Program LLC, Series 2016-2A, Class A, 3.090%, 10/27/25 (e)	2,026
3,429	SpringCastle America Funding LLC, Series 2016-AA, Class A, 3.050%, 04/25/29 (e)	3,445
	Springleaf Funding Trust,
3,841	Series 2015-AA, Class A, 3.160%, 11/15/24 (e)	3,873
1,087	Series 2015-AA, Class B, 3.620%, 11/15/24 (e)	1,084
2,040	Series 2016-AA, Class B, 3.800%, 11/15/29 (e)	2,033
1,765	Spruce ABS Trust, Series 2016-E1, Class A, 4.320%, 06/15/28 (e)	1,740
8,499	SPS Servicer Advance Receivables Trust Advance Receivables Backed Notes, Series 2015-T3, Class CT3, 3.910%, 07/15/47 (e)	8,544
804	Sunset Mortgage Loan Co. LLC, Series 2014-NPL2, Class A, SUB, 3.721%, 11/16/44 (e)	804
784	Toyota Auto Receivables Owner Trust, Series 2016-B, Class A3, 1.300%, 04/15/20	781
4,251	Trafigura Securitisation Finance plc, (Ireland), Series 2014-1A, Class A, VAR, 1.720%, 10/15/18 (e)	4,246
3,480	Tricolor Auto Securitization Trust, Series 2017-1, Class A, 5.090%, 07/15/19 (e)	3,480
	Tricon American Homes Trust,
892	Series 2015-SFR1, Class A, VAR, 2.022%, 05/17/32 (e)	893
1,824	Series 2016-SFR1, Class A, 2.589%, 11/17/33 (e)	1,780
1,045	United Airlines Pass-Through Trust, Series 2016-1, Class A, 3.450%, 07/07/28	1,030
	US Residential Opportunity Fund III Trust,
2,057	Series 2016-1III, Class A, SUB, 3.475%, 07/27/36 (e)	2,047
2,593	Series 2016-2III, Class A, SUB, 3.475%, 08/27/36 (e)	2,579
2,056	Vericrest Opportunity Loan Trust, Series 2015-NPL3, Class A1, SUB, 3.375%, 10/25/58 (e)	2,058
250	Verizon Owner Trust, Series 2016-1A, Class A, 1.420%, 01/20/21 (e)	248
412	VML LLC, Series 2014-NPL1, Class A1, VAR, 3.875%, 04/27/54 (e)	411

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	JPMORGAN INSTITUTIONAL TRUST FUNDS	11

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2017 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
3,210	VOLT LIII LLC, Series 2016-NP13, Class A1, SUB, 3.875%, 12/26/46 (e)	3,220
2,071	VOLT LIV LLC, Series 2017-NPL1, Class A1, SUB, 3.500%, 02/25/47 (e)	2,071
358	VOLT NPL X LLC, Series 2014-NPL8, Class A1, SUB, 3.375%, 10/26/54 (e)	358
	VOLT XIX LLC,
538	Series 2014-NP11, Class A1, SUB, 3.875%, 04/25/55 (e)	538
400	Series 2014-NP11, Class A2, SUB, 5.000%, 04/25/55 (e)	396
1,655	VOLT XL LLC, Series 2015-NP14, Class A1, SUB, 4.375%, 11/27/45 (e)	1,665
800	VOLT XLV LLC, Series 2016-NPL5, Class A1, SUB, 4.000%, 05/25/46 (e)	804
2,300	VOLT XLVI LLC, Series 2016-NPL6, Class A1, SUB, 3.844%, 06/25/46 (e)	2,306
	VOLT XXII LLC,
873	Series 2015-NPL4, Class A1, SUB, 3.500%, 02/25/55 (e)	875
665	Series 2015-NPL4, Class A2, SUB, 4.250%, 02/25/55 (e)	650
1,060	VOLT XXIV LLC, Series 2015-NPL6, Class A1, SUB, 3.500%, 02/25/55 (e)	1,062
5,559	VOLT XXV LLC, Series 2015-NPL8, Class A1, SUB, 3.500%, 06/26/45 (e)	5,558
	VOLT XXVI LLC,
1,059	Series 2014-NPL6, Class A1, SUB, 3.125%, 09/25/43 (e)	1,058
921	Series 2014-NPL6, Class A2, SUB, 4.250%, 09/25/43 (e)	909
3,345	VOLT XXVII LLC, Series 2014-NPL7, Class A1, SUB, 3.375%, 08/27/57 (e)	3,342
1,515	VOLT XXX LLC, Series 2015-NPL1, Class A1, SUB, 3.625%, 10/25/57 (e)	1,520
1,251	VOLT XXXI LLC, Series 2015-NPL2, Class A1, SUB, 3.375%, 02/25/55 (e)	1,252
1,530	VOLT XXXIII LLC, Series 2015-NPL5, Class A1, SUB, 3.500%, 03/25/55 (e)	1,533
808	VOLT XXXIX LLC, Series 2015-NP13, Class A1, SUB, 4.125%, 10/25/45 (e)	811
2,926	VOLT XXXV, Series 2016-NPL9, Class A1, SUB, 3.500%, 09/25/46 (e)	2,914
1,595	VOLT XXXV LLC, Series 2015-NPL9, Class A1, SUB, 3.500%, 06/26/45 (e)	1,598
	Westgate Resorts LLC,
170	Series 2013-1A, Class A, 2.250%, 08/20/25 (e)	170
317	Series 2015-1A, Class A, 2.750%, 05/20/27 (e)	314

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	World Omni Auto Receivables Trust,
15	Series 2013-B, Class A3, 0.830%, 08/15/18	15
413	Series 2013-B, Class A4, 1.320%, 01/15/20	413

	Total Asset-Backed Securities (Cost $383,194)	384,199

Collateralized Mortgage Obligations — 16.1%
2,670	Access PT Funding Trust, Series 2016-1, 6.250%, 02/16/21	2,669
1,576	Ajax Mortgage Loan Trust, Series 2015-B, Class A, SUB, 3.875%, 07/25/60 (e)	1,573
	Alternative Loan Trust,
9,456	Series 2004-2CB, Class 1A9, 5.750%, 03/25/34	9,401
1,176	Series 2005-1CB, Class 1A6, IF, IO, 6.322%, 03/25/35	224
3,056	Series 2005-20CB, Class 3A8, IF, IO, 3.972%, 07/25/35	408
5,714	Series 2005-22T1, Class A2, IF, IO, 4.292%, 06/25/35	778
3,027	Series 2005-28CB, Class 1A4, 5.500%, 08/25/35	2,918
115	Series 2005-28CB, Class 3A5, 6.000%, 08/25/35	91
4,321	Series 2005-37T1, Class A2, IF, IO, 4.272%, 09/25/35	609
2,411	Series 2005-54CB, Class 1A11, 5.500%, 11/25/35	2,229
6,067	Series 2005-54CB, Class 1A2, IF, IO, 4.072%, 11/25/35	671
1,424	Series 2005-57CB, Class 3A2, IF, IO, 4.322%, 12/25/35	182
1,013	Series 2005-64CB, Class 1A9, 5.500%, 12/25/35	960
2,161	Series 2005-J1, Class 1A4, IF, IO, 4.322%, 02/25/35	97
1,561	Series 2006-26CB, Class A9, 6.500%, 09/25/36	1,299
	Angel Oak Mortgage Trust LLC,
878	Series 2015-1, Class A, SUB, 4.500%, 11/25/45 (e)	882
533	Series 2015-1, Class M, SUB, 5.500%, 11/25/45 (e)	534
	ASG Resecuritization Trust,
38	Series 2009-1, Class A60, VAR, 2.608%, 06/26/37 (e)	38
1,013	Series 2009-3, Class A65, VAR, 2.493%, 03/26/37 (e)	1,010
160	Series 2010-2, Class A60, VAR, 2.468%, 01/28/37 (e)	159

SEE NOTES TO FINANCIAL STATEMENTS.

12	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2017

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
391	Series 2011-1, Class 3A50, VAR, 3.332%, 11/28/35 (e)	388
	Banc of America Alternative Loan Trust,
193	Series 2003-11, Class PO, PO, 01/25/34	152
52	Series 2004-6, Class 15PO, PO, 07/25/19	49
898	Series 2005-5, Class 1CB1, 5.500%, 06/25/35	837
2,122	Series 2005-6, Class CBIO, IO, 5.500%, 07/25/35	476
577	Series 2006-4, Class 1A4, 6.000%, 05/25/46	404
	Banc of America Funding Trust,
219	Series 2004-1, Class PO, PO, 03/25/34	174
109	Series 2004-2, Class 30PO, PO, 09/20/34	96
192	Series 2004-C, Class 1A1, VAR, 3.194%, 12/20/34	189
429	Series 2005-6, Class 2A7, 5.500%, 10/25/35	411
259	Series 2005-7, Class 30PO, PO, 11/25/35	198
155	Series 2005-8, Class 30PO, PO, 01/25/36	115
621	Series 2005-E, Class 4A1, VAR, 3.113%, 03/20/35	625
376	Series 2006-A, Class 3A2, VAR, 3.433%, 02/20/36	303
	Banc of America Mortgage Trust,
217	Series 2004-3, Class 15IO, IO, VAR, 0.235%, 04/25/19	1
26	Series 2004-4, Class APO, PO, 05/25/34	22
561	Series 2004-5, Class 2A2, 5.500%, 06/25/34	567
140	Series 2004-A, Class 2A2, VAR, 3.593%, 02/25/34	139
479	Series 2004-J, Class 3A1, VAR, 3.658%, 11/25/34	473
377	Series 2005-10, Class 1A6, 5.500%, 11/25/35	367
	BCAP LLC Trust,
179	Series 2009-RR5, Class 8A1, 5.500%, 11/26/34 (e)	183
10	Series 2009-RR13, Class 17A2, VAR, 5.500%, 04/26/37 (e)	10
23	Series 2010-RR7, Class 1A5, VAR, 3.193%, 04/26/35 (e)	23
1,202	Series 2010-RR7, Class 2A1, VAR, 2.734%, 07/26/45 (e)	1,196
262	Series 2010-RR8, Class 3A4, VAR, 3.095%, 05/26/35 (e)	261
154	Series 2010-RR12, Class 2A5, VAR, 3.266%, 01/26/36 (e)	153

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

96	Series 2011-R11, Class 25A5, VAR, 4.000%, 08/26/21 (e)	96
516	Series 2011-RR4, Class 6A3, VAR, 5.000%, 08/26/37 (e)	518
12	Series 2011-RR5, Class 11A3, VAR, 0.906%, 05/28/36 (e)	12
162	Series 2012-RR3, Class 2A5, VAR, 2.469%, 05/26/37 (e)	162
	Bear Stearns ARM Trust,
139	Series 2003-7, Class 3A, VAR, 2.938%, 10/25/33	136
505	Series 2004-1, Class 12A1, VAR, 3.463%, 04/25/34	501
82	Series 2004-2, Class 14A, VAR, 3.434%, 05/25/34	82
940	Series 2005-5, Class A1, VAR, 2.580%, 08/25/35	952
2,208	Series 2006-1, Class A1, VAR, 2.910%, 02/25/36	2,198
	CHL Mortgage Pass-Through Trust,
296	Series 2004-7, Class 2A1, VAR, 2.978%, 06/25/34	290
80	Series 2004-8, Class 2A1, 4.500%, 06/25/19	81
108	Series 2004-HYB1, Class 2A, VAR, 3.248%, 05/20/34	103
494	Series 2004-HYB3, Class 2A, VAR, 2.796%, 06/20/34	471
401	Series 2004-HYB6, Class A3, VAR, 3.094%, 11/20/34	386
78	Series 2004-J8, Class 1A2, 4.750%, 11/25/19	79
687	Series 2005-16, Class A23, 5.500%, 09/25/35	644
2,068	Series 2005-22, Class 2A1, VAR, 3.167%, 11/25/35	1,761
	Citicorp Mortgage Securities REMIC Pass-Through Certificates Trust,
112	Series 2005-5, Class APO, PO, 08/25/35	99
96	Series 2005-8, Class APO, PO, 11/25/35	77
	Citigroup Global Markets Mortgage Securities VII, Inc.,
149	Series 2003-HYB1, Class A, VAR, 3.240%, 09/25/33	148
5	Series 2003-UP2, Class PO1, PO, 12/25/18	4
	Citigroup Mortgage Loan Trust,
359	Series 2008-AR4, Class 1A1A, VAR, 3.567%, 11/25/38 (e)	358
210	Series 2009-10, Class 2A1A, 7.000%, 12/25/35 (e)	215

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	JPMORGAN INSTITUTIONAL TRUST FUNDS	13

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2017 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
480	Series 2015-A, Class B2, VAR, 4.500%, 06/25/58 (e)	465
	Citigroup Mortgage Loan Trust, Inc.,
110	Series 2003-1, Class 2A5, 5.250%, 10/25/33	112
57	Series 2003-1, Class 2A6, PO, 10/25/33	52
48	Series 2003-1, Class PO2, PO, 10/25/33	39
58	Series 2003-1, Class PO3, PO, 09/25/33	52
31	Series 2003-UP3, Class A3, 7.000%, 09/25/33	31
87	Series 2003-UST1, Class A1, 5.500%, 12/25/18	87
21	Series 2003-UST1, Class PO1, PO, 12/25/18	21
6	Series 2003-UST1, Class PO3, PO, 12/25/18	6
114	Series 2004-UST1, Class A6, VAR, 2.873%, 08/25/34	110
291	Series 2005-1, Class 2A1A, VAR, 3.086%, 02/25/35	212
322	Series 2005-2, Class 2A11, 5.500%, 05/25/35	329
380	Series 2005-5, Class 1A2, VAR, 3.892%, 08/25/35	267
1,079	Conix Mortgage Asset Trust, Series 2013-1, Class A, VAR, 12/25/47 (d)	116
	Credit Suisse First Boston Mortgage Securities Corp.,
474	Series 2003-1, Class DB1, VAR, 6.732%, 02/25/33	482
16	Series 2003-17, Class 2A1, 5.000%, 07/25/18	16
184	Series 2003-21, Class 1A4, 5.250%, 09/25/33	189
274	Series 2003-25, Class 1P, PO, 10/25/33	239
9	Series 2004-5, Class 5P, PO, 08/25/19	9
2,458	Series 2005-4, Class 3A18, 5.500%, 06/25/35	2,496
2,735	Series 2005-4, Class 3A23, 5.500%, 06/25/35	2,734
	CSMC,
2,719	Series 2010-11R, Class A6, VAR, 1.781%, 06/28/47 (e)	2,702
263	Series 2011-16R, Class 7A3, VAR, 3.048%, 12/27/36 (e)	263
79	Series 2011-6R, Class 3A1, VAR, 3.522%, 07/28/36 (e)	79
47	Series 2012-3R, Class 1A1, VAR, 2.774%, 07/27/37 (e)	47
103	FHLMC — GNMA, Series 8, Class ZA, 7.000%, 03/25/23	111

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

		FHLMC REMIC,
1		Series 22, Class C, 9.500%, 04/15/20	2
3		Series 23, Class F, 9.600%, 04/15/20	3
—	(h)	Series 47, Class F, 10.000%, 06/15/20	—	(h)
1		Series 99, Class Z, 9.500%, 01/15/21	1
—	(h)	Series 204, Class E, HB, IF, 1,735.366%, 05/15/23	—	(h)
—	(h)	Series 1045, Class G, HB, 1,066.208%, 02/15/21	—	(h)
2		Series 1065, Class J, 9.000%, 04/15/21	3
—	(h)	Series 1079, Class S, HB, IF, 31.382%, 05/15/21	1
2		Series 1084, Class F, VAR, 1.720%, 05/15/21	2
1		Series 1084, Class S, HB, IF, 41.760%, 05/15/21	1
5		Series 1116, Class I, 5.500%, 08/15/21	5
6		Series 1144, Class KB, 8.500%, 09/15/21	7
—	(h)	Series 1172, Class L, HB, VAR, 1,181.250%, 11/15/21	—	(h)
—	(h)	Series 1196, Class B, HB, IF, 1,104.543%, 01/15/22	1
5		Series 1250, Class J, 7.000%, 05/15/22	5
10		Series 1343, Class LA, 8.000%, 08/15/22	11
12		Series 1343, Class LB, 7.500%, 08/15/22	14
21		Series 1370, Class JA, VAR, 1.920%, 09/15/22	22
20		Series 1455, Class WB, IF, 4.290%, 12/15/22	21
102		Series 1466, Class PZ, 7.500%, 02/15/23	113
2		Series 1470, Class F, VAR, 1.599%, 02/15/23	2
107		Series 1498, Class I, VAR, 1.920%, 04/15/23	109
162		Series 1502, Class PX, 7.000%, 04/15/23	179
17		Series 1505, Class Q, 7.000%, 05/15/23	19
43		Series 1518, Class G, IF, 8.362%, 05/15/23	48
14		Series 1541, Class M, HB, IF, 25.120%, 07/15/23	21
39		Series 1541, Class O, VAR, 1.780%, 07/15/23	39
4		Series 1570, Class F, VAR, 2.099%, 08/15/23	4
140		Series 1573, Class PZ, 7.000%, 09/15/23	154
83		Series 1591, Class PV, 6.250%, 10/15/23	90
27		Series 1602, Class SA, HB, IF, 20.248%, 10/15/23	37
379		Series 1608, Class L, 6.500%, 09/15/23	427

SEE NOTES TO FINANCIAL STATEMENTS.

14	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2017

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
259	Series 1638, Class H, 6.500%, 12/15/23	281
182	Series 1642, Class PJ, 6.000%, 11/15/23	197
14	Series 1671, Class QC, IF, 10.000%, 02/15/24	19
9	Series 1686, Class SH, IF, 17.505%, 02/15/24	12
61	Series 1695, Class EB, 7.000%, 03/15/24	67
12	Series 1699, Class FC, VAR, 1.370%, 03/15/24	12
65	Series 1700, Class GA, PO, 02/15/24	63
161	Series 1706, Class K, 7.000%, 03/15/24	178
6	Series 1709, Class FA, VAR, 1.580%, 03/15/24	6
23	Series 1745, Class D, 7.500%, 08/15/24	26
362	Series 1760, Class ZD, VAR, 1.930%, 02/15/24	363
133	Series 1798, Class F, 5.000%, 05/15/23	142
2	Series 1807, Class G, 9.000%, 10/15/20	2
31	Series 1829, Class ZB, 6.500%, 03/15/26	34
33	Series 1863, Class Z, 6.500%, 07/15/26	38
39	Series 1865, Class D, PO, 02/15/24	35
30	Series 1890, Class H, 7.500%, 09/15/26	34
99	Series 1899, Class ZE, 8.000%, 09/15/26	115
6	Series 1935, Class FL, VAR, 1.470%, 02/15/27	6
72	Series 1963, Class Z, 7.500%, 01/15/27	83
8	Series 1970, Class PG, 7.250%, 07/15/27	10
126	Series 1981, Class Z, 6.000%, 05/15/27	138
46	Series 1987, Class PE, 7.500%, 09/15/27	53
105	Series 2019, Class Z, 6.500%, 12/15/27	117
29	Series 2033, Class SN, HB, IF, 28.740%, 03/15/24	12
86	Series 2038, Class PN, IO, 7.000%, 03/15/28	17
191	Series 2040, Class PE, 7.500%, 03/15/28	221
26	Series 2043, Class CJ, 6.500%, 04/15/28	29
125	Series 2054, Class PV, 7.500%, 05/15/28	144
243	Series 2075, Class PH, 6.500%, 08/15/28	266
273	Series 2075, Class PM, 6.250%, 08/15/28	300
71	Series 2086, Class GB, 6.000%, 09/15/28	80
113	Series 2089, Class PJ, IO, 7.000%, 10/15/28	13
334	Series 2095, Class PE, 6.000%, 11/15/28	381
109	Series 2125, Class JZ, 6.000%, 02/15/29	121
25	Series 2132, Class SB, HB, IF, 27.170%, 03/15/29	42
7	Series 2134, Class PI, IO, 6.500%, 03/15/19	—	(h)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

141	Series 2136, Class PG, 6.000%, 03/15/29	162
40	Series 2141, Class IO, IO, 7.000%, 04/15/29	5
41	Series 2163, Class PC, IO, 7.500%, 06/15/29	5
407	Series 2169, Class TB, 7.000%, 06/15/29	464
242	Series 2172, Class QC, 7.000%, 07/15/29	280
208	Series 2176, Class OJ, 7.000%, 08/15/29	238
112	Series 2201, Class C, 8.000%, 11/15/29	129
108	Series 2209, Class TC, 8.000%, 01/15/30	128
196	Series 2210, Class Z, 8.000%, 01/15/30	234
36	Series 2224, Class CB, 8.000%, 03/15/30	42
102	Series 2230, Class Z, 8.000%, 04/15/30	121
77	Series 2234, Class PZ, 7.500%, 05/15/30	90
75	Series 2247, Class Z, 7.500%, 08/15/30	89
112	Series 2256, Class MC, 7.250%, 09/15/30	132
162	Series 2259, Class ZM, 7.000%, 10/15/30	187
5	Series 2261, Class ZY, 7.500%, 10/15/30	6
23	Series 2262, Class Z, 7.500%, 10/15/30	27
181	Series 2271, Class PC, 7.250%, 12/15/30	210
164	Series 2283, Class K, 6.500%, 12/15/23	179
97	Series 2296, Class PD, 7.000%, 03/15/31	111
27	Series 2306, Class K, PO, 05/15/24	25
64	Series 2306, Class SE, IF, IO, 8.170%, 05/15/24	12
122	Series 2313, Class LA, 6.500%, 05/15/31	140
153	Series 2325, Class PM, 7.000%, 06/15/31	176
989	Series 2344, Class ZD, 6.500%, 08/15/31	1,151
83	Series 2344, Class ZJ, 6.500%, 08/15/31	92
77	Series 2345, Class NE, 6.500%, 08/15/31	87
83	Series 2351, Class PZ, 6.500%, 08/15/31	94
602	Series 2353, Class AZ, 6.000%, 09/15/31	687
312	Series 2359, Class ZB, 8.500%, 06/15/31	364
161	Series 2367, Class ME, 6.500%, 10/15/31	182
358	Series 2396, Class FM, VAR, 1.220%, 12/15/31	358
182	Series 2399, Class OH, 6.500%, 01/15/32	201
285	Series 2399, Class TH, 6.500%, 01/15/32	314
276	Series 2410, Class NG, 6.500%, 02/15/32	308
98	Series 2410, Class OE, 6.375%, 02/15/32	109
185	Series 2410, Class QS, IF, 17.498%, 02/15/32	279
104	Series 2410, Class QX, IF, IO, 7.880%, 02/15/32	26
218	Series 2412, Class SP, IF, 14.560%, 02/15/32	278
306	Series 2420, Class XK, 6.500%, 02/15/32	338

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	JPMORGAN INSTITUTIONAL TRUST FUNDS	15

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2017 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
280	Series 2423, Class MC, 7.000%, 03/15/32	328
249	Series 2423, Class MT, 7.000%, 03/15/32	289
1	Series 2425, Class OB, 6.000%, 03/15/17	1
492	Series 2430, Class WF, 6.500%, 03/15/32	561
280	Series 2434, Class TC, 7.000%, 04/15/32	322
316	Series 2435, Class CJ, 6.500%, 04/15/32	364
218	Series 2436, Class MC, 7.000%, 04/15/32	248
180	Series 2444, Class ES, IF, IO, 7.180%, 03/15/32	45
133	Series 2450, Class GZ, 7.000%, 05/15/32	155
144	Series 2450, Class SW, IF, IO, 7.230%, 03/15/32	32
620	Series 2455, Class GK, 6.500%, 05/15/32	700
217	Series 2462, Class JG, 6.500%, 06/15/32	244
465	Series 2464, Class SI, IF, IO, 7.230%, 02/15/32	97
406	Series 2466, Class PH, 6.500%, 06/15/32	460
214	Series 2474, Class NR, 6.500%, 07/15/32	242
272	Series 2484, Class LZ, 6.500%, 07/15/32	311
315	Series 2500, Class MC, 6.000%, 09/15/32	357
2	Series 2503, Class BH, 5.500%, 09/15/17	2
19	Series 2508, Class AQ, 5.500%, 10/15/17	19
238	Series 2512, Class PG, 5.500%, 10/15/22	259
127	Series 2535, Class BK, 5.500%, 12/15/22	135
41	Series 2537, Class TE, 5.500%, 12/15/17	41
478	Series 2543, Class YX, 6.000%, 12/15/32	531
469	Series 2544, Class HC, 6.000%, 12/15/32	535
580	Series 2552, Class ME, 6.000%, 01/15/33	664
495	Series 2567, Class QD, 6.000%, 02/15/33	564
315	Series 2568, Class KG, 5.500%, 02/15/23	345
59	Series 2571, Class SK, HB, IF, 31.179%, 09/15/23	93
1,309	Series 2575, Class ME, 6.000%, 02/15/33	1,417
173	Series 2586, Class WI, IO, 6.500%, 03/15/33	33
109	Series 2587, Class WX, 5.000%, 03/15/18	110
362	Series 2596, Class QG, 6.000%, 03/15/33	391
44	Series 2611, Class UH, 4.500%, 05/15/18	44
84	Series 2617, Class GR, 4.500%, 05/15/18	85
66	Series 2626, Class NS, IF, IO, 5.780%, 06/15/23	2
94	Series 2631, Class LC, 4.500%, 06/15/18	95
46	Series 2636, Class Z, 4.500%, 06/15/18	47
65	Series 2637, Class SA, IF, IO, 5.330%, 06/15/18	2
23	Series 2638, Class DS, IF, 7.830%, 07/15/23	25

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

35	Series 2650, Class PO, PO, 12/15/32	35
282	Series 2650, Class SO, PO, 12/15/32	276
74	Series 2651, Class VZ, 4.500%, 07/15/18	75
376	Series 2675, Class CK, 4.000%, 09/15/18	381
73	Series 2692, Class SC, IF, 11.747%, 07/15/33	90
110	Series 2695, Class DG, 4.000%, 10/15/18	112
796	Series 2710, Class HB, 5.500%, 11/15/23	867
498	Series 2716, Class UN, 4.500%, 12/15/23	521
112	Series 2744, Class PE, 5.500%, 02/15/34	118
76	Series 2744, Class TU, 5.500%, 05/15/32	77
233	Series 2783, Class AT, 4.000%, 04/15/19	236
619	Series 2809, Class UC, 4.000%, 06/15/19	630
38	Series 2835, Class QO, PO, 12/15/32	34
21	Series 2840, Class JO, PO, 06/15/23	21
42	Series 2922, Class JN, 4.500%, 02/15/20	43
217	Series 2934, Class EC, PO, 02/15/20	211
181	Series 2934, Class HI, IO, 5.000%, 02/15/20	9
146	Series 2934, Class KI, IO, 5.000%, 02/15/20	7
94	Series 2958, Class QD, 4.500%, 04/15/20	96
653	Series 2965, Class GD, 4.500%, 04/15/20	669
10	Series 2989, Class PO, PO, 06/15/23	10
2,911	Series 2990, Class UZ, 5.750%, 06/15/35	3,291
1,233	Series 3004, Class EK, 5.500%, 07/15/35	1,287
63	Series 3014, Class OD, PO, 08/15/35	58
944	Series 3047, Class OD, 5.500%, 10/15/35	1,040
3,095	Series 3064, Class MC, 5.500%, 11/15/35	3,422
6	Series 3068, Class AO, PO, 01/15/35	6
100	Series 3068, Class QB, 4.500%, 06/15/20	102
1,050	Series 3074, Class BH, 5.000%, 11/15/35	1,127
256	Series 3085, Class WF, VAR, 1.570%, 08/15/35	262
429	Series 3102, Class FB, VAR, 1.070%, 01/15/36	429
101	Series 3102, Class HS, HB, IF, 21.743%, 01/15/36	149
542	Series 3117, Class EO, PO, 02/15/36	476
314	Series 3117, Class OK, PO, 02/15/36	264
21	Series 3122, Class ZB, 6.000%, 03/15/36	24
1,058	Series 3131, Class BK, 5.500%, 03/15/26	1,143
92	Series 3134, Class PO, PO, 03/15/36	83
434	Series 3138, Class PO, PO, 04/15/36	378
30	Series 3149, Class SO, PO, 05/15/36	25
265	Series 3151, Class UC, 5.500%, 08/15/35	276
408	Series 3152, Class MO, PO, 03/15/36	358

SEE NOTES TO FINANCIAL STATEMENTS.

16	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2017

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
97	Series 3171, Class MO, PO, 06/15/36	90
336	Series 3179, Class OA, PO, 07/15/36	301
81	Series 3194, Class SA, IF, IO, 6.330%, 07/15/36	11
377	Series 3211, Class SO, PO, 09/15/36	340
168	Series 3218, Class AO, PO, 09/15/36	141
322	Series 3219, Class DI, IO, 6.000%, 04/15/36	65
935	Series 3229, Class HE, 5.000%, 10/15/26	999
340	Series 3232, Class ST, IF, IO, 5.930%, 10/15/36	56
138	Series 3233, Class OP, PO, 05/15/36	125
227	Series 3256, Class PO, PO, 12/15/36	202
512	Series 3260, Class CS, IF, IO, 5.370%, 01/15/37	81
273	Series 3261, Class OA, PO, 01/15/37	250
103	Series 3274, Class JO, PO, 02/15/37	93
93	Series 3275, Class FL, VAR, 1.210%, 02/15/37	93
523	Series 3290, Class SB, IF, IO, 5.680%, 03/15/37	77
831	Series 3315, Class HZ, 6.000%, 05/15/37	867
41	Series 3318, Class AO, PO, 05/15/37	38
53	Series 3326, Class JO, PO, 06/15/37	48
268	Series 3331, Class PO, PO, 06/15/37	244
210	Series 3385, Class SN, IF, IO, 5.230%, 11/15/37	24
374	Series 3387, Class SA, IF, IO, 5.650%, 11/15/37	53
633	Series 3404, Class SC, IF, IO, 5.230%, 01/15/38	77
3,415	Series 3422, Class AI, SUB, 0.250%, 01/15/38	36
462	Series 3424, Class PI, IF, IO, 6.030%, 04/15/38	59
795	Series 3481, Class SJ, IF, IO, 5.080%, 08/15/38	62
514	Series 3511, Class SA, IF, IO, 5.230%, 02/15/39	81
150	Series 3549, Class FA, VAR, 1.970%, 07/15/39	152
203	Series 3607, Class BO, PO, 04/15/36	184
732	Series 3607, Class OP, PO, 07/15/37	637
378	Series 3607, Class PO, PO, 05/15/37	336
94	Series 3611, Class PO, PO, 07/15/34	86
283	Series 3621, Class BO, PO, 01/15/40	255
311	Series 3720, Class A, 4.500%, 09/15/25	333
37	Series 3739, Class LI, IO, 4.000%, 03/15/34	—	(h)
1,213	Series 3747, Class HI, IO, 4.500%, 07/15/37	60

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

1,000	Series 3747, Class PY, 4.000%, 10/15/40	1,070
715	Series 3759, Class HI, IO, 4.000%, 08/15/37	40
597	Series 3760, Class GI, IO, 4.000%, 10/15/37	24
9,334	Series 3774, Class EW, 3.500%, 12/15/25	9,718
5,000	Series 3793, Class AB, 3.500%, 01/15/26	5,243
187	Series 3804, Class FN, VAR, 1.220%, 03/15/39	188
1,820	Series 3819, Class ZQ, 6.000%, 04/15/36	2,047
430	Series 3852, Class QN, IF, 5.500%, 05/15/41	448
1,392	Series 3852, Class TP, IF, 5.500%, 05/15/41	1,509
1,390	Series 3920, Class LP, 5.000%, 01/15/34	1,517
923	Series 3925, Class FL, VAR, 1.220%, 01/15/41	921
659	Series 3957, Class B, 4.000%, 11/15/41	694
923	Series 3966, Class NA, 4.000%, 12/15/41	981
425	Series 3997, Class PF, VAR, 1.220%, 11/15/39	427
2,110	Series 4048, Class FJ, VAR, 1.180%, 07/15/37	2,074
2,000	Series 4217, Class KY, 3.000%, 06/15/43	1,921
2,501	Series 4240, Class B, 3.000%, 08/15/33	2,491
3,684	Series 4251, Class KW, 2.500%, 04/15/28	3,525
4,432	Series 4374, Class NC, SUB, 2.750%, 02/15/46	4,591
	FHLMC STRIPS,
1	Series 134, Class B, IO, 9.000%, 04/01/22	—	(h)
680	Series 233, Class 11, IO, 5.000%, 09/15/35	120
962	Series 233, Class 13, IO, 5.000%, 09/15/35	181
102	Series 243, Class 16, IO, 4.500%, 11/15/20	4
247	Series 243, Class 17, IO, 4.500%, 12/15/20	10
6,544	Series 262, Class 35, 3.500%, 07/15/42	6,660
1,719	Series 264, Class F1, VAR, 1.320%, 07/15/42	1,723
6,617	Series 299, Class 300, 3.000%, 01/15/43	6,635
2,052	Series 310, Class PO, PO, 09/15/43	1,598
4,060	Series 323, Class 300, 3.000%, 01/15/44	4,073
	FHLMC Structured Pass-Through Securities Certificates,
402	Series T-41, Class 3A, VAR, 5.765%, 07/25/32	440
248	Series T-51, Class 2A, VAR, 7.500%, 08/25/42	299
412	Series T-54, Class 3A, 7.000%, 02/25/43	496
162	Series T-58, Class APO, PO, 09/25/43	135

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	JPMORGAN INSTITUTIONAL TRUST FUNDS	17

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2017 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
366		Series T-59, Class 1AP, PO, 10/25/43	295
1,437		Series T-76, Class 2A, VAR, 1.706%, 10/25/37	1,461
		FHLMC, Multifamily Structured Pass-Through Certificates,
3,560		Series K052, Class A2, 3.151%, 11/25/25	3,645
872		Series KJ02, Class A2, 2.597%, 09/25/20	884
2,759		Series KJ09, Class A2, 2.838%, 09/25/22	2,808
5,500		Series KPLB, Class A, 2.770%, 05/25/25	5,419
1,000		Series KS01, Class A2, 2.522%, 01/25/23	997
2,500		Series KSMC, Class A2, 2.615%, 01/25/23	2,521
1,442		FHLMC, Structured Pass-Through Certificates, Series T-54, Class 2A, 6.500%, 02/25/43	1,698
		First Horizon Alternative Mortgage Securities Trust,
610		Series 2004-AA4, Class A1, VAR, 2.848%, 10/25/34	600
940		Series 2005-FA8, Class 1A19, 5.500%, 11/25/35	798
1,816		Series 2007-FA4, Class 1A2, IF, IO, 4.872%, 08/25/37	342
		First Horizon Mortgage Pass-Through Trust,
315		Series 2004-AR2, Class 2A1, VAR, 3.095%, 05/25/34	312
645		Series 2005-AR1, Class 2A2, VAR, 3.061%, 04/25/35	645
		FNMA Grantor Trust,
699		Series 2002-T19, Class A2, 7.000%, 07/25/42	796
536		Series 2004-T3, Class 1A3, 7.000%, 02/25/44	628
		FNMA REMIC,
1		Series 1988-7, Class Z, 9.250%, 04/25/18	1
3		Series 1989-70, Class G, 8.000%, 10/25/19	4
2		Series 1989-78, Class H, 9.400%, 11/25/19	2
3		Series 1989-83, Class H, 8.500%, 11/25/19	3
2		Series 1989-89, Class H, 9.000%, 11/25/19	2
3		Series 1990-1, Class D, 8.800%, 01/25/20	3
—	(h)	Series 1990-60, Class K, 5.500%, 06/25/20	—	(h)
1		Series 1990-63, Class H, 9.500%, 06/25/20	1
1		Series 1990-93, Class G, 5.500%, 08/25/20	1
—	(h)	Series 1990-94, Class H, HB, 505.000%, 08/25/20	—	(h)
—	(h)	Series 1990-95, Class J, HB, 1,118.040%, 08/25/20	—	(h)
8		Series 1990-102, Class J, 6.500%, 08/25/20	8

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

7		Series 1990-120, Class H, 9.000%, 10/25/20	7
1		Series 1990-134, Class SC, HB, IF, 20.432%, 11/25/20	1
—	(h)	Series 1990-140, Class K, HB, 652.145%, 12/25/20	1
3		Series 1991-24, Class Z, 5.000%, 03/25/21	3
1		Series 1992-101, Class J, 7.500%, 06/25/22	1
20		Series 1992-136, Class PK, 6.000%, 08/25/22	21
12		Series 1992-143, Class MA, 5.500%, 09/25/22	13
46		Series 1992-163, Class M, 7.750%, 09/25/22	51
78		Series 1992-188, Class PZ, 7.500%, 10/25/22	86
30		Series 1993-21, Class KA, 7.700%, 03/25/23	33
49		Series 1993-25, Class J, 7.500%, 03/25/23	55
12		Series 1993-27, Class SA, IF, 15.500%, 02/25/23	16
17		Series 1993-62, Class SA, IF, 19.136%, 04/25/23	23
10		Series 1993-165, Class SD, IF, 13.586%, 09/25/23	12
21		Series 1993-165, Class SK, IF, 12.500%, 09/25/23	24
15		Series 1993-179, Class SB, HB, IF, 27.129%, 10/25/23	22
10		Series 1993-179, Class SC, IF, 10.500%, 10/25/23	12
27		Series 1993-205, Class H, PO, 09/25/23	26
45		Series 1993-225, Class UB, 6.500%, 12/25/23	50
15		Series 1993-230, Class FA, VAR, 1.378%, 12/25/23	15
37		Series 1993-247, Class FE, VAR, 1.778%, 12/25/23	37
17		Series 1993-247, Class SU, IF, 12.351%, 12/25/23	21
150		Series 1994-37, Class L, 6.500%, 03/25/24	165
823		Series 1994-40, Class Z, 6.500%, 03/25/24	904
37		Series 1995-2, Class Z, 8.500%, 01/25/25	43
184		Series 1995-19, Class Z, 6.500%, 11/25/23	207
161		Series 1996-14, Class SE, IF, IO, 8.270%, 08/25/23	29
14		Series 1996-59, Class J, 6.500%, 08/25/22	15

SEE NOTES TO FINANCIAL STATEMENTS.

18	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2017

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
124	Series 1997-20, Class IO, IO, VAR, 1.840%, 03/25/27	4
13	Series 1997-27, Class J, 7.500%, 04/18/27	15
29	Series 1997-29, Class J, 7.500%, 04/20/27	34
206	Series 1997-39, Class PD, 7.500%, 05/20/27	239
16	Series 1997-42, Class ZC, 6.500%, 07/18/27	18
303	Series 1997-61, Class ZC, 7.000%, 02/25/23	335
53	Series 1997-81, Class PI, IO, 7.000%, 12/18/27	6
7	Series 1998-4, Class C, PO, 04/25/23	7
91	Series 1998-36, Class ZB, 6.000%, 07/18/28	103
55	Series 1998-43, Class SA, IF, IO, 17.003%, 04/25/23	19
93	Series 1998-66, Class SB, IF, IO, 7.372%, 12/25/28	13
60	Series 1999-17, Class C, 6.350%, 04/25/29	66
223	Series 1999-18, Class Z, 5.500%, 04/18/29	246
15	Series 1999-38, Class SK, IF, IO, 7.272%, 08/25/23	1
27	Series 1999-52, Class NS, HB, IF, 21.201%, 10/25/23	38
87	Series 1999-62, Class PB, 7.500%, 12/18/29	100
288	Series 2000-2, Class ZE, 7.500%, 02/25/30	333
174	Series 2000-20, Class SA, IF, IO, 8.322%, 07/25/30	36
22	Series 2000-52, Class IO, IO, 8.500%, 01/25/31	5
61	Series 2001-4, Class PC, 7.000%, 03/25/21	65
67	Series 2001-7, Class PF, 7.000%, 03/25/31	78
176	Series 2001-30, Class PM, 7.000%, 07/25/31	204
190	Series 2001-33, Class ID, IO, 6.000%, 07/25/31	44
169	Series 2001-36, Class DE, 7.000%, 08/25/31	194
445	Series 2001-44, Class MY, 7.000%, 09/25/31	518
55	Series 2001-44, Class PD, 7.000%, 09/25/31	64
71	Series 2001-44, Class PU, 7.000%, 09/25/31	83
472	Series 2001-48, Class Z, 6.500%, 09/25/21	513
46	Series 2001-49, Class Z, 6.500%, 09/25/31	52

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

57		Series 2001-52, Class KB, 6.500%, 10/25/31	63
581		Series 2001-61, Class Z, 7.000%, 11/25/31	677
20		Series 2001-72, Class SX, IF, 15.653%, 12/25/31	27
43		Series 2002-1, Class HC, 6.500%, 02/25/22	47
51		Series 2002-1, Class SA, HB, IF, 22.658%, 02/25/32	84
37		Series 2002-1, Class UD, HB, IF, 21.776%, 12/25/23	52
—	(h)	Series 2002-10, Class SB, IF, 17.332%, 03/25/17	—	(h)
633		Series 2002-13, Class SJ, IF, IO, 1.600%, 03/25/32	34
9		Series 2002-13, Class ST, IF, 10.000%, 03/25/32	11
—	(h)	Series 2002-19, Class PE, 6.000%, 04/25/17	—	(h)
18		Series 2002-21, Class LO, PO, 04/25/32	16
179		Series 2002-21, Class PE, 6.500%, 04/25/32	202
1		Series 2002-24, Class AJ, 6.000%, 04/25/17	1
1		Series 2002-25, Class SG, IF, 17.452%, 05/25/17	1
453		Series 2002-28, Class PK, 6.500%, 05/25/32	500
110		Series 2002-37, Class Z, 6.500%, 06/25/32	125
7		Series 2002-42, Class C, 6.000%, 07/25/17	7
614		Series 2002-48, Class GH, 6.500%, 08/25/32	703
24		Series 2002-62, Class ZE, 5.500%, 11/25/17	24
10		Series 2002-63, Class KC, 5.000%, 10/25/17	10
98		Series 2002-77, Class S, IF, 13.056%, 12/25/32	117
315		Series 2002-83, Class CS, 6.881%, 08/25/23	344
—	(h)	Series 2002-94, Class BK, 5.500%, 01/25/18	—	(h)
52		Series 2003-3, Class HJ, 5.000%, 02/25/18	53
1,982		Series 2003-22, Class UD, 4.000%, 04/25/33	2,084
636		Series 2003-33, Class IA, IO, 6.500%, 05/25/33	164
396		Series 2003-34, Class AX, 6.000%, 05/25/33	453
1,516		Series 2003-34, Class ED, 6.000%, 05/25/33	1,653

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	JPMORGAN INSTITUTIONAL TRUST FUNDS	19

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2017 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
25	Series 2003-35, Class UC, 3.750%, 05/25/33	26
78	Series 2003-39, Class IO, IO, VAR, 6.000%, 05/25/33	19
618	Series 2003-39, Class LW, 5.500%, 05/25/23	658
363	Series 2003-41, Class PE, 5.500%, 05/25/23	386
113	Series 2003-42, Class GB, 4.000%, 05/25/33	118
280	Series 2003-47, Class PE, 5.750%, 06/25/33	316
102	Series 2003-52, Class SX, HB, IF, 20.615%, 10/25/31	143
78	Series 2003-64, Class SX, IF, 11.800%, 07/25/33	96
440	Series 2003-71, Class DS, IF, 6.427%, 08/25/33	446
657	Series 2003-72, Class IE, IO, 5.500%, 08/25/33	124
61	Series 2003-74, Class SH, IF, 8.769%, 08/25/33	72
64	Series 2003-76, Class GQ, 4.500%, 08/25/18	65
47	Series 2003-80, Class SY, IF, IO, 6.872%, 06/25/23	1
118	Series 2003-81, Class LC, 4.500%, 09/25/18	120
410	Series 2003-83, Class PG, 5.000%, 06/25/23	420
141	Series 2003-91, Class SD, IF, 11.203%, 09/25/33	167
911	Series 2003-116, Class SB, IF, IO, 6.822%, 11/25/33	181
72	Series 2003-128, Class NG, 4.000%, 01/25/19	73
41	Series 2003-130, Class SX, IF, 10.352%, 01/25/34	48
68	Series 2003-132, Class OA, PO, 08/25/33	63
795	Series 2004-4, Class QI, IF, IO, 6.322%, 06/25/33	69
75	Series 2004-4, Class QM, IF, 12.643%, 06/25/33	85
263	Series 2004-10, Class SC, HB, IF, 25.487%, 02/25/34	302
177	Series 2004-25, Class PC, 5.500%, 01/25/34	182
550	Series 2004-25, Class SA, IF, 17.385%, 04/25/34	759

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

540	Series 2004-27, Class HB, 4.000%, 05/25/19	551
122	Series 2004-36, Class PC, 5.500%, 02/25/34	126
844	Series 2004-36, Class SA, IF, 17.385%, 05/25/34	1,231
185	Series 2004-36, Class SN, IF, 12.643%, 07/25/33	201
337	Series 2004-46, Class QB, HB, IF, 20.887%, 05/25/34	512
1,014	Series 2004-46, Class SK, IF, 14.360%, 05/25/34	1,237
160	Series 2004-51, Class SY, IF, 12.683%, 07/25/34	207
167	Series 2004-53, Class NC, 5.500%, 07/25/24	178
221	Series 2004-59, Class BG, PO, 12/25/32	200
547	Series 2004-61, Class FH, VAR, 1.578%, 11/25/32	560
72	Series 2004-61, Class SK, IF, 8.500%, 11/25/32	84
49	Series 2004-76, Class CL, 4.000%, 10/25/19	50
243	Series 2004-79, Class SP, IF, 17.660%, 11/25/34	289
24	Series 2005-52, Class PA, 6.500%, 06/25/35	25
933	Series 2005-56, Class S, IF, IO, 5.932%, 07/25/35	164
222	Series 2005-66, Class SG, IF, 15.429%, 07/25/35	300
285	Series 2005-68, Class BC, 5.250%, 06/25/35	299
898	Series 2005-68, Class PG, 5.500%, 08/25/35	996
385	Series 2005-68, Class UC, 5.000%, 06/25/35	400
381	Series 2005-74, Class CS, IF, 17.880%, 05/25/35	501
3,003	Series 2005-84, Class XM, 5.750%, 10/25/35	3,334
1,187	Series 2005-109, Class PC, 6.000%, 12/25/35	1,314
4,326	Series 2005-110, Class GL, 5.500%, 12/25/35	4,911
591	Series 2005-110, Class MN, 5.500%, 06/25/35	609
58	Series 2006-15, Class OT, PO, 01/25/36	57
312	Series 2006-16, Class OA, PO, 03/25/36	279

SEE NOTES TO FINANCIAL STATEMENTS.

20	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2017

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
450	Series 2006-22, Class AO, PO, 04/25/36	399
114	Series 2006-23, Class KO, PO, 04/25/36	105
1,020	Series 2006-39, Class WC, 5.500%, 01/25/36	1,108
632	Series 2006-44, Class GO, PO, 06/25/36	572
1,484	Series 2006-44, Class P, PO, 12/25/33	1,348
923	Series 2006-46, Class UC, 5.500%, 12/25/35	989
947	Series 2006-53, Class US, IF, IO, 5.802%, 06/25/36	148
898	Series 2006-56, Class FC, VAR, 1.068%, 07/25/36	894
503	Series 2006-56, Class PO, PO, 07/25/36	459
535	Series 2006-58, Class AP, PO, 07/25/36	490
70	Series 2006-58, Class FL, VAR, 1.238%, 07/25/36	69
280	Series 2006-58, Class PO, PO, 07/25/36	256
141	Series 2006-59, Class QO, PO, 01/25/33	139
3,993	Series 2006-60, Class DZ, 6.500%, 07/25/36	4,937
426	Series 2006-65, Class QO, PO, 07/25/36	375
86	Series 2006-72, Class TO, PO, 08/25/36	80
1,620	Series 2006-77, Class PC, 6.500%, 08/25/36	1,835
350	Series 2006-79, Class DO, PO, 08/25/36	316
295	Series 2006-90, Class AO, PO, 09/25/36	270
128	Series 2006-109, Class PO, PO, 11/25/36	114
801	Series 2006-110, Class PO, PO, 11/25/36	730
83	Series 2006-111, Class EO, PO, 11/25/36	74
537	Series 2006-118, Class A2, VAR, 0.838%, 12/25/36	525
80	Series 2006-119, Class PO, PO, 12/25/36	72
1,119	Series 2006-124, Class HB, VAR, 3.134%, 11/25/36	1,190
574	Series 2006-128, Class BP, 5.500%, 01/25/37	609
512	Series 2006-130, Class GI, IO, 6.500%, 07/25/32	83
785	Series 2007-7, Class SG, IF, IO, 5.722%, 08/25/36	218
1,255	Series 2007-14, Class ES, IF, IO, 5.662%, 03/25/37	211
108	Series 2007-15, Class NO, PO, 03/25/22	104
307	Series 2007-16, Class FC, VAR, 1.528%, 03/25/37	312
111	Series 2007-42, Class AO, PO, 05/25/37	102
196	Series 2007-48, Class PO, PO, 05/25/37	176
531	Series 2007-54, Class FA, VAR, 1.178%, 06/25/37	531

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

3,300	Series 2007-60, Class AX, IF, IO, 6.372%, 07/25/37	658
130	Series 2007-77, Class FG, VAR, 1.278%, 03/25/37	130
778	Series 2007-81, Class GE, 6.000%, 08/25/37	842
2,114	Series 2007-88, Class VI, IF, IO, 5.762%, 09/25/37	363
1,590	Series 2007-91, Class ES, IF, IO, 5.682%, 10/25/37	193
1,070	Series 2007-97, Class KI, IO, 7.000%, 05/25/33	135
1,022	Series 2007-101, Class A2, VAR, 1.028%, 06/27/36	996
338	Series 2007-106, Class A7, VAR, 6.179%, 10/25/37	375
178	Series 2007-114, Class A6, VAR, 0.978%, 10/27/37	178
1,569	Series 2007-116, Class HI, IO, VAR, 1.545%, 01/25/38	90
715	Series 2008-1, Class BI, IF, IO, 5.132%, 02/25/38	107
421	Series 2008-10, Class XI, IF, IO, 5.452%, 03/25/38	55
230	Series 2008-16, Class IS, IF, IO, 5.422%, 03/25/38	33
126	Series 2008-19, Class IC, IO, 5.000%, 03/25/23	3
131	Series 2008-24, Class DY, 5.000%, 04/25/23	134
285	Series 2008-27, Class SN, IF, IO, 6.122%, 04/25/38	43
54	Series 2008-39, Class CI, IO, 4.500%, 05/25/18	1
190	Series 2008-42, Class AO, PO, 09/25/36	178
17	Series 2008-44, Class PO, PO, 05/25/38	16
298	Series 2008-47, Class SI, IF, IO, 5.722%, 06/25/23	22
422	Series 2008-53, Class CI, IF, IO, 6.422%, 07/25/38	66
67	Series 2008-76, Class GF, VAR, 1.428%, 09/25/23	67
958	Series 2008-80, Class SA, IF, IO, 5.072%, 09/25/38	123
633	Series 2008-81, Class SB, IF, IO, 5.072%, 09/25/38	89
890	Series 2009-6, Class GS, IF, IO, 5.772%, 02/25/39	175
274	Series 2009-9, Class IO, IO, 5.000%, 02/25/24	15

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	JPMORGAN INSTITUTIONAL TRUST FUNDS	21

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2017 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
204	Series 2009-18, Class IO, IO, 5.000%, 03/25/24	9
1,760	Series 2009-19, Class IP, IO, 5.500%, 10/25/36	319
695	Series 2009-60, Class HT, 6.000%, 08/25/39	785
408	Series 2009-62, Class HJ, 6.000%, 05/25/39	450
679	Series 2009-70, Class CO, PO, 01/25/37	588
279	Series 2009-99, Class SC, IF, IO, 5.402%, 12/25/39	37
774	Series 2009-103, Class MB, VAR, 2.994%, 12/25/39	825
349	Series 2010-45, Class BD, 4.500%, 11/25/38	357
802	Series 2010-49, Class SC, IF, 11.103%, 03/25/40	951
467	Series 2010-64, Class DM, 5.000%, 06/25/40	508
612	Series 2010-71, Class HJ, 5.500%, 07/25/40	685
2,067	Series 2010-147, Class SA, IF, IO, 5.752%, 01/25/41	435
377	Series 2010-148, Class MA, 4.000%, 02/25/39	386
582	Series 2011-2, Class WA, VAR, 5.816%, 02/25/51	635
2,225	Series 2011-30, Class LS, IO, VAR, 1.794%, 04/25/41	148
2,500	Series 2011-31, Class DB, 3.500%, 04/25/31	2,631
483	Series 2011-75, Class FA, VAR, 1.328%, 08/25/41	488
974	Series 2011-118, Class MT, 7.000%, 11/25/41	1,143
1,402	Series 2011-130, Class CA, 6.000%, 12/25/41	1,600
676	Series 2012-14, Class FB, VAR, 1.228%, 08/25/37	678
3,000	Series 2012-66, Class CB, 3.000%, 06/25/32	3,007
2,451	Series 2012-108, Class F, VAR, 1.278%, 10/25/42	2,434
2,000	Series 2013-81, Class TA, 3.000%, 02/25/43	1,925
1,694	Series 2013-90, Class PM, 3.500%, 09/25/43	1,705
1,921	Series 2013-92, Class PO, PO, 09/25/43	1,505
3,349	Series 2013-101, Class AE, 3.000%, 10/25/33	3,360

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

2,894		Series 2013-101, Class DO, PO, 10/25/43	2,312
3,000		Series 2013-101, Class E, 3.000%, 10/25/33	3,010
3,500		Series 2013-103, Class VG, 3.000%, 03/25/30	3,603
4,000		Series 2013-108, Class GU, 3.000%, 10/25/33	3,996
3,693		Series 2013-128, Class PO, PO, 12/25/43	2,957
—	(h)	Series G-17, Class S, HB, VAR, 1,000.898%, 06/25/21	—	(h)
6		Series G-28, Class S, IF, 14.322%, 09/25/21	7
11		Series G-35, Class M, 8.750%, 10/25/21	12
3		Series G-51, Class SA, HB, IF, 23.616%, 12/25/21	4
62		Series G92-35, Class E, 7.500%, 07/25/22	68
—	(h)	Series G92-35, Class G, HB, 1,184.775%, 07/25/22	1
8		Series G92-42, Class Z, 7.000%, 07/25/22	8
8		Series G92-44, Class ZQ, 8.000%, 07/25/22	9
10		Series G92-52, Class FD, VAR, 0.799%, 09/25/22	10
59		Series G92-54, Class ZQ, 7.500%, 09/25/22	64
8		Series G92-59, Class F, VAR, 1.299%, 10/25/22	9
20		Series G92-61, Class Z, 7.000%, 10/25/22	22
15		Series G92-62, Class B, PO, 10/25/22	14
71		Series G93-1, Class KA, 7.900%, 01/25/23	79
16		Series G93-5, Class Z, 6.500%, 02/25/23	18
21		Series G93-14, Class J, 6.500%, 03/25/23	23
49		Series G93-17, Class SI, IF, 6.000%, 04/25/23	54
43		Series G93-27, Class FD, VAR, 1.658%, 08/25/23	43
10		Series G93-37, Class H, PO, 09/25/23	10
28		Series G95-1, Class C, 8.800%, 01/25/25	33
		FNMA REMIC Trust,
660		Series 2003-W1, Class 1A1, VAR, 5.567%, 12/25/42	722
269		Series 2003-W1, Class 2A, VAR, 6.187%, 12/25/42	301
82		Series 2003-W4, Class 2A, VAR, 6.191%, 10/25/42	97
26		Series 2007-W7, Class 1A4, HB, IF, 34.510%, 07/25/37	37
1,225		Series 2009-W1, Class A, 6.000%, 12/25/49	1,387
		FNMA STRIPS,
—	(h)	Series 23, Class 2, IO, 10.000%, 09/25/17	—	(h)
—	(h)	Series 50, Class 2, IO, 10.500%, 03/25/19	—	(h)

SEE NOTES TO FINANCIAL STATEMENTS.

22	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2017

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
6	Series 218, Class 2, IO, 7.500%, 04/25/23	1
7	Series 265, Class 2, 9.000%, 03/25/24	9
80	Series 329, Class 1, PO, 01/25/33	71
64	Series 339, Class 18, IO, 4.500%, 07/25/18	1
94	Series 339, Class 21, IO, 4.500%, 08/25/18	2
33	Series 339, Class 28, IO, 5.500%, 08/25/18	1
111	Series 345, Class 6, IO, VAR, 5.000%, 12/25/33	21
372	Series 351, Class 7, IO, VAR, 5.000%, 04/25/34	76
297	Series 355, Class 11, IO, 6.000%, 07/25/34	54
49	Series 355, Class 31, IO, VAR, 4.500%, 12/25/18	1
500	Series 365, Class 8, IO, 5.500%, 05/25/36	110
31	Series 368, Class 3, IO, 4.500%, 11/25/20	1
257	Series 374, Class 5, IO, 5.500%, 08/25/36	59
126	Series 383, Class 32, IO, 6.000%, 01/25/38	26
332	Series 383, Class 33, IO, 6.000%, 01/25/38	64
92	Series 393, Class 6, IO, 5.500%, 04/25/37	17
	FNMA Trust,
173	Series 2004-W1, Class 2A2, 7.000%, 12/25/33	203
412	Series 2004-W2, Class 2A2, 7.000%, 02/25/44	482
543	Series 2004-W15, Class 2AF, VAR, 1.028%, 08/25/44	539
1,508	Series 2005-W3, Class 2AF, VAR, 0.998%, 03/25/45	1,463
520	Series 2006-W2, Class 1AF1, VAR, 0.998%, 02/25/46	519
	GMACM Mortgage Loan Trust,
355	Series 2003-AR1, Class A4, VAR, 3.625%, 10/19/33	351
151	Series 2004-J5, Class A7, 6.500%, 01/25/35	156
2,715	Series 2005-AR3, Class 3A4, VAR, 3.404%, 06/19/35	2,670
	GNMA,
789	Series 1994-7, Class PQ, 6.500%, 10/16/24	862
579	Series 1999-4, Class ZB, 6.000%, 02/20/29	646
65	Series 1999-30, Class S, IF, IO, 7.830%, 08/16/29	14
89	Series 2000-9, Class Z, 8.000%, 06/20/30	105
790	Series 2000-9, Class ZJ, 8.500%, 02/16/30	923
1,086	Series 2000-21, Class Z, 9.000%, 03/16/30	1,264
174	Series 2000-31, Class Z, 9.000%, 10/20/30	207
108	Series 2000-35, Class ZA, 9.000%, 11/20/30	131

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

10	Series 2000-36, Class IK, IO, 9.000%, 11/16/30	1
48	Series 2001-6, Class SD, IF, IO, 7.780%, 03/16/31	14
136	Series 2001-35, Class SA, IF, IO, 7.480%, 08/16/31	40
125	Series 2001-36, Class S, IF, IO, 7.280%, 08/16/31	37
511	Series 2002-24, Class AG, IF, IO, 7.180%, 04/16/32	97
47	Series 2002-24, Class SB, IF, 10.770%, 04/16/32	56
992	Series 2002-31, Class SE, IF, IO, 6.730%, 04/16/30	153
321	Series 2002-40, Class UK, 6.500%, 06/20/32	371
17	Series 2002-41, Class SV, IF, 9.000%, 06/16/32	21
1,176	Series 2002-45, Class QE, 6.500%, 06/20/32	1,345
410	Series 2002-47, Class PG, 6.500%, 07/16/32	473
755	Series 2002-47, Class ZA, 6.500%, 07/20/32	878
656	Series 2002-52, Class GH, 6.500%, 07/20/32	768
42	Series 2002-70, Class PS, IF, IO, 6.919%, 08/20/32	1
949	Series 2002-75, Class PB, 6.000%, 11/20/32	1,081
494	Series 2003-11, Class SK, IF, IO, 6.930%, 02/16/33	77
223	Series 2003-12, Class SP, IF, IO, 6.919%, 02/20/33	53
46	Series 2003-24, Class PO, PO, 03/16/33	41
1,204	Series 2003-40, Class TJ, 6.500%, 03/20/33	1,362
753	Series 2003-46, Class MG, 6.500%, 05/20/33	865
569	Series 2003-46, Class TC, 6.500%, 03/20/33	640
204	Series 2003-52, Class AP, PO, 06/16/33	171
1,028	Series 2003-58, Class BE, 6.500%, 01/20/33	1,163
62	Series 2003-90, Class PO, PO, 10/20/33	55
765	Series 2003-112, Class SA, IF, IO, 5.780%, 12/16/33	140
322	Series 2004-28, Class S, IF, 17.545%, 04/16/34	460

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	JPMORGAN INSTITUTIONAL TRUST FUNDS	23

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2017 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
93	Series 2004-73, Class AE, IF, 13.267%, 08/17/34	109
1,063	Series 2004-90, Class SI, IF, IO, 5.319%, 10/20/34	145
205	Series 2005-35, Class FL, VAR, 1.131%, 03/20/32	205
1,801	Series 2005-58, Class NI, IO, 5.500%, 08/20/35	339
166	Series 2005-68, Class DP, IF, 14.578%, 06/17/35	205
2,491	Series 2005-68, Class KI, IF, IO, 5.519%, 09/20/35	409
342	Series 2005-91, Class PI, IO, 6.000%, 12/20/35	65
165	Series 2006-16, Class OP, PO, 03/20/36	151
396	Series 2006-38, Class SW, IF, IO, 5.719%, 06/20/36	38
1,881	Series 2006-38, Class ZK, 6.500%, 08/20/36	2,179
541	Series 2006-59, Class SD, IF, IO, 5.919%, 10/20/36	78
833	Series 2006-65, Class SA, IF, IO, 6.019%, 11/20/36	154
1,435	Series 2007-17, Class JI, IF, IO, 6.040%, 04/16/37	261
154	Series 2007-17, Class JO, PO, 04/16/37	131
802	Series 2007-19, Class SD, IF, IO, 5.419%, 04/20/37	116
733	Series 2007-26, Class SC, IF, IO, 5.419%, 05/20/37	136
653	Series 2007-27, Class SA, IF, IO, 5.419%, 05/20/37	107
178	Series 2007-28, Class BO, PO, 05/20/37	153
552	Series 2007-36, Class SE, IF, IO, 5.700%, 06/16/37	95
1,448	Series 2007-40, Class SB, IF, IO, 5.969%, 07/20/37	231
860	Series 2007-42, Class SB, IF, IO, 5.969%, 07/20/37	144
2,500	Series 2007-47, Class PH, 6.000%, 07/16/37	2,998
547	Series 2007-50, Class AI, IF, IO, 5.994%, 08/20/37	98
78	Series 2007-53, Class SW, IF, 17.863%, 09/20/37	105
374	Series 2007-57, Class PO, PO, 03/20/37	339
197	Series 2007-71, Class SB, IF, IO, 5.919%, 07/20/36	7
437	Series 2007-72, Class US, IF, IO, 5.769%, 11/20/37	72

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

455	Series 2007-73, Class MI, IF, IO, 5.219%, 11/20/37	75
877	Series 2007-76, Class SA, IF, IO, 5.749%, 11/20/37	148
435	Series 2007-79, Class SY, IF, IO, 5.769%, 12/20/37	73
244	Series 2008-2, Class MS, IF, IO, 6.390%, 01/16/38	53
813	Series 2008-2, Class NS, IF, IO, 5.770%, 01/16/38	155
495	Series 2008-10, Class S, IF, IO, 5.049%, 02/20/38	77
319	Series 2008-32, Class PI, IO, 5.500%, 10/16/37	41
702	Series 2008-36, Class SH, IF, IO, 5.519%, 04/20/38	103
4,058	Series 2008-40, Class SA, IF, IO, 5.630%, 05/16/38	690
397	Series 2008-55, Class SA, IF, IO, 5.419%, 06/20/38	62
43	Series 2008-60, Class PO, PO, 01/20/38	43
199	Series 2008-71, Class SC, IF, IO, 5.219%, 08/20/38	30
491	Series 2008-93, Class AS, IF, IO, 4.919%, 12/20/38	65
534	Series 2009-6, Class SA, IF, IO, 5.330%, 02/16/39	72
247	Series 2009-10, Class SL, IF, IO, 5.730%, 03/16/34	7
1,206	Series 2009-12, Class IE, IO, 5.500%, 03/20/39	252
480	Series 2009-14, Class KI, IO, 6.500%, 03/20/39	114
454	Series 2009-14, Class NI, IO, 6.500%, 03/20/39	117
1,175	Series 2009-22, Class SA, IF, IO, 5.489%, 04/20/39	151
343	Series 2009-25, Class SE, IF, IO, 6.819%, 09/20/38	64
272	Series 2009-33, Class CI, IO, 5.500%, 05/20/39	51
279	Series 2009-33, Class TI, IO, 6.000%, 05/20/39	57
483	Series 2009-43, Class SA, IF, IO, 5.169%, 06/20/39	77
351	Series 2009-65, Class IQ, IO, 6.000%, 12/20/38	42
1,096	Series 2009-72, Class SM, IF, IO, 5.480%, 08/16/39	177
272	Series 2009-79, Class OK, PO, 11/16/37	248

SEE NOTES TO FINANCIAL STATEMENTS.

24	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2017

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
394	Series 2010-14, Class CO, PO, 08/20/35	354
2,175	Series 2010-31, Class NO, PO, 03/20/40	1,999
301	Series 2010-130, Class CP, 7.000%, 10/16/40	348
2,226	Series 2010-157, Class OP, PO, 12/20/40	1,830
3,545	Series 2010-H17, Class XQ, VAR, 5.240%, 07/20/60	3,694
729	Series 2011-22, Class WA, VAR, 5.939%, 02/20/37	808
1,394	Series 2011-75, Class SM, IF, IO, 5.819%, 05/20/41	273
2,468	Series 2012-61, Class FM, VAR, 1.170%, 05/16/42	2,469
622	Series 2012-141, Class WC, VAR, 3.716%, 01/20/42	647
3,611	Series 2012-H10, Class FA, VAR, 1.331%, 12/20/61	3,605
625	Series 2012-H15, Class FA, VAR, 1.222%, 05/20/62	626
2,070	Series 2012-H21, Class CF, VAR, 1.472%, 05/20/61	2,072
3,073	Series 2012-H22, Class FD, VAR, 1.242%, 01/20/61	3,077
1,281	Series 2012-H24, Class FG, VAR, 1.202%, 04/20/60	1,281
1,240	Series 2012-H26, Class MA, VAR, 1.322%, 07/20/62	1,242
1,839	Series 2012-H28, Class FA, VAR, 1.352%, 09/20/62	1,838
1,527	Series 2012-H29, Class FA, VAR, 1.287%, 10/20/62	1,522
622	Series 2012-H30, Class PA, VAR, 1.222%, 11/20/59	622
1,653	Series 2012-H31, Class FD, VAR, 1.112%, 12/20/62	1,638
2,798	Series 2013-54, Class WA, VAR, 4.727%, 11/20/42	3,038
2,140	Series 2013-75, Class WA, VAR, 5.214%, 06/20/40	2,346
1,223	Series 2013-91, Class WA, VAR, 4.489%, 04/20/43	1,292
1,300	Series 2013-116, Class JY, 4.000%, 08/16/43	1,384
2,683	Series 2013-H01, Class FA, 1.650%, 01/20/63	2,668
277	Series 2013-H03, Class FA, VAR, 1.072%, 08/20/60	277
1,338	Series 2013-H04, Class BA, 1.650%, 02/20/63	1,324

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

3,020	Series 2013-H05, Class FB, VAR, 1.172%, 02/20/62	3,019
1,526	Series 2013-H07, Class HA, VAR, 1.182%, 03/20/63	1,515
8,961	Series 2013-H07, Class JA, 1.750%, 03/20/63	8,907
1,459	Series 2013-H08, Class FC, VAR, 1.222%, 02/20/63	1,451
1,811	Series 2013-H09, Class HA, 1.650%, 04/20/63	1,787
3,252	Series 2013-H18, Class JA, VAR, 1.372%, 08/20/63	3,252
1,006	Series 2014-188, Class W, VAR, 4.657%, 10/20/41	1,091
1,606	Series 2014-H01, Class FD, VAR, 1.422%, 01/20/64	1,608
1,644	Series 2014-H09, Class TA, VAR, 1.372%, 04/20/64	1,644
5,665	Series 2015-H05, Class FC, VAR, 1.252%, 02/20/65	5,631
9,175	Series 2015-H10, Class FC, VAR, 1.252%, 04/20/65	9,118
7,288	Series 2015-H12, Class FA, VAR, 1.252%, 05/20/65	7,245
1,902	Series 2015-H15, Class FD, VAR, 1.212%, 06/20/65	1,886
4,234	Series 2015-H15, Class FJ, VAR, 1.212%, 06/20/65	4,200
3,261	Series 2015-H16, Class FG, VAR, 1.212%, 07/20/65	3,236
3,037	Series 2015-H23, Class FB, VAR, 1.292%, 09/20/65	3,020
2,191	Series 2015-H32, Class FH, VAR, 1.432%, 12/20/65	2,197
8,543	Series 2016-H07, Class FA, VAR, 1.522%, 03/20/66	8,608
	GSMPS Mortgage Loan Trust,
693	Series 2001-2, Class A, VAR, 7.500%, 06/19/32 (e)	723
1,015	Series 2005-RP3, Class 1AF, VAR, 1.128%, 09/25/35 (e)	870
767	Series 2005-RP3, Class 1AS, IO, VAR, 3.896%, 09/25/35 (e)	77
3,408	Series 2006-RP2, Class 1AS2, IF, IO, 5.275%, 04/25/36 (e)	367
	GSR Mortgage Loan Trust,
629	Series 2004-13F, Class 3A3, 6.000%, 11/25/34	644
337	Series 2004-6F, Class 3A4, 6.500%, 05/25/34	359

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	JPMORGAN INSTITUTIONAL TRUST FUNDS	25

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2017 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
259	Series 2004-8F, Class 2A3, 6.000%, 09/25/34	264
118	Series 2005-4F, Class AP, PO, 05/25/35	106
1,326	Series 2005-7F, Class 3A9, 6.000%, 09/25/35	1,405
1,856	Series 2006-1F, Class 2A4, 6.000%, 02/25/36	1,608
1,362	Series 2007-1F, Class 2A4, 5.500%, 01/25/37	1,355
1,626	Homeowner Assistance Program Reverse Mortgage Loan Trust, Series 2013-RM1, Class A, 4.000%, 05/26/53 (e)	1,614
	Impac CMB Trust,
1,631	Series 2004-7, Class 1A1, VAR, 1.518%, 11/25/34	1,575
170	Series 2005-4, Class 2A1, VAR, 1.378%, 05/25/35	163
	Impac Secured Assets Trust,
494	Series 2006-1, Class 2A1, VAR, 1.128%, 05/25/36	447
270	Series 2006-2, Class 2A1, VAR, 1.128%, 08/25/36	267
	JP Morgan Mortgage Trust,
729	Series 2006-A2, Class 4A1, VAR, 3.180%, 08/25/34	732
952	Series 2006-A2, Class 5A3, VAR, 3.118%, 11/25/33	967
192	Series 2006-A3, Class 6A1, VAR, 3.192%, 08/25/34	193
2	JP Morgan Resecuritization Trust, Series 2009-6, Class 4A1, VAR, 3.134%, 09/26/36 (e)	2
	Lehman Mortgage Trust,
440	Series 2006-2, Class 1A1, VAR, 5.872%, 04/25/36	388
806	Series 2008-2, Class 1A6, 6.000%, 03/25/38	569
	MASTR Adjustable Rate Mortgages Trust,
53	Series 2004-4, Class 2A1, VAR, 2.741%, 05/25/34	48
417	Series 2004-13, Class 2A1, VAR, 3.073%, 04/21/34	428
975	Series 2004-13, Class 3A7, VAR, 3.047%, 11/21/34	997
297	Series 2004-15, Class 3A1, VAR, 3.872%, 12/25/34	279
	MASTR Alternative Loan Trust,
152	Series 2003-3, Class 1A1, 6.500%, 05/25/33	157

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

415	Series 2003-9, Class 8A1, 6.000%, 01/25/34	428
417	Series 2004-3, Class 2A1, 6.250%, 04/25/34	435
556	Series 2004-4, Class 10A1, 5.000%, 05/25/24	578
267	Series 2004-6, Class 30PO, PO, 07/25/34	195
431	Series 2004-6, Class 7A1, 6.000%, 07/25/34	418
193	Series 2004-7, Class 30PO, PO, 08/25/34	152
309	Series 2004-8, Class 6A1, 5.500%, 09/25/19	315
50	Series 2004-10, Class 1A1, 4.500%, 09/25/19	50
	MASTR Asset Securitization Trust,
6	Series 2003-2, Class 2A1, 4.500%, 03/25/18	6
5	Series 2003-3, Class 4A1, 5.000%, 04/25/18	5
12	Series 2003-4, Class 3A2, 5.000%, 05/25/18	12
39	Series 2003-12, Class 30PO, PO, 12/25/33	35
28	Series 2004-1, Class 30PO, PO, 02/25/34	22
8	Series 2004-4, Class 3A1, 4.500%, 04/25/19	8
11	Series 2004-6, Class 15PO, PO, 07/25/19	10
21	Series 2004-8, Class 1A1, 4.750%, 08/25/19	21
9	Series 2004-8, Class PO, PO, 08/25/19	8
2,013	MASTR Reperforming Loan Trust, Series 2005-2, Class 1A1F, VAR, 1.128%, 05/25/35 (e)	1,674
306	MASTR Resecuritization Trust, Series 2005-PO, Class 3PO, PO, 05/28/35 (e)	231
	Merrill Lynch Mortgage Investors Trust,
181	Series 2003-E, Class A1, VAR, 1.398%, 10/25/28	174
1,856	Series 2003-F, Class A1, VAR, 1.418%, 10/25/28	1,818
489	Series 2004-1, Class 2A1, VAR, 2.962%, 12/25/34	490
343	Series 2004-A, Class A1, VAR, 1.238%, 04/25/29	329
3	ML Trust XLVII, Series 47, Class Z, 8.985%, 10/20/20	3
378	MortgageIT Trust, Series 2005-1, Class 1A1, VAR, 1.418%, 02/25/35	365
368	NACC Reperforming Loan REMIC Trust, Series 2004-R2, Class A1, VAR, 6.500%, 10/25/34 (e)	362

SEE NOTES TO FINANCIAL STATEMENTS.

26	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2017

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Nomura Asset Acceptance Corp. Alternative Loan Trust,
152	Series 2003-A1, Class A1, 5.500%, 05/25/33	155
95	Series 2003-A1, Class A2, 6.000%, 05/25/33	97
34	Series 2003-A1, Class A5, 7.000%, 04/25/33	34
1	Series 2003-A1, Class A7, 5.000%, 04/25/18	1
3	PaineWebber CMO Trust, Series P, Class 4, 8.500%, 08/01/19	3
168	Provident Funding Mortgage Loan Trust, Series 2005-1, Class 2A1, VAR, 3.225%, 05/25/35	163
	RALI Trust,
12	Series 2002-QS8, Class A5, 6.250%, 06/25/17	12
9	Series 2002-QS16, Class A3, IF, 14.995%, 10/25/17	9
33	Series 2003-QS3, Class A2, IF, 14.788%, 02/25/18	35
112	Series 2003-QS9, Class A3, IF, IO, 6.772%, 05/25/18	3
117	Series 2003-QS12, Class A2A, IF, IO, 6.822%, 06/25/18	3
36	Series 2003-QS12, Class A5, IO, 5.000%, 06/25/18	—	(h)
290	Series 2003-QS14, Class A1, 5.000%, 07/25/18	290
89	Series 2003-QS18, Class A1, 5.000%, 09/25/18	89
1,308	Series 2004-QA6, Class NB2, VAR, 3.657%, 12/26/34	1,093
	RBSSP Resecuritization Trust,
222	Series 2009-2, Class 1A1, 7.000%, 08/26/37 (e)	229
1	Series 2009-9, Class 7A4, VAR, 6.000%, 07/26/37 (e)	1
408	Series 2009-12, Class 1A1, VAR, 5.809%, 11/25/33 (e)	421
51	Series 2010-9, Class 7A5, VAR, 4.000%, 05/26/37 (e)	51
	Residential Asset Securitization Trust,
7	Series 2003-A14, Class A1, 4.750%, 02/25/19	7
1,921	Series 2005-A2, Class A4, IF, IO, 4.272%, 03/25/35	217
495	Series 2006-A4, Class 2A5, 6.000%, 05/25/36	456

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	RFMSI Trust,
18	Series 2003-S14, Class A4, PO, 07/25/18	18
45	Series 2004-S3, Class A1, 4.750%, 03/25/19	45
267	Series 2004-S6, Class 2A6, PO, 06/25/34	208
29	Series 2004-S9, Class 2A1, 4.750%, 12/25/19	29
402	Series 2005-SA4, Class 1A1, VAR, 3.165%, 09/25/35	333
	Springleaf Mortgage Loan Trust,
1,268	Series 2013-2A, Class A, VAR, 1.780%, 12/25/65 (e)	1,266
1,058	Series 2013-2A, Class M1, VAR, 3.520%, 12/25/65 (e)	1,061
398	Series 2013-3A, Class A, VAR, 1.870%, 09/25/57 (e)	398
2,131	Series 2013-3A, Class M1, VAR, 3.790%, 09/25/57 (e)	2,130
557	Structured Asset Mortgage Investments II Trust, Series 2004-AR5, Class 1A1, VAR, 1.441%, 10/19/34	533
	Structured Asset Securities Corp. Mortgage Pass-Through Certificates,
597	Series 2003-33H, Class 1A1, 5.500%, 10/25/33	609
942	Series 2004-5H, Class A4, 5.540%, 12/25/33	966
105	Structured Asset Securities Corp. Trust, Series 2005-10, Class 5A9, 5.250%, 12/25/34	101
	Thornburg Mortgage Securities Trust,
290	Series 2003-4, Class A1, VAR, 1.418%, 09/25/43	279
709	Series 2004-4, Class 3A, VAR, 2.665%, 12/25/44	704
	Vendee Mortgage Trust,
311	Series 1994-1, Class 1, VAR, 5.500%, 02/15/24	333
444	Series 1994-1, Class 2ZB, 6.500%, 02/15/24	488
472	Series 1996-1, Class 1Z, 6.750%, 02/15/26	533
365	Series 1996-2, Class 1Z, 6.750%, 06/15/26	410
646	Series 1997-1, Class 2Z, 7.500%, 02/15/27	740
762	Series 1998-1, Class 2E, 7.000%, 03/15/28	889
1,508	Series 1999-1, Class 2Z, 6.500%, 01/15/29	1,685
6,615	Series 2003-2, Class Z, 5.000%, 05/15/33	7,277
1,272	WaMu Mortgage Pass-Through Certificates, Series 2004-RS2, Class A4, 5.000%, 11/25/33	1,292

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	JPMORGAN INSTITUTIONAL TRUST FUNDS	27

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2017 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	WaMu Mortgage Pass-Through Certificates Trust,
110	Series 2003-AR8, Class A, VAR, 2.684%, 08/25/33	112
1,660	Series 2003-AR9, Class 1A6, VAR, 2.782%, 09/25/33	1,675
223	Series 2003-AR9, Class 2A, VAR, 2.846%, 09/25/33	219
48	Series 2003-S8, Class A6, 4.500%, 09/25/18	48
753	Series 2003-S9, Class A8, 5.250%, 10/25/33	782
71	Series 2003-S9, Class P, PO, 10/25/33	61
136	Series 2004-AR3, Class A1, VAR, 2.821%, 06/25/34	138
114	Series 2004-AR3, Class A2, VAR, 2.821%, 06/25/34	115
175	Series 2006-AR10, Class 2P, VAR, 2.920%, 09/25/36	151
143	Series 2006-AR12, Class 2P, VAR, 2.388%, 10/25/36	107
	Washington Mutual Mortgage Pass-Through Certificates WMALT Trust,
6,227	Series 2005-2, Class 1A4, IF, IO, 4.272%, 04/25/35	845
1,422	Series 2005-2, Class 2A3, IF, IO, 4.222%, 04/25/35	179
1,699	Series 2005-3, Class CX, IO, 5.500%, 05/25/35	340
1,965	Series 2005-4, Class CB7, 5.500%, 06/25/35	1,810
1,590	Series 2005-4, Class CX, IO, 5.500%, 06/25/35	319
436	Series 2005-6, Class 2A4, 5.500%, 08/25/35	400
2,792	Series 2005-6, Class 2A9, 5.500%, 08/25/35	2,564
	Wells Fargo Mortgage-Backed Securities Trust,
135	Series 2003-K, Class 1A1, VAR, 2.901%, 11/25/33	135
255	Series 2003-K, Class 1A2, VAR, 2.901%, 11/25/33	257
269	Series 2004-EE, Class 2A1, VAR, 3.048%, 12/25/34	272
346	Series 2004-EE, Class 3A1, VAR, 3.244%, 12/25/34	358
1,569	Series 2004-P, Class 2A1, VAR, 2.995%, 09/25/34	1,619
262	Series 2004-V, Class 1A1, VAR, 3.102%, 10/25/34	264

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

102	Series 2005-16, Class APO, PO, 01/25/36	81
2,616	Series 2005-AR3, Class 1A1, VAR, 3.090%, 03/25/35	2,674
276	Series 2005-AR8, Class 2A1, VAR, 3.150%, 06/25/35	282
240	Series 2005-AR16, Class 2A1, VAR, 3.183%, 02/25/34	244
333	Series 2006-2, Class APO, PO, 03/25/36	270
140	Series 2006-4, Class 1APO, PO, 04/25/36	119
655	Series 2007-7, Class A7, 6.000%, 06/25/37	641
203	Series 2007-11, Class A14, 6.000%, 08/25/37	201

	Total Collateralized Mortgage Obligations (Cost $488,649)	510,091

Commercial Mortgage-Backed Securities — 3.4%
	A10 Securitization LLC,
888	Series 2015-1, Class A1, 2.100%, 04/15/34 (e)	885
1,293	Series 2015-1, Class A2, 3.130%, 04/15/34 (e)	1,300
	A10 Term Asset Financing LLC,
450	Series 2013-2, Class A, 2.620%, 11/15/27 (e)	448
696	Series 2013-2, Class B, 4.380%, 11/15/27 (e)	692
	BAMLL Commercial Mortgage Securities Trust,
560	Series 2012-PARK, Class A, 2.959%, 12/10/30 (e)	567
1,300	Series 2014-520M, Class C, VAR, 4.214%, 08/15/46 (e)	1,228
	BAMLL Re-REMIC Trust,
1,950	Series 2014-FRR5, Class A714, PO, 01/27/47 (e)	1,595
2,600	Series 2016-FR16, Class A, VAR, 1.008%, 05/27/21 (e)	2,257
1,148	Banc of America Commercial Mortgage Trust, Series 2007-5, Class A4, 5.492%, 02/10/51	1,157
157	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-3, Class AM, 4.727%, 07/10/43	157
	BB-UBS Trust,
4,400	Series 2012-SHOW, Class A, 3.430%, 11/05/36 (e)	4,469
483	Series 2012-TFT, Class A, 2.892%, 06/05/30 (e)	477
474	Bear Stearns Commercial Mortgage Securities Trust, Series 2005-PWR8, Class X1, IO, VAR, 0.397%, 06/11/41 (e)	—	(h)

SEE NOTES TO FINANCIAL STATEMENTS.

28	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2017

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Commercial Mortgage-Backed Securities — continued
9,193	CD Commercial Mortgage Trust, Series 2007-CD4, Class XC, IO, VAR, 0.326%, 12/11/49 (e)	2
1,398	COBALT CMBS Commercial Mortgage Trust, Series 2006-C1, Class IO, IO, VAR, 0.819%, 08/15/48	15
	Commercial Mortgage Trust,
128	Series 2006-GG7, Class AM, VAR, 5.774%, 07/10/38	128
2,633	Series 2012-CR2, Class XA, IO, VAR, 1.724%, 08/15/45	190
3,500	Series 2013-300P, Class A1, 4.353%, 08/10/30 (e)	3,803
1,060	Series 2013-SFS, Class A2, VAR, 2.987%, 04/12/35 (e)	1,075
1,400	Series 2014-TWC, Class A, VAR, 1.621%, 02/13/32 (e)	1,402
1,156	Series 2015-CR24, Class A5, 3.696%, 08/10/48	1,199
2,812	Series 2015-CR25, Class A4, 3.759%, 08/10/48	2,930
	FNMA — ACES,
2,893	Series 2010-M3, Class A3, VAR, 4.332%, 03/25/20	3,057
1,365	Series 2011-M2, Class A2, 3.645%, 04/25/21	1,416
8,500	Series 2011-M2, Class A3, 3.764%, 04/25/21	8,929
171	Series 2012-M11, Class FA, VAR, 1.280%, 08/25/19	171
1,878	Series 2013-M7, Class A2, 2.280%, 12/27/22	1,862
2,664	Series 2014-M2, Class A2, VAR, 3.513%, 12/25/23	2,770
2,500	Series 2014-M3, Class A2, VAR, 3.471%, 01/25/24	2,604
7,700	Series 2014-M12, Class ASV2, VAR, 2.614%, 10/25/21	7,787
8,555	Series 2015-M10, Class A2, VAR, 3.092%, 04/25/27	8,590
	FORT CRE LLC,
1,256	Series 2016-1A, Class B, VAR, 3.529%, 05/21/36 (e)	1,273
1,887	Series 2016-1A, Class C, VAR, 4.029%, 05/21/36 (e)	1,902
1,835	GNMA, Series 2014-168, Class VA, VAR, 3.379%, 01/16/37	1,891
1,261	GS Mortgage Securities Corp. II, Series 2013-KING, Class A, 2.706%, 12/10/27 (e)	1,279

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

488	GS Mortgage Securities Corp. Trust, Series 2013-NYC5, Class A, 2.318%, 01/10/30 (e)	489
	JP Morgan Chase Commercial Mortgage Securities Trust,
400	Series 2006-LDP9, Class AMS, 5.337%, 05/15/47	395
737	Series 2007-C1, Class A4, 5.716%, 02/15/51	750
3,967	KGS-Alpha SBA COOF Trust, Series 2015-2, Class A, IO, VAR, 2.956%, 07/25/41 (e)	427
998	Ladder Capital Commercial Mortgage Trust, Series 2013-GCP, Class A2, 3.985%, 02/15/36 (e)	1,037
2,707	LB-UBS Commercial Mortgage Trust, Series 2006-C7, Class XW, IO, VAR, 0.856%, 11/15/38 (e)	10
1,597	ML-CFC Commercial Mortgage Trust, Series 2006-4, Class XC, IO, VAR, 0.696%, 12/12/49 (e)	—	(h)
2,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C14, Class A3, 3.669%, 02/15/47	2,087
	Morgan Stanley Capital I Trust,
4,348	Series 2006-IQ12, Class X1, IO, VAR, 0.470%, 12/15/43 (e)	—	(h)
13,235	Series 2007-HQ11, Class X, IO, VAR, 0.268%, 02/12/44 (e)	16
683	Series 2011-C3, Class A3, 4.054%, 07/15/49	712
	Morgan Stanley Re-REMIC Trust,
407	Series 2012-IO, Class AXA, 1.000%, 03/27/51 (e)	405
554	Series 2012-XA, Class A, 2.000%, 07/27/49 (e)	553
1,800	Series 2012-XA, Class B, 0.250%, 07/27/49 (e)	1,672
	PFP Ltd., (Cayman Islands),
1,014	Series 2015-2, Class A, VAR, 2.220%, 07/14/34 (e)	1,013
1,055	Series 2015-2, Class C, VAR, 4.020%, 07/14/34 (e)	1,040
730	Series 2015-2, Class D, VAR, 4.770%, 07/14/34 (e)	713
	RAIT Trust,
1,309	Series 2014-FL3, Class AS, VAR, 2.570%, 12/15/31 (e)	1,305
736	Series 2014-FL3, Class B, VAR, 3.420%, 12/15/31 (e)	734

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	JPMORGAN INSTITUTIONAL TRUST FUNDS	29

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2017 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Commercial Mortgage-Backed Securities — continued
561	Series 2015-FL4, Class A, VAR, 2.120%, 12/15/31 (e)	562
1,450	Series 2015-FL4, Class AS, VAR, 2.520%, 12/15/31 (e)	1,464
1,805	Series 2015-FL5, Class B, VAR, 4.670%, 01/15/31 (e)	1,809
664	RBS Commercial Funding, Inc. Trust, Series 2013-SMV, Class A, 3.260%, 03/11/31 (e)	659
	Resource Capital Corp. Ltd., (Cayman Islands),
330	Series 2015-CRE4, Class A, VAR, 2.172%, 08/15/32 (e)	328
1,151	Series 2015-CRE4, Class B, VAR, 3.772%, 08/15/32 (e)	1,117
116	RREF LLC, Series 2015-LT7, Class A, 3.000%, 12/25/32 (e)	116
2,236	UBS-BAMLL Trust, Series 2012-WRM, Class A, 3.663%, 06/10/30 (e)	2,287
	UBS-Barclays Commercial Mortgage Trust,
1,053	Series 2012-C2, Class A4, 3.525%, 05/10/63	1,104
9,585	Series 2012-C2, Class XA, IO, VAR, 1.624%, 05/10/63 (e)	459
857	Series 2013-C6, Class A4, 3.244%, 04/10/46	880
	VNDO Mortgage Trust,
1,398	Series 2012-6AVE, Class A, 2.996%, 11/15/30 (e)	1,422
5,000	Series 2013-PENN, Class A, 3.808%, 12/13/29 (e)	5,255
	Wells Fargo Commercial Mortgage Trust,
2,500	Series 2013-120B, Class A, VAR, 2.710%, 03/18/28 (e)	2,532
1,094	Series 2015-C30, Class A4, 3.664%, 09/15/58	1,133
	WFRBS Commercial Mortgage Trust,
1,700	Series 2011-C3, Class A4, 4.375%, 03/15/44 (e)	1,820
800	Series 2012-C6, Class A4, 3.440%, 04/15/45	834
400	Series 2013-C11, Class D, VAR, 4.207%, 03/15/45 (e)	366

	Total Commercial Mortgage-Backed Securities (Cost $105,272)	107,012

Corporate Bonds — 27.6%
	Consumer Discretionary — 1.7%
	Automobiles — 0.3%
	Daimler Finance North America LLC, (Germany),
532	1.875%, 01/11/18 (e)	533

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Automobiles — continued
305	2.250%, 03/02/20 (e)	305
981	2.375%, 08/01/18 (e)	989
1,500	Ford Motor Co., 7.450%, 07/16/31	1,901
1,086	General Motors Co., 6.600%, 04/01/36	1,276
	Hyundai Capital America,
526	2.400%, 10/30/18 (e)	528
1,000	3.000%, 03/18/21 (e)	1,003
385	Kia Motors Corp., (South Korea), 2.625%, 04/21/21 (e)	382
874	Nissan Motor Acceptance Corp., (Japan), 1.800%, 03/15/18 (e)	875

		7,792

	Hotels, Restaurants & Leisure — 0.1%
900	McDonald’s Corp., 4.700%, 12/09/35	956
718	Starbucks Corp., 2.700%, 06/15/22	729

		1,685

	Internet & Direct Marketing Retail — 0.1%
	Amazon.com, Inc.,
1,448	3.800%, 12/05/24	1,535
1,435	4.800%, 12/05/34	1,621

		3,156

	Media — 1.0%
	21st Century Fox America, Inc.,
100	6.200%, 12/15/34	120
400	6.650%, 11/15/37	501
250	6.900%, 08/15/39	321
1,075	7.300%, 04/30/28	1,376
430	8.875%, 04/26/23	561
	CBS Corp.,
740	3.700%, 08/15/24	751
792	4.000%, 01/15/26	811
345	4.600%, 01/15/45	342
140	4.850%, 07/01/42	142
360	4.900%, 08/15/44	370
	Charter Communications Operating LLC,
1,797	4.464%, 07/23/22	1,888
703	6.384%, 10/23/35	804
250	Comcast Cable Communications Holdings, Inc., 9.455%, 11/15/22	336
	Comcast Corp.,
500	2.750%, 03/01/23	496
347	3.375%, 08/15/25	349
555	4.200%, 08/15/34	570
1,082	4.250%, 01/15/33	1,118

SEE NOTES TO FINANCIAL STATEMENTS.

30	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2017

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Media — continued
400	6.450%, 03/15/37	514
2,383	6.500%, 11/15/35	3,067
	Cox Communications, Inc.,
446	3.250%, 12/15/22 (e)	437
885	4.800%, 02/01/35 (e)	837
125	8.375%, 03/01/39 (e)	156
450	Cox Enterprises, Inc., 7.375%, 07/15/27 (e)	529
	Discovery Communications LLC,
1,016	4.375%, 06/15/21	1,072
569	4.950%, 05/15/42	522
	Grupo Televisa SAB, (Mexico),
221	4.625%, 01/30/26	226
200	6.125%, 01/31/46	212
1,197	Historic TW, Inc., 9.150%, 02/01/23	1,544
	NBCUniversal Media LLC,
275	2.875%, 01/15/23	274
310	4.375%, 04/01/21	335
800	5.950%, 04/01/41	979
515	6.400%, 04/30/40	664
296	Sky plc, (United Kingdom), 3.750%, 09/16/24 (e)	299
	Time Warner Cable LLC,
800	4.125%, 02/15/21	832
359	5.500%, 09/01/41	371
400	6.550%, 05/01/37	462
300	Time Warner Cos., Inc., 7.570%, 02/01/24	370
1,410	Time Warner Entertainment Co. LP, 8.375%, 07/15/33	1,895
	Time Warner, Inc.,
1,700	3.600%, 07/15/25	1,683
555	4.750%, 03/29/21	596
313	5.375%, 10/15/41	331
150	6.200%, 03/15/40	174
172	6.250%, 03/29/41	201
	Viacom, Inc.,
235	2.750%, 12/15/19	236
600	3.125%, 06/15/22	591
67	3.250%, 03/15/23	66
808	3.875%, 04/01/24	805
464	4.375%, 03/15/43	407
250	4.500%, 02/27/42	219
262	4.850%, 12/15/34	255

		32,017

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Multiline Retail — 0.1%
	Macy’s Retail Holdings, Inc.,
516	2.875%, 02/15/23	486
971	4.375%, 09/01/23	957
341	4.500%, 12/15/34	306
157	5.125%, 01/15/42	144
178	6.375%, 03/15/37	179
185	6.700%, 07/15/34	187
230	7.450%, 07/15/17	235
455	Nordstrom, Inc., 4.000%, 10/15/21	473
350	Target Corp., 2.500%, 04/15/26	330

		3,297

	Specialty Retail — 0.1%
	Home Depot, Inc. (The),
334	2.125%, 09/15/26	311
454	3.000%, 04/01/26	454
196	3.500%, 09/15/56	175
517	4.200%, 04/01/43	538
	Lowe’s Cos., Inc.,
268	3.375%, 09/15/25	275
739	4.650%, 04/15/42	803
326	5.125%, 11/15/41	375
750	Series B, 7.110%, 05/15/37	1,033

		3,964

	Total Consumer Discretionary	51,911

	Consumer Staples — 1.5%
	Beverages — 0.5%
	Anheuser-Busch Cos. LLC, (Belgium),
600	5.500%, 01/15/18	621
920	5.750%, 04/01/36	1,111
	Anheuser-Busch InBev Finance, Inc., (Belgium),
94	1.900%, 02/01/19	94
3,824	3.300%, 02/01/23	3,904
1,733	3.650%, 02/01/26	1,758
900	3.700%, 02/01/24	929
1,430	4.700%, 02/01/36	1,539
1,135	4.900%, 02/01/46	1,247
698	Anheuser-Busch InBev Worldwide, Inc., (Belgium), 3.750%, 01/15/22	735
750	Brown-Forman Corp., 4.500%, 07/15/45	798
250	Coca-Cola Femsa SAB de CV, (Mexico), 3.875%, 11/26/23	257
200	Constellation Brands, Inc., 4.250%, 05/01/23	210
510	Diageo Capital plc, (United Kingdom), 4.828%, 07/15/20	553

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	JPMORGAN INSTITUTIONAL TRUST FUNDS	31

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2017 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Beverages — continued
255	Diageo Investment Corp., (United Kingdom), 8.000%, 09/15/22	319
355	Heineken NV, (Netherlands), 1.400%, 10/01/17 (e)	355
187	Molson Coors Brewing Co., 3.000%, 07/15/26	178
	PepsiCo, Inc.,
1,220	3.100%, 07/17/22	1,254
534	4.450%, 04/14/46	579

		16,441

	Food & Staples Retailing — 0.5%
858	Costco Wholesale Corp., 2.250%, 02/15/22	851
	CVS Health Corp.,
2,036	2.125%, 06/01/21	1,997
1,418	2.875%, 06/01/26	1,360
725	4.000%, 12/05/23	761
322	5.300%, 12/05/43	366
	Kroger Co. (The),
900	4.000%, 02/01/24	942
1,100	6.900%, 04/15/38	1,451
2,480	7.500%, 04/01/31	3,372
291	Sysco Corp., 3.750%, 10/01/25	297
200	Walgreen Co., 4.400%, 09/15/42	196
	Walgreens Boots Alliance, Inc.,
1,989	3.100%, 06/01/23	1,990
663	3.800%, 11/18/24	677
386	4.500%, 11/18/34	392
400	4.800%, 11/18/44	414
	Wal-Mart Stores, Inc.,
762	5.000%, 10/25/40	878
255	6.200%, 04/15/38	337
350	7.550%, 02/15/30	507

		16,788

	Food Products — 0.4%
	Bunge Ltd. Finance Corp.,
95	3.500%, 11/24/20	97
1,415	8.500%, 06/15/19	1,612
191	Bunge NA Finance LP, 5.900%, 04/01/17	192
	Cargill, Inc.,
600	3.300%, 03/01/22 (e)	618
535	4.307%, 05/14/21 (e)	571
850	7.350%, 03/06/19 (e)	943
500	Danone SA, (France), 2.589%, 11/02/23 (e)	485
	Kraft Heinz Foods Co.,
814	3.500%, 06/06/22	832

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Food Products — continued
694	5.000%, 06/04/42	712
1,187	6.125%, 08/23/18	1,260
2,353	6.875%, 01/26/39	2,972
	Mead Johnson Nutrition Co.,
317	3.000%, 11/15/20	323
153	4.125%, 11/15/25	162
157	Smithfield Foods, Inc., 4.250%, 02/01/27 (e)	160
	Tyson Foods, Inc.,
777	3.950%, 08/15/24	795
1,100	4.875%, 08/15/34	1,137

		12,871

	Household Products — 0.1%
	Kimberly-Clark Corp.,
220	2.400%, 03/01/22	220
426	3.050%, 08/15/25	428
71	7.500%, 11/01/18	78
500	Procter & Gamble — ESOP, Series A, 9.360%, 01/01/21	580

		1,306

	Total Consumer Staples	47,406

	Energy — 2.9%
	Energy Equipment & Services — 0.1%
	Halliburton Co.,
714	3.500%, 08/01/23	732
193	4.850%, 11/15/35	207
1,620	7.450%, 09/15/39	2,210
	Nabors Industries, Inc.,
200	4.625%, 09/15/21	204
200	5.000%, 09/15/20	209
188	National Oilwell Varco, Inc., 1.350%, 12/01/17	187
441	Schlumberger Investment SA, 3.300%, 09/14/21 (e)	455

		4,204

	Oil, Gas & Consumable Fuels — 2.8%
160	Alberta Energy Co. Ltd., (Canada), 7.375%, 11/01/31	194
330	Anadarko Petroleum Corp., 8.700%, 03/15/19	373
	Apache Corp.,
138	3.250%, 04/15/22	139
556	4.750%, 04/15/43	573
500	6.900%, 09/15/18	538
235	BG Energy Capital plc, (United Kingdom), 5.125%, 10/15/41 (e)	259

SEE NOTES TO FINANCIAL STATEMENTS.

32	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2017

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Oil, Gas & Consumable Fuels — continued
	Boardwalk Pipelines LP,
338	4.950%, 12/15/24	356
318	5.950%, 06/01/26	360
	BP Capital Markets plc, (United Kingdom),
1,283	2.237%, 05/10/19	1,293
1,182	2.750%, 05/10/23	1,164
375	3.119%, 05/04/26	367
800	3.224%, 04/14/24	799
451	3.506%, 03/17/25	457
1,337	3.814%, 02/10/24	1,387
	Buckeye Partners LP,
95	3.950%, 12/01/26	94
500	4.350%, 10/15/24	515
330	4.875%, 02/01/21	351
770	5.850%, 11/15/43	824
200	Burlington Resources Finance Co., 7.400%, 12/01/31	268
	Canadian Natural Resources Ltd., (Canada),
401	3.900%, 02/01/25	408
350	6.250%, 03/15/38	410
1,000	6.750%, 02/01/39	1,203
	Cenovus Energy, Inc., (Canada),
208	3.000%, 08/15/22	203
356	4.450%, 09/15/42	319
759	6.750%, 11/15/39	858
	Chevron Corp.,
560	2.355%, 12/05/22	548
1,200	2.566%, 05/16/23	1,187
215	2.895%, 03/03/24	215
1,000	4.950%, 03/03/19	1,064
1,852	CNOOC Finance 2015 Australia Pty. Ltd., (China), 2.625%, 05/05/20	1,851
1,789	CNOOC Nexen Finance 2014 ULC, (China), 4.250%, 04/30/24	1,870
230	Conoco Funding Co., 7.250%, 10/15/31	305
200	ConocoPhillips, 6.500%, 02/01/39	252
	ConocoPhillips Co.,
945	3.350%, 11/15/24	948
1,205	4.200%, 03/15/21	1,281
	Devon Energy Corp.,
750	3.250%, 05/15/22	753
522	4.750%, 05/15/42	514
	Ecopetrol SA, (Colombia),
533	4.125%, 01/16/25	515
773	5.375%, 06/26/26	795
226	5.875%, 09/18/23	245

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Oil, Gas & Consumable Fuels — continued
350	Enbridge, Inc., (Canada), 5.500%, 12/01/46	379
	Encana Corp., (Canada),
545	6.500%, 05/15/19	590
150	6.500%, 08/15/34	172
	Energy Transfer Partners LP,
448	3.600%, 02/01/23	445
964	4.050%, 03/15/25	969
321	4.200%, 04/15/27	322
375	5.300%, 04/15/47	375
364	6.500%, 02/01/42	411
925	Eni SpA, (Italy), Series EX2, 5.700%, 10/01/40 (e)	952
	EnLink Midstream Partners LP,
140	2.700%, 04/01/19	141
838	4.150%, 06/01/25	837
500	5.050%, 04/01/45	477
	Enterprise Products Operating LLC,
506	3.700%, 02/15/26	512
343	3.750%, 02/15/25	349
475	3.900%, 02/15/24	492
333	3.950%, 02/15/27	343
199	4.850%, 03/15/44	206
155	4.950%, 10/15/54	162
318	5.100%, 02/15/45	341
201	5.950%, 02/01/41	235
	EOG Resources, Inc.,
379	2.625%, 03/15/23	369
600	4.100%, 02/01/21	633
902	5.100%, 01/15/36	994
	Exxon Mobil Corp.,
553	2.397%, 03/06/22	554
447	2.726%, 03/01/23	448
363	3.043%, 03/01/26	362
393	4.114%, 03/01/46	410
950	Gulf South Pipeline Co. LP, 4.000%, 06/15/22	975
	Kerr-McGee Corp.,
200	6.950%, 07/01/24	240
1,700	7.875%, 09/15/31	2,219
	Magellan Midstream Partners LP,
353	3.200%, 03/15/25	344
1,127	5.150%, 10/15/43	1,213
250	6.550%, 07/15/19	275
	Marathon Oil Corp.,
833	2.800%, 11/01/22	808
902	5.900%, 03/15/18	939
1,620	6.000%, 10/01/17	1,656

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	JPMORGAN INSTITUTIONAL TRUST FUNDS	33

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2017 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Oil, Gas & Consumable Fuels — continued
578	Marathon Petroleum Corp., 3.625%, 09/15/24	574
	MPLX LP,
259	4.875%, 12/01/24	276
323	5.200%, 03/01/47	330
	Noble Energy, Inc.,
314	5.050%, 11/15/44	327
294	5.625%, 05/01/21	304
	Occidental Petroleum Corp.,
281	3.400%, 04/15/26	282
1,022	3.500%, 06/15/25	1,042
	ONEOK Partners LP,
515	3.200%, 09/15/18	525
151	3.375%, 10/01/22	151
2,000	4.900%, 03/15/25	2,141
334	5.000%, 09/15/23	363
350	6.650%, 10/01/36	408
450	8.625%, 03/01/19	505
	Petro-Canada, (Canada),
324	6.050%, 05/15/18	340
1,295	6.800%, 05/15/38	1,697
	Petroleos Mexicanos, (Mexico),
370	4.250%, 01/15/25	351
974	4.500%, 01/23/26	918
393	4.875%, 01/18/24	394
158	5.500%, 06/27/44	135
617	5.625%, 01/23/46	531
647	6.375%, 02/04/21	703
846	6.375%, 01/23/45	799
250	6.625%, 06/15/35	252
313	6.750%, 09/21/47	308
538	6.875%, 08/04/26	588
182	Phillips 66, 4.300%, 04/01/22	195
	Plains All American Pipeline LP,
323	2.600%, 12/15/19	324
1,000	3.600%, 11/01/24	976
2,500	4.650%, 10/15/25	2,606
1,480	4.900%, 02/15/45	1,413
	Schlumberger Holdings Corp.,
649	3.625%, 12/21/22 (e)	674
200	4.000%, 12/21/25 (e)	211
831	Sinopec Group Overseas Development 2013 Ltd., (China), 4.375%, 10/17/23 (e)	883
	Spectra Energy Capital LLC,
500	3.300%, 03/15/23	493
1,500	5.650%, 03/01/20	1,603

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Oil, Gas & Consumable Fuels — continued
500	6.200%, 04/15/18	523
400	8.000%, 10/01/19	454
	Spectra Energy Partners LP,
524	2.950%, 09/25/18	531
452	5.950%, 09/25/43	522
	Statoil ASA, (Norway),
1,373	1.150%, 05/15/18	1,368
353	1.200%, 01/17/18	352
406	2.450%, 01/17/23	399
1,071	2.650%, 01/15/24	1,055
613	3.150%, 01/23/22	628
456	3.250%, 11/10/24	464
253	4.250%, 11/23/41	261
180	Suncor Energy, Inc., (Canada), 5.950%, 12/01/34	215
	Sunoco Logistics Partners Operations LP,
244	3.900%, 07/15/26	241
259	4.250%, 04/01/24	264
531	4.400%, 04/01/21	563
170	5.300%, 04/01/44	172
1,133	5.350%, 05/15/45	1,154
400	6.100%, 02/15/42	431
554	Texas Eastern Transmission LP, 2.800%, 10/15/22 (e)	540
	Tosco Corp.,
310	7.800%, 01/01/27	402
400	8.125%, 02/15/30	556
	Total Capital International SA, (France),
233	2.700%, 01/25/23	232
500	2.750%, 06/19/21	509
370	3.750%, 04/10/24	387
	TransCanada PipeLines Ltd., (Canada),
394	4.875%, 01/15/26	442
1,200	6.200%, 10/15/37	1,521
340	6.500%, 08/15/18	363
1,100	7.250%, 08/15/38	1,527
250	Valero Energy Corp., 7.500%, 04/15/32	319
74	Western Gas Partners LP, 5.375%, 06/01/21	80

		87,301

	Total Energy	91,505

	Financials — 11.0%
	Banks — 4.9%
	ABN AMRO Bank NV, (Netherlands),
1,594	1.800%, 06/04/18 (e)	1,590
669	2.500%, 10/30/18 (e)	675
1,216	4.750%, 07/28/25 (e)	1,245

SEE NOTES TO FINANCIAL STATEMENTS.

34	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2017

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Banks — continued
	ANZ New Zealand Int’l Ltd., (New Zealand),
750	2.600%, 09/23/19 (e)	756
402	2.850%, 08/06/20 (e)	407
	Australia & New Zealand Banking Group Ltd., (Australia),
900	1.450%, 05/15/18	898
263	4.400%, 05/19/26 (e)	271
228	4.875%, 01/12/21 (e)	247
	Bank of America Corp.,
600	2.000%, 01/11/18	603
1,072	3.300%, 01/11/23	1,079
1,189	3.500%, 04/19/26	1,180
4,752	3.875%, 08/01/25	4,857
972	4.000%, 04/01/24	1,012
547	4.125%, 01/22/24	573
700	4.200%, 08/26/24	722
851	4.250%, 10/22/26	867
542	4.450%, 03/03/26	562
2,065	5.000%, 05/13/21	2,247
740	5.625%, 07/01/20	815
645	5.650%, 05/01/18	673
401	5.700%, 01/24/22	451
420	5.750%, 12/01/17	433
2,996	6.400%, 08/28/17	3,070
4,294	6.875%, 04/25/18	4,540
875	7.625%, 06/01/19	980
1,640	Series L, 2.250%, 04/21/20	1,640
760	Series L, 2.650%, 04/01/19	770
921	Series L, 3.950%, 04/21/25	924
	Bank of Montreal, (Canada),
811	1.400%, 09/11/17	812
855	2.375%, 01/25/19	864
1,106	2.550%, 11/06/22	1,098
	Bank of Nova Scotia (The), (Canada),
2,000	1.450%, 04/25/18	1,999
1,100	1.700%, 06/11/18	1,101
245	Banque Federative du Credit Mutuel SA, (France), 2.000%, 04/12/19 (e)	244
	Barclays Bank plc, (United Kingdom),
276	2.250%, 05/10/17 (e)	277
1,000	6.050%, 12/04/17 (e)	1,030
	Barclays plc, (United Kingdom),
1,449	3.200%, 08/10/21	1,458
1,808	3.650%, 03/16/25	1,764
400	4.375%, 01/12/26	407
435	5.250%, 08/17/45	464

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Banks — continued
	BB&T Corp.,
900	2.625%, 06/29/20	912
740	5.250%, 11/01/19	800
380	6.850%, 04/30/19	418
600	BNP Paribas SA, (France), 4.375%, 05/12/26 (e)	594
	BNZ International Funding Ltd., (New Zealand),
450	2.100%, 09/14/21 (e)	438
632	2.350%, 03/04/19 (e)	635
1,952	Canadian Imperial Bank of Commerce, (Canada), 2.250%, 07/21/20 (e)	1,956
1,950	Capital One Bank USA NA, 3.375%, 02/15/23	1,960
	Capital One NA,
978	2.350%, 08/17/18	984
850	2.400%, 09/05/19	855
	Citigroup, Inc.,
1,000	1.700%, 04/27/18	1,000
800	1.750%, 05/01/18	800
507	1.800%, 02/05/18	508
1,210	2.050%, 12/07/18	1,213
1,096	2.150%, 07/30/18	1,101
115	2.350%, 08/02/21	113
500	2.400%, 02/18/20	502
778	2.700%, 03/30/21	779
1,000	3.400%, 05/01/26	978
1,900	3.700%, 01/12/26	1,906
500	3.875%, 03/26/25	498
1,200	4.300%, 11/20/26	1,221
569	4.400%, 06/10/25	584
389	4.650%, 07/30/45	411
1,000	4.750%, 05/18/46	1,006
106	5.300%, 05/06/44	115
865	5.500%, 09/13/25	953
321	5.875%, 01/30/42	390
250	6.625%, 01/15/28	301
223	8.125%, 07/15/39	333
148	Comerica, Inc., 3.800%, 07/22/26	148
832	Commonwealth Bank of Australia, (Australia), 4.500%, 12/09/25 (e)	865
	Cooperatieve Rabobank UA, (Netherlands),
1,000	2.500%, 01/19/21	1,000
789	3.875%, 02/08/22	833
1,488	4.375%, 08/04/25	1,518
500	5.800%, 09/30/10[1] (e)	574
1,600	Credit Agricole SA, (France), 4.375%, 03/17/25 (e)	1,584

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	JPMORGAN INSTITUTIONAL TRUST FUNDS	35

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2017 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Banks — continued
	Credit Suisse Group Funding Guernsey Ltd., (Switzerland),
250	2.750%, 03/26/20	249
340	3.750%, 03/26/25	335
419	3.800%, 09/15/22	423
800	3.800%, 06/09/23	801
762	4.550%, 04/17/26	788
484	4.875%, 05/15/45	497
387	Danske Bank A/S, (Denmark), 2.700%, 03/02/22 (e)	386
	Discover Bank,
343	3.100%, 06/04/20	349
1,000	3.200%, 08/09/21	1,012
1,101	4.200%, 08/08/23	1,156
1,028	Fifth Third Bancorp, 2.875%, 07/27/20	1,045
	Fifth Third Bank,
600	2.375%, 04/25/19	606
340	2.875%, 10/01/21	345
	HSBC Bank plc, (United Kingdom),
1,438	1.500%, 05/15/18 (e)	1,433
666	4.125%, 08/12/20 (e)	700
575	4.750%, 01/19/21 (e)	616
	HSBC Holdings plc, (United Kingdom),
2,469	2.650%, 01/05/22	2,433
1,854	3.600%, 05/25/23	1,887
200	3.900%, 05/25/26	203
1,056	4.000%, 03/30/22	1,104
939	4.250%, 08/18/25	954
600	6.100%, 01/14/42	755
321	Huntington Bancshares, Inc., 3.150%, 03/14/21	327
	Huntington National Bank (The),
250	2.000%, 06/30/18	250
858	2.875%, 08/20/20	871
680	Industrial & Commercial Bank of China Ltd., (China), 2.351%, 11/13/17	681
729	KeyBank NA, 3.180%, 05/22/22	737
	KeyCorp,
315	2.900%, 09/15/20	321
300	5.100%, 03/24/21	328
	Lloyds Banking Group plc, (United Kingdom),
612	3.000%, 01/11/22	611
381	3.750%, 01/11/27	378
400	4.582%, 12/10/25	407
2,100	Manufacturers & Traders Trust Co., 6.625%, 12/04/17	2,180

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Banks — continued
422	Mitsubishi UFJ Financial Group, Inc., (Japan), 2.950%, 03/01/21	426
	Mizuho Bank Ltd., (Japan),
393	1.800%, 03/26/18 (e)	394
623	2.650%, 09/25/19 (e)	628
742	Mizuho Financial Group, Inc., (Japan), 2.632%, 04/12/21 (e)	737
270	MUFG Americas Holdings Corp., 2.250%, 02/10/20	270
250	National City Bank, 5.800%, 06/07/17	253
	Nordea Bank AB, (Sweden),
1,000	1.625%, 05/15/18 (e)	998
945	4.250%, 09/21/22 (e)	980
	PNC Bank NA,
490	1.950%, 03/04/19	491
400	6.875%, 04/01/18	422
	PNC Financial Services Group, Inc. (The),
182	3.900%, 04/29/24	189
864	4.375%, 08/11/20	923
298	6.700%, 06/10/19	329
709	SUB, 2.854%, 11/09/22	706
964	Regions Financial Corp., 3.200%, 02/08/21	982
	Royal Bank of Canada, (Canada),
1,450	1.875%, 02/05/20	1,438
1,789	2.000%, 10/01/18	1,799
1,000	2.200%, 07/27/18	1,008
985	Series CB8, 1.200%, 09/19/17	985
800	Royal Bank of Scotland Group plc, (United Kingdom), 3.875%, 09/12/23	789
400	Santander Issuances SAU, (Spain), 5.179%, 11/19/25	410
	Santander UK Group Holdings plc, (United Kingdom),
200	2.875%, 08/05/21	198
452	3.125%, 01/08/21	455
909	Santander UK plc, (United Kingdom), 2.500%, 03/14/19	917
402	Skandinaviska Enskilda Banken AB, (Sweden), 1.750%, 03/19/18 (e)	402
850	Societe Generale SA, (France), 2.500%, 04/08/21 (e)	839
927	SpareBank 1 Boligkreditt A/S, (Norway), 1.750%, 11/15/19 (e)	918
1,148	Stadshypotek AB, (Sweden), 1.875%, 10/02/19 (e)	1,143
	Standard Chartered plc, (United Kingdom),
769	4.050%, 04/12/26 (e)	777
1,300	5.200%, 01/26/24 (e)	1,375

SEE NOTES TO FINANCIAL STATEMENTS.

36	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2017

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Banks — continued
872	Sumitomo Mitsui Financial Group, Inc., (Japan), 2.632%, 07/14/26	812
	SunTrust Banks, Inc.,
253	2.900%, 03/03/21	256
880	6.000%, 09/11/17	900
	Toronto-Dominion Bank (The), (Canada),
2,350	1.500%, 03/13/17 (e)	2,350
114	1.800%, 07/13/21	111
115	2.125%, 04/07/21	114
521	2.250%, 11/05/19	526
	US Bancorp,
550	1.650%, 05/15/17	550
540	3.000%, 03/15/22	551
566	4.125%, 05/24/21	607
1,277	7.500%, 06/01/26	1,648
1,000	Series V, 2.375%, 07/22/26	938
896	US Bank NA, 2.800%, 01/27/25	884
6,606	Wachovia Corp., 5.750%, 02/01/18	6,861
	Wells Fargo & Co.,
2,174	2.600%, 07/22/20	2,200
453	3.000%, 02/19/25	443
540	3.000%, 04/22/26	522
1,000	3.300%, 09/09/24	1,004
850	3.500%, 03/08/22	881
637	4.100%, 06/03/26	652
541	4.300%, 07/22/27	563
702	4.480%, 01/16/24	748
500	4.600%, 04/01/21	539
920	4.650%, 11/04/44	943
1,280	5.606%, 01/15/44	1,500
1,000	5.625%, 12/11/17	1,032
1,200	Series N, 2.150%, 01/30/20	1,202
250	Wells Fargo Bank NA, 6.000%, 11/15/17	258
	Westpac Banking Corp., (Australia),
338	2.000%, 03/03/20 (e)	336
2,141	4.875%, 11/19/19	2,295

		155,966

	Capital Markets — 2.7%
	Ameriprise Financial, Inc.,
761	2.875%, 09/15/26	733
1,500	4.000%, 10/15/23	1,590
	Bank of New York Mellon Corp. (The),
880	2.200%, 03/04/19	886
909	2.600%, 08/17/20	921
254	2.800%, 05/04/26	246

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Capital Markets — continued
700	3.250%, 09/11/24	710
413	3.550%, 09/23/21	431
760	4.600%, 01/15/20	814
950	Series 0012, 3.650%, 02/04/24	993
	BlackRock, Inc.,
660	3.375%, 06/01/22	689
540	3.500%, 03/18/24	566
430	4.250%, 05/24/21	463
437	Series 2, 5.000%, 12/10/19	475
	Blackstone Holdings Finance Co. LLC,
429	4.450%, 07/15/45 (e)	410
1,940	5.875%, 03/15/21 (e)	2,175
340	Charles Schwab Corp. (The), 3.225%, 09/01/22	349
	CME Group, Inc.,
1,230	3.000%, 09/15/22	1,260
777	3.000%, 03/15/25	780
285	5.300%, 09/15/43	342
	Credit Suisse AG, (Switzerland),
417	1.750%, 01/29/18	418
728	2.300%, 05/28/19	732
271	3.000%, 10/29/21	274
402	3.625%, 09/09/24	408
310	Credit Suisse Group AG, (Switzerland), 3.574%, 01/09/23 (e)	309
	Deutsche Bank AG, (Germany),
591	1.875%, 02/13/18	591
616	2.950%, 08/20/20	615
984	3.375%, 05/12/21	989
805	6.000%, 09/01/17	822
500	FMR LLC, 6.450%, 11/15/39 (e)	634
	Goldman Sachs Group, Inc. (The),
952	2.600%, 04/23/20	958
1,309	2.625%, 01/31/19	1,325
300	2.625%, 04/25/21	300
453	2.750%, 09/15/20	457
1,720	2.875%, 02/25/21	1,738
557	3.500%, 01/23/25	558
469	3.500%, 11/16/26	461
525	3.750%, 05/22/25	533
359	3.850%, 07/08/24	369
830	3.850%, 01/26/27	838
1,100	4.000%, 03/03/24	1,145
1,415	4.250%, 10/21/25	1,451
493	5.250%, 07/27/21	542

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	JPMORGAN INSTITUTIONAL TRUST FUNDS	37

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2017 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Capital Markets — continued
1,786	5.375%, 03/15/20	1,938
1,200	5.750%, 01/24/22	1,352
2,890	5.950%, 01/18/18	2,999
685	6.750%, 10/01/37	858
2,678	7.500%, 02/15/19	2,959
949	Series D, 6.000%, 06/15/20	1,053
900	ING Bank NV, (Netherlands), 1.650%, 08/15/19 (e)	888
	Intercontinental Exchange, Inc.,
447	2.500%, 10/15/18	453
884	4.000%, 10/15/23	944
	Invesco Finance plc,
390	3.750%, 01/15/26	400
657	4.000%, 01/30/24	690
	Jefferies Group LLC,
1,015	5.125%, 04/13/18	1,050
1,010	6.450%, 06/08/27	1,133
880	6.875%, 04/15/21	1,005
	Macquarie Bank Ltd., (Australia),
2,615	1.600%, 10/27/17 (e)	2,617
896	2.600%, 06/24/19 (e)	904
1,000	2.850%, 07/29/20 (e)	1,007
1,000	4.000%, 07/29/25 (e)	1,038
	Macquarie Group Ltd., (Australia),
1,200	6.000%, 01/14/20 (e)	1,305
1,650	6.250%, 01/14/21 (e)	1,841
	Morgan Stanley,
1,064	2.500%, 04/21/21	1,060
500	2.650%, 01/27/20	506
2,365	2.800%, 06/16/20	2,395
1,250	3.700%, 10/23/24	1,277
946	3.875%, 01/27/26	965
2,873	4.000%, 07/23/25	2,974
1,550	4.100%, 05/22/23	1,607
480	4.350%, 09/08/26	494
1,574	5.000%, 11/24/25	1,697
475	5.500%, 07/24/20	521
559	5.500%, 07/28/21	621
1,265	5.625%, 09/23/19	1,370
906	5.750%, 01/25/21	1,010
1,400	6.625%, 04/01/18	1,472
970	7.300%, 05/13/19	1,077
547	Nomura Holdings, Inc., (Japan), 6.700%, 03/04/20	610
	State Street Corp.,
369	3.100%, 05/15/23	373

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Capital Markets — continued
2,792	3.550%, 08/18/25	2,879
1,164	3.700%, 11/20/23	1,218
379	TD Ameritrade Holding Corp., 2.950%, 04/01/22	384
	Thomson Reuters Corp.,
482	3.850%, 09/29/24	494
1,278	3.950%, 09/30/21	1,328
441	4.500%, 05/23/43	423
325	4.700%, 10/15/19	345

		84,834

	Consumer Finance — 1.0%
700	American Express Co., 7.000%, 03/19/18	739
	American Express Credit Corp.,
1,140	1.800%, 07/31/18	1,143
1,028	1.875%, 11/05/18	1,031
1,841	2.250%, 05/05/21	1,827
1,455	2.375%, 05/26/20	1,461
	American Honda Finance Corp.,
363	2.125%, 10/10/18	366
417	2.250%, 08/15/19	422
150	7.625%, 10/01/18 (e)	164
	Capital One Financial Corp.,
1,069	3.200%, 02/05/25	1,051
962	3.750%, 04/24/24	988
1,462	4.200%, 10/29/25	1,486
	Caterpillar Financial Services Corp.,
323	1.931%, 10/01/21 (e)	314
882	2.250%, 12/01/19	890
402	2.850%, 06/01/22	405
585	7.150%, 02/15/19	645
	Ford Motor Credit Co. LLC,
472	1.684%, 09/08/17	473
340	2.145%, 01/09/18	341
991	2.240%, 06/15/18	995
513	2.375%, 03/12/19	515
1,653	3.000%, 06/12/17	1,661
507	3.096%, 05/04/23	498
578	3.810%, 01/09/24	583
1,162	4.134%, 08/04/25	1,177
	General Motors Financial Co., Inc.,
489	3.100%, 01/15/19	498
1,091	3.200%, 07/13/20	1,112
1,500	3.450%, 01/14/22	1,521
1,230	3.700%, 05/09/23	1,241

SEE NOTES TO FINANCIAL STATEMENTS.

38	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2017

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Consumer Finance — continued
550	4.300%, 07/13/25	560
875	4.350%, 01/17/27	891
207	HSBC Finance Corp., 7.350%, 11/27/32	261
	HSBC USA, Inc.,
800	1.625%, 01/16/18	801
1,077	2.350%, 03/05/20	1,076
	John Deere Capital Corp.,
335	1.700%, 01/15/20	332
400	2.450%, 09/11/20	404
893	2.800%, 03/06/23	896
233	3.150%, 10/15/21	241
626	PACCAR Financial Corp., 1.400%, 05/18/18	626
	Toyota Motor Credit Corp.,
412	1.450%, 01/12/18	413
558	2.100%, 01/17/19	563

		30,611

	Diversified Financial Services — 1.2%
390	AerCap Ireland Capital DAC, (Netherlands), 3.500%, 05/26/22	396
1,455	Bank of America NA, 5.300%, 03/15/17	1,457
	Berkshire Hathaway, Inc.,
233	3.000%, 02/11/23	238
2,498	3.400%, 01/31/22	2,635
840	3.750%, 08/15/21	891
	GE Capital International Funding Co. Unlimited Co.,
3,710	2.342%, 11/15/20	3,740
827	3.373%, 11/15/25	852
5,158	4.418%, 11/15/35	5,522
	National Rural Utilities Cooperative Finance Corp.,
306	2.950%, 02/07/24	308
290	10.375%, 11/01/18	331
	Nationwide Building Society, (United Kingdom),
200	2.450%, 07/27/21 (e)	198
400	4.000%, 09/14/26 (e)	385
	Private Export Funding Corp.,
5,000	Series EE, 2.800%, 05/15/22	5,135
681	Series KK, 3.550%, 01/15/24	727
	Shell International Finance BV, (Netherlands),
804	2.125%, 05/11/20	806
2,953	2.875%, 05/10/26	2,873
2,854	4.000%, 05/10/46	2,786
789	4.125%, 05/11/35	813
1,020	4.300%, 09/22/19	1,080

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Diversified Financial Services — continued
1,005	4.375%, 03/25/20	1,073
1,280	6.375%, 12/15/38	1,680
	Siemens Financieringsmaatschappij NV, (Germany),
634	2.900%, 05/27/22 (e)	642
513	4.400%, 05/27/45 (e)	549
	UBS Group Funding Jersey Ltd., (Switzerland),
269	2.650%, 02/01/22 (e)	263
300	4.125%, 09/24/25 (e)	306
963	4.125%, 04/15/26 (e)	979
540	Voya Financial, Inc., 3.650%, 06/15/26	533

		37,198

	Insurance — 1.2%
520	AIG SunAmerica Global Financing X, 6.900%, 03/15/32 (e)	675
651	Allstate Corp. (The), 3.150%, 06/15/23	665
	American International Group, Inc.,
674	3.750%, 07/10/25	678
296	3.875%, 01/15/35	277
641	4.125%, 02/15/24	666
1,685	4.700%, 07/10/35	1,735
306	Aon Corp., 6.250%, 09/30/40	370
452	Aon plc, 3.875%, 12/15/25	464
	Berkshire Hathaway Finance Corp.,
404	1.300%, 05/15/18	404
748	4.300%, 05/15/43	787
1,574	4.400%, 05/15/42	1,669
120	Chubb Corp. (The), 5.750%, 05/15/18	126
	Chubb INA Holdings, Inc.,
380	2.300%, 11/03/20	381
533	2.875%, 11/03/22	539
	CNA Financial Corp.,
463	3.950%, 05/15/24	477
337	4.500%, 03/01/26	357
526	Dai-ichi Life Insurance Co. Ltd. (The), (Japan), VAR, 4.000%, 07/24/26 (e) (x) (y)	512
208	Guardian Life Insurance Co. of America (The), 4.850%, 01/24/77 (e)	209
	Jackson National Life Global Funding,
563	1.875%, 10/15/18 (e)	564
675	3.050%, 04/29/26 (e)	657
	Liberty Mutual Group, Inc.,
408	4.950%, 05/01/22 (e)	444
900	6.500%, 03/15/35 (e)	1,099
100	Liberty Mutual Insurance Co., 8.500%, 05/15/25 (e)	128

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	JPMORGAN INSTITUTIONAL TRUST FUNDS	39

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2017 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Insurance — continued
598	Lincoln National Corp., 4.200%, 03/15/22	633
	Marsh & McLennan Cos., Inc.,
676	2.350%, 03/06/20	678
192	2.750%, 01/30/22	193
288	3.300%, 03/14/23	294
	Massachusetts Mutual Life Insurance Co.,
280	5.375%, 12/01/41 (e)	324
300	8.875%, 06/01/39 (e)	469
626	MassMutual Global Funding II, 2.500%, 10/17/22 (e)	613
	MetLife, Inc.,
600	4.875%, 11/13/43	658
555	Series A, 6.817%, 08/15/18	595
	Metropolitan Life Global Funding I,
604	1.500%, 01/10/18 (e)	605
2,838	2.300%, 04/10/19 (e)	2,864
1,277	3.875%, 04/11/22 (e)	1,347
1,750	Nationwide Mutual Insurance Co., 9.375%, 08/15/39 (e)	2,725
	New York Life Global Funding,
129	1.950%, 02/11/20 (e)	128
3,951	2.150%, 06/18/19 (e)	3,977
650	Pacific Life Global Funding, 5.000%, 05/15/17 (e)	655
820	Pacific Life Insurance Co., 9.250%, 06/15/39 (e)	1,271
384	Pricoa Global Funding I, 1.600%, 05/29/18 (e)	384
953	Principal Life Global Funding II, 2.250%, 10/15/18 (e)	961
920	Progressive Corp. (The), 2.450%, 01/15/27	866
603	Prudential Financial, Inc., Series B, 5.750%, 07/15/33	712
1,750	Prudential Insurance Co. of America (The), 8.300%, 07/01/25 (e)	2,298
388	Reliance Standard Life Global Funding II, 3.050%, 01/20/21 (e)	391
285	Travelers Cos., Inc. (The), 5.800%, 05/15/18	299

		37,823

	Thrifts & Mortgage Finance — 0.0% (g)
	BPCE SA, (France),
850	1.625%, 01/26/18	849
400	3.375%, 12/02/26	394
800	4.625%, 07/11/24 (e)	791

		2,034

	Total Financials	348,466

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Health Care — 1.6%
	Biotechnology — 0.7%
	AbbVie, Inc.,
992	2.000%, 11/06/18	997
2,273	2.900%, 11/06/22	2,259
872	3.200%, 11/06/22	879
813	3.600%, 05/14/25	810
315	4.300%, 05/14/36	308
1,483	4.500%, 05/14/35	1,487
	Amgen, Inc.,
237	2.125%, 05/01/20	237
1,000	3.625%, 05/15/22	1,036
491	3.625%, 05/22/24	506
3,420	4.663%, 06/15/51	3,453
500	4.950%, 10/01/41	531
680	5.700%, 02/01/19	730
	Baxalta, Inc.,
500	3.600%, 06/23/22	508
167	5.250%, 06/23/45	182
	Biogen, Inc.,
918	3.625%, 09/15/22	949
250	5.200%, 09/15/45	273
	Celgene Corp.,
873	2.875%, 08/15/20	886
1,336	3.250%, 08/15/22	1,353
929	3.625%, 05/15/24	937
633	5.700%, 10/15/40	703
	Gilead Sciences, Inc.,
350	2.500%, 09/01/23	339
632	3.650%, 03/01/26	642
189	3.700%, 04/01/24	194
816	4.600%, 09/01/35	846

		21,045

	Health Care Equipment & Supplies — 0.1%
	Becton Dickinson and Co.,
142	2.675%, 12/15/19	144
113	3.734%, 12/15/24	117
420	Danaher Corp., 2.400%, 09/15/20	424
	Medtronic, Inc.,
422	3.125%, 03/15/22	432
399	3.150%, 03/15/22	410
960	4.375%, 03/15/35	1,021
128	Stryker Corp., 3.500%, 03/15/26	130

		2,678

SEE NOTES TO FINANCIAL STATEMENTS.

40	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2017

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Health Care Providers & Services — 0.5%
	Aetna, Inc.,
524	2.800%, 06/15/23	521
397	4.250%, 06/15/36	402
265	4.500%, 05/15/42	276
440	6.750%, 12/15/37	589
	Anthem, Inc.,
467	2.300%, 07/15/18	470
615	3.125%, 05/15/22	618
280	3.300%, 01/15/23	282
500	4.625%, 05/15/42	514
535	4.650%, 01/15/43	556
648	4.650%, 08/15/44	673
	Cardinal Health, Inc.,
540	2.400%, 11/15/19	545
690	3.750%, 09/15/25	716
	Express Scripts Holding Co.,
305	3.000%, 07/15/23	296
900	3.500%, 06/15/24	882
300	4.500%, 02/25/26	312
639	Laboratory Corp. of America Holdings, 3.200%, 02/01/22	642
425	Mayo Clinic, 4.128%, 11/15/52	430
588	Memorial Sloan-Kettering Cancer Center, 4.200%, 07/01/55	588
251	Quest Diagnostics, Inc., 3.450%, 06/01/26	249
640	Texas Health Resources, 4.330%, 11/15/55	653
	UnitedHealth Group, Inc.,
472	1.700%, 02/15/19	473
173	2.750%, 02/15/23	172
400	2.875%, 03/15/23	404
697	3.100%, 03/15/26	696
697	3.350%, 07/15/22	724
1,050	3.375%, 11/15/21	1,091
760	4.625%, 07/15/35	841
620	6.625%, 11/15/37	832

		15,447

	Life Sciences Tools & Services — 0.0% (g)
	Thermo Fisher Scientific, Inc.,
369	3.000%, 04/15/23	365
520	3.150%, 01/15/23	521
343	4.150%, 02/01/24	362

		1,248

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Pharmaceuticals — 0.3%
	Actavis Funding SCS,
443	3.850%, 06/15/24	451
706	4.550%, 03/15/35	711
	Allergan, Inc.,
525	2.800%, 03/15/23	509
453	3.375%, 09/15/20	465
395	Bayer US Finance LLC, (Germany), 2.375%, 10/08/19 (e)	397
937	Forest Laboratories LLC, 5.000%, 12/15/21 (e)	1,014
750	GlaxoSmithKline Capital plc, (United Kingdom), 2.850%, 05/08/22	760
530	GlaxoSmithKline Capital, Inc., (United Kingdom), 6.375%, 05/15/38	702
	Johnson & Johnson,
264	3.550%, 03/01/36	266
282	4.375%, 12/05/33	311
	Merck & Co., Inc.,
644	2.350%, 02/10/22	644
266	2.400%, 09/15/22	264
770	2.800%, 05/18/23	778
210	3.700%, 02/10/45	203
	Mylan NV,
463	3.950%, 06/15/26	452
318	5.250%, 06/15/46	318
	Mylan, Inc.,
520	3.125%, 01/15/23 (e)	503
250	5.400%, 11/29/43	255
560	Novartis Capital Corp., (Switzerland), 3.400%, 05/06/24	579
	Zoetis, Inc.,
193	1.875%, 02/01/18	194
123	4.700%, 02/01/43	125

		9,901

	Total Health Care	50,319

	Industrials — 1.9%
	Aerospace & Defense — 0.3%
557	Airbus Group Finance BV, (France), 2.700%, 04/17/23 (e)	552
	BAE Systems Holdings, Inc., (United Kingdom),
900	3.800%, 10/07/24 (e)	931
400	6.375%, 06/01/19 (e)	437
676	BAE Systems plc, (United Kingdom), 5.800%, 10/11/41 (e)	776
200	Boeing Co. (The), 7.950%, 08/15/24	264

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	JPMORGAN INSTITUTIONAL TRUST FUNDS	41

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2017 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Aerospace & Defense — continued
164	L3 Technologies, Inc., 3.850%, 12/15/26	167
	Lockheed Martin Corp.,
131	3.100%, 01/15/23	132
1,281	4.070%, 12/15/42	1,276
292	4.850%, 09/15/41	323
277	Series B, 6.150%, 09/01/36	352
300	Northrop Grumman Systems Corp., 7.750%, 02/15/31	429
1,350	Precision Castparts Corp., 3.250%, 06/15/25	1,362
340	Raytheon Co., 3.150%, 12/15/24	347
370	Textron, Inc., 3.650%, 03/15/27	369
	United Technologies Corp.,
681	3.100%, 06/01/22	700
543	4.150%, 05/15/45	555
914	4.500%, 06/01/42	984

		9,956

	Air Freight & Logistics — 0.0% (g)
	FedEx Corp.,
181	3.250%, 04/01/26	181
318	3.900%, 02/01/35	308
239	4.100%, 04/15/43	229
	United Parcel Service of America, Inc.,
355	8.375%, 04/01/20	420
160	SUB, 8.375%, 04/01/30	229
214	United Parcel Service, Inc., 2.450%, 10/01/22	214

		1,581

	Airlines — 0.0% (g)
180	Continental Airlines Pass-Through Trust, Series 2012-2, Class A, 4.000%, 10/29/24	186

	Building Products — 0.1%
	Johnson Controls International plc,
591	3.750%, 12/01/21	614
675	4.250%, 03/01/21	715
223	5.125%, 09/14/45	250
1,000	5.250%, 12/01/41	1,076
273	SUB, 4.950%, 07/02/64	285

		2,940

	Commercial Services & Supplies — 0.1%
200	Pitney Bowes, Inc., 5.600%, 03/15/18	207
643	President & Fellows of Harvard College, 3.300%, 07/15/56	591
	Republic Services, Inc.,
175	2.900%, 07/01/26	169
614	3.550%, 06/01/22	639

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Commercial Services & Supplies — continued
	Waste Management, Inc.,
556	2.400%, 05/15/23	545
156	3.900%, 03/01/35	157
214	4.750%, 06/30/20	231

		2,539

	Construction & Engineering — 0.0% (g)
	ABB Finance USA, Inc., (Switzerland),
292	2.875%, 05/08/22	295
145	4.375%, 05/08/42	155
789	Fluor Corp., 3.375%, 09/15/21	812

		1,262

	Electrical Equipment — 0.0% (g)
	Eaton Corp.,
182	1.500%, 11/02/17	182
170	4.000%, 11/02/32	173
570	5.600%, 05/15/18	596
300	7.625%, 04/01/24	361

		1,312

	Industrial Conglomerates — 0.3%
	General Electric Co.,
107	2.700%, 10/09/22	108
573	3.100%, 01/09/23	591
573	3.150%, 09/07/22	592
541	3.375%, 03/11/24	563
789	4.650%, 10/17/21	872
191	5.300%, 02/11/21	212
512	5.500%, 01/08/20	564
95	5.875%, 01/14/38	122
794	Series A, 6.750%, 03/15/32	1,081
539	Hutchison Whampoa International 12 II Ltd., (Hong Kong), 3.250%, 11/08/22 (e)	550
412	Ingersoll-Rand Global Holding Co. Ltd., 4.250%, 06/15/23	440
970	Koninklijke Philips NV, (Netherlands), 3.750%, 03/15/22	1,011
	Pentair Finance SA, (United Kingdom),
981	2.900%, 09/15/18	993
450	4.650%, 09/15/25	469
	Roper Technologies, Inc.,
192	3.000%, 12/15/20	196
134	3.800%, 12/15/26	135

		8,499

SEE NOTES TO FINANCIAL STATEMENTS.

42	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2017

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Machinery — 0.2%
164	Caterpillar, Inc., 2.600%, 06/26/22	164
	Deere & Co.,
819	2.600%, 06/08/22	822
346	3.900%, 06/09/42	354
	Illinois Tool Works, Inc.,
400	3.500%, 03/01/24	418
1,920	3.900%, 09/01/42	1,965
290	Ingersoll-Rand Co., 6.391%, 11/15/27	341
	Parker-Hannifin Corp.,
592	4.450%, 11/21/44	635
215	5.500%, 05/15/18	225
	Xylem, Inc.,
197	3.250%, 11/01/26	195
224	4.375%, 11/01/46	225

		5,344

	Professional Services — 0.0% (g)
380	Equifax, Inc., 2.300%, 06/01/21	374

	Road & Rail — 0.8%
	Burlington Northern Santa Fe LLC,
200	3.000%, 03/15/23	203
522	3.050%, 03/15/22	535
300	3.450%, 09/15/21	312
136	3.600%, 09/01/20	142
249	3.750%, 04/01/24	263
375	4.375%, 09/01/42	391
500	4.400%, 03/15/42	525
455	4.700%, 09/01/45	504
769	5.150%, 09/01/43	895
1,658	5.400%, 06/01/41	1,985
335	5.750%, 03/15/18	349
425	5.750%, 05/01/40	524
250	6.700%, 08/01/28	325
	Canadian Pacific Railway Co., (Canada),
600	4.500%, 01/15/22	645
1,130	6.125%, 09/15/15[2]	1,366
250	7.125%, 10/15/31	339
	CSX Corp.,
400	3.400%, 08/01/24	407
526	3.950%, 05/01/50	486
300	4.250%, 06/01/21	319
191	4.750%, 05/30/42	204
575	5.500%, 04/15/41	671
500	7.900%, 05/01/17	506

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Road & Rail — continued
	ERAC USA Finance LLC,
559	4.500%, 08/16/21 (e)	596
355	5.250%, 10/01/20 (e)	385
436	5.625%, 03/15/42 (e)	492
350	6.375%, 10/15/17 (e)	360
746	6.700%, 06/01/34 (e)	917
	Norfolk Southern Corp.,
746	3.250%, 12/01/21	766
595	3.950%, 10/01/42	584
100	6.000%, 03/15/05[3]	118
1,510	6.000%, 05/23/11[4]	1,809
365	7.700%, 05/15/17	370
	Penske Truck Leasing Co. LP,
479	2.875%, 07/17/18 (e)	485
1,131	3.375%, 02/01/22 (e)	1,152
	Ryder System, Inc.,
244	2.500%, 03/01/17	244
240	2.500%, 03/01/18	242
723	2.500%, 05/11/20	726
517	2.875%, 09/01/20	523
	Union Pacific Corp.,
182	2.950%, 01/15/23	184
838	3.646%, 02/15/24	884
710	4.163%, 07/15/22	767
200	4.300%, 06/15/42	211

		23,711

	Trading Companies & Distributors — 0.1%
	Air Lease Corp.,
743	3.000%, 09/15/23	731
500	3.875%, 04/01/21	519
506	International Lease Finance Corp., 5.875%, 08/15/22	570
	WW Grainger, Inc.,
436	3.750%, 05/15/46	418
655	4.600%, 06/15/45	717

		2,955

	Total Industrials	60,659

	Information Technology — 1.6%
	Communications Equipment — 0.1%
	Cisco Systems, Inc.,
514	2.600%, 02/28/23	513
197	2.900%, 03/04/21	202
335	2.950%, 02/28/26	335
500	3.625%, 03/04/24	527

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	JPMORGAN INSTITUTIONAL TRUST FUNDS	43

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2017 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Communications Equipment — continued
350	5.500%, 01/15/40	433
755	5.900%, 02/15/39	972
850	Harris Corp., 3.832%, 04/27/25	874

		3,856

	Electronic Equipment, Instruments & Components — 0.1%
	Arrow Electronics, Inc.,
219	3.000%, 03/01/18	222
190	4.500%, 03/01/23	197
165	6.000%, 04/01/20	179
500	6.875%, 06/01/18	528
1,563	7.500%, 01/15/27	1,883

		3,009

	Internet Software & Services — 0.1%
	eBay, Inc.,
1,500	2.600%, 07/15/22	1,466
348	3.450%, 08/01/24	347
271	4.000%, 07/15/42	234

		2,047

	IT Services — 0.0% (g)
	International Business Machines Corp.,
409	1.800%, 05/17/19	411
765	6.220%, 08/01/27	962
371	Total System Services, Inc., 3.750%, 06/01/23	374

		1,747

	Semiconductors & Semiconductor Equipment — 0.2%
	Broadcom Corp.,
1,747	3.625%, 01/15/24 (e)	1,761
1,626	3.875%, 01/15/27 (e)	1,637
	Intel Corp.,
375	3.100%, 07/29/22	387
397	3.300%, 10/01/21	415
652	3.700%, 07/29/25	686
1,185	4.000%, 12/15/32	1,242
453	4.900%, 07/29/45	517
365	Texas Instruments, Inc., 1.650%, 08/03/19	364

		7,009

	Software — 0.6%
470	Intuit, Inc., 5.750%, 03/15/17	471
	Microsoft Corp.,
384	2.125%, 11/15/22	376
500	2.375%, 02/12/22	502
489	2.375%, 05/01/23	482
1,723	2.875%, 02/06/24	1,734

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Software — continued
836	3.300%, 02/06/27	852
291	3.500%, 02/12/35	281
1,155	3.625%, 12/15/23	1,217
305	4.000%, 02/12/55	290
1,359	4.100%, 02/06/37	1,409
615	4.200%, 11/03/35	649
117	4.500%, 10/01/40	126
1,190	4.500%, 02/06/57	1,236
639	4.750%, 11/03/55	691
	Oracle Corp.,
1,000	2.400%, 09/15/23	978
587	2.500%, 05/15/22	587
1,750	2.950%, 05/15/25	1,732
1,088	4.300%, 07/08/34	1,150
1,740	4.375%, 05/15/55	1,743
500	5.000%, 07/08/19	538
813	5.750%, 04/15/18	853

		17,897

	Technology Hardware, Storage & Peripherals — 0.5%
	Apple, Inc.,
927	2.150%, 02/09/22	916
2,556	2.400%, 05/03/23	2,515
815	2.450%, 08/04/26	773
2,364	2.850%, 05/06/21	2,423
586	3.000%, 02/09/24	592
1,539	3.200%, 05/13/25	1,555
625	3.450%, 02/09/45	561
569	3.850%, 08/04/46	548
426	4.500%, 02/23/36	463
300	Dell, Inc., 7.100%, 04/15/28	316
	Diamond 1 Finance Corp.,
780	4.420%, 06/15/21 (e)	819
976	5.450%, 06/15/23 (e)	1,054
857	6.020%, 06/15/26 (e)	945
	HP, Inc.,
282	4.300%, 06/01/21	298
472	4.375%, 09/15/21	502
201	4.650%, 12/09/21	215
849	6.000%, 09/15/41	875
	Xerox Corp.,
271	2.950%, 03/15/17	271
320	5.625%, 12/15/19	345

		15,986

	Total Information Technology	51,551

SEE NOTES TO FINANCIAL STATEMENTS.

44	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2017

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Materials — 0.8%
	Chemicals — 0.5%
	Agrium, Inc., (Canada),
490	3.375%, 03/15/25	482
525	4.125%, 03/15/35	500
757	5.250%, 01/15/45	827
	CF Industries, Inc.,
667	4.500%, 12/01/26 (e)	683
500	7.125%, 05/01/20	548
	Dow Chemical Co. (The),
888	3.000%, 11/15/22	900
850	3.500%, 10/01/24	867
347	4.125%, 11/15/21	369
200	5.250%, 11/15/41	225
375	7.375%, 11/01/29	505
73	8.550%, 05/15/19	83
	Ecolab, Inc.,
447	1.450%, 12/08/17	447
595	3.250%, 01/14/23	606
150	5.500%, 12/08/41	180
253	EI du Pont de Nemours & Co., 4.900%, 01/15/41	277
208	Monsanto Co., 4.700%, 07/15/64	200
	Mosaic Co. (The),
1,736	4.250%, 11/15/23	1,805
79	4.875%, 11/15/41	74
861	5.450%, 11/15/33	898
347	5.625%, 11/15/43	364
	Potash Corp. of Saskatchewan, Inc., (Canada),
660	3.000%, 04/01/25	630
85	3.250%, 12/01/17	86
	PPG Industries, Inc.,
114	5.500%, 11/15/40	136
355	9.000%, 05/01/21	445
473	Praxair, Inc., 2.650%, 02/05/25	465
	Union Carbide Corp.,
1,000	7.500%, 06/01/25	1,205
850	7.750%, 10/01/96	1,098

		14,905

	Construction Materials — 0.0% (g)
	CRH America, Inc., (Ireland),
417	3.875%, 05/18/25 (e)	429
893	5.125%, 05/18/45 (e)	993

		1,422

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Containers & Packaging — 0.1%
	International Paper Co.,
600	7.300%, 11/15/39	786
470	8.700%, 06/15/38	682

		1,468

	Metals & Mining — 0.2%
	BHP Billiton Finance USA Ltd., (Australia),
815	3.850%, 09/30/23	881
150	5.000%, 09/30/43	173
410	5.400%, 03/29/17	411
560	6.500%, 04/01/19	618
	Freeport-McMoRan, Inc.,
1,329	2.150%, 03/01/17	1,329
1,020	5.400%, 11/14/34	895
283	Nucor Corp., 4.000%, 08/01/23	300
295	Placer Dome, Inc., (Canada), 6.450%, 10/15/35	346
258	Rio Tinto Finance USA Ltd., (United Kingdom), 9.000%, 05/01/19	296
300	Vale Canada Ltd., (Brazil), 7.200%, 09/15/32	320
306	Vale Overseas Ltd., (Brazil), 6.250%, 08/10/26	336

		5,905

	Total Materials	23,700

	Real Estate — 0.7%
	Equity Real Estate Investment Trusts (REITs) — 0.7%
	American Tower Corp.,
312	3.375%, 10/15/26	298
1,043	3.500%, 01/31/23	1,050
974	5.000%, 02/15/24	1,053
100	5.900%, 11/01/21	112
	American Tower Trust I,
471	1.551%, 03/15/18 (e)	470
750	3.070%, 03/15/23 (e)	750
700	AvalonBay Communities, Inc., 2.850%, 03/15/23	691
	Boston Properties LP,
360	2.750%, 10/01/26	335
200	3.125%, 09/01/23	199
483	3.650%, 02/01/26	484
	Crown Castle International Corp.,
264	4.000%, 03/01/27	265
1,365	4.875%, 04/15/22	1,475
450	5.250%, 01/15/23	493
239	Duke Realty LP, 3.250%, 06/30/26	233

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	JPMORGAN INSTITUTIONAL TRUST FUNDS	45

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2017 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Equity Real Estate Investment Trusts (REITs) — continued
	Equity Commonwealth,
600	5.875%, 09/15/20	644
1,345	6.650%, 01/15/18	1,369
	ERP Operating LP,
853	3.000%, 04/15/23	846
364	4.625%, 12/15/21	395
	HCP, Inc.,
265	3.400%, 02/01/25	259
2,294	3.875%, 08/15/24	2,324
230	4.200%, 03/01/24	238
177	Hospitality Properties Trust, 4.950%, 02/15/27	181
783	National Retail Properties, Inc., 4.000%, 11/15/25	802
	Prologis LP,
133	3.750%, 11/01/25	137
534	4.250%, 08/15/23	570
	Simon Property Group LP,
917	2.150%, 09/15/17	920
868	3.375%, 10/01/24	885
532	3.750%, 02/01/24	554
579	4.125%, 12/01/21	617
200	4.375%, 03/01/21	214
382	UDR, Inc., 2.950%, 09/01/26	359
	Ventas Realty LP,
240	3.125%, 06/15/23	236
242	3.500%, 02/01/25	238
353	3.750%, 05/01/24	357
406	4.125%, 01/15/26	415
500	VEREIT Operating Partnership LP, 4.600%, 02/06/24	513
	Welltower, Inc.,
223	4.000%, 06/01/25	229
732	4.500%, 01/15/24	776

	Total Real Estate	21,986

	Telecommunication Services — 1.6%
	Diversified Telecommunication Services — 1.5%
	AT&T, Inc.,
2,320	3.000%, 06/30/22	2,304
1,120	3.400%, 05/15/25	1,083
3,596	3.600%, 02/17/23	3,629
1,297	3.800%, 03/15/22	1,337
205	3.875%, 08/15/21	213
376	3.950%, 01/15/25	378
879	4.300%, 12/15/42	786

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Diversified Telecommunication Services — continued
462	4.350%, 06/15/45	408
977	4.550%, 03/09/49	882
1,000	4.600%, 02/15/21	1,063
563	4.750%, 05/15/46	526
860	5.350%, 09/01/40	878
250	5.500%, 02/01/18	259
2,000	6.000%, 08/15/40	2,199
2,700	6.300%, 01/15/38	3,071
400	6.500%, 09/01/37	466
2,250	BellSouth LLC, 6.550%, 06/15/34	2,519
	British Telecommunications plc, (United Kingdom),
531	2.350%, 02/14/19	535
150	9.125%, 12/15/30	224
600	Centel Capital Corp., 9.000%, 10/15/19	685
	Deutsche Telekom International Finance BV, (Germany),
336	2.250%, 03/06/17 (e)	336
232	4.875%, 03/06/42 (e)	251
400	6.000%, 07/08/19	436
325	8.750%, 06/15/30	479
267	Nippon Telegraph & Telephone Corp., (Japan), 1.400%, 07/18/17	267
1,305	Orange SA, (France), SUB, 9.000%, 03/01/31	1,954
741	Qwest Corp., 6.750%, 12/01/21	819
	Telefonica Emisiones SAU, (Spain),
252	3.192%, 04/27/18	255
526	5.134%, 04/27/20	564
316	5.462%, 02/16/21	347
	Verizon Communications, Inc.,
441	2.946%, 03/15/22 (e)	441
881	3.450%, 03/15/21	909
400	3.500%, 11/01/21	412
2,804	3.500%, 11/01/24	2,810
938	4.150%, 03/15/24	976
200	4.272%, 01/15/36	189
2,435	4.400%, 11/01/34	2,339
881	4.500%, 09/15/20	940
730	4.522%, 09/15/48	668
1,085	4.672%, 03/15/55	991
1,693	4.812%, 03/15/39 (e)	1,676
4,200	4.862%, 08/21/46	4,118
566	5.012%, 08/21/54	548

		46,170

SEE NOTES TO FINANCIAL STATEMENTS.

46	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2017

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Wireless Telecommunication Services — 0.1%
592	America Movil SAB de CV, (Mexico), 3.125%, 07/16/22	590
	Rogers Communications, Inc., (Canada),
1,547	4.100%, 10/01/23	1,635
400	8.750%, 05/01/32	549
	Vodafone Group plc, (United Kingdom),
957	1.500%, 02/19/18	956
593	1.625%, 03/20/17	593

		4,323

	Total Telecommunication Services	50,493

	Utilities — 2.3%
	Electric Utilities — 1.6%
	Alabama Power Co.,
214	3.750%, 03/01/45	207
239	6.125%, 05/15/38	302
286	American Electric Power Co., Inc., Series E, 1.650%, 12/15/17	287
	Arizona Public Service Co.,
133	2.200%, 01/15/20	133
296	4.500%, 04/01/42	317
467	5.050%, 09/01/41	532
	Baltimore Gas & Electric Co.,
455	2.800%, 08/15/22	457
376	3.500%, 08/15/46	350
1,025	Cleveland Electric Illuminating Co. (The), Series D, 7.880%, 11/01/17	1,065
831	Comision Federal de Electricidad, (Mexico), 4.875%, 05/26/21 (e)	865
195	Connecticut Light & Power Co. (The), 5.650%, 05/01/18	204
224	DTE Electric Co., 2.650%, 06/15/22	224
	Duke Energy Carolinas LLC,
129	4.250%, 12/15/41	135
660	5.100%, 04/15/18	686
100	6.000%, 01/15/38	127
	Duke Energy Florida LLC,
290	5.650%, 06/15/18	305
245	6.400%, 06/15/38	330
	Duke Energy Indiana LLC,
700	3.750%, 05/15/46	674
1,320	6.350%, 08/15/38	1,754
	Duke Energy Progress LLC,
540	2.800%, 05/15/22	549
792	3.250%, 08/15/25	804
273	4.100%, 05/15/42	280

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Electric Utilities — continued
125	4.100%, 03/15/43	128
387	4.150%, 12/01/44	399
325	5.300%, 01/15/19	346
	Electricite de France SA, (France),
770	2.150%, 01/22/19 (e)	772
1,300	6.000%, 01/22/14[5] (e)	1,314
950	Enel Finance International NV, (Italy), 5.125%, 10/07/19 (e)	1,015
336	Entergy Corp., 2.950%, 09/01/26	320
629	Entergy Louisiana LLC, 3.050%, 06/01/31	599
559	Entergy Mississippi, Inc., 2.850%, 06/01/28	535
350	Florida Power & Light Co., 5.950%, 02/01/38	454
210	Georgia Power Co., 5.950%, 02/01/39	258
679	Great Plains Energy, Inc., 4.850%, 06/01/21	725
	Hydro-Quebec, (Canada),
1,000	Series HY, 8.400%, 01/15/22	1,244
350	Series IO, 8.050%, 07/07/24	460
100	Indiana Michigan Power Co., 7.000%, 03/15/19	110
100	Jersey Central Power & Light Co., 7.350%, 02/01/19	109
778	John Sevier Combined Cycle Generation LLC, 4.626%, 01/15/42	832
	Kansas City Power & Light Co.,
403	3.150%, 03/15/23	404
1,400	5.300%, 10/01/41	1,506
424	Louisville Gas & Electric Co., Series 25, 3.300%, 10/01/25	430
125	MidAmerican Energy Co., 5.300%, 03/15/18	130
	Nevada Power Co.,
55	5.375%, 09/15/40	63
305	5.450%, 05/15/41	362
720	6.500%, 08/01/18	768
100	Series N, 6.650%, 04/01/36	134
	NextEra Energy Capital Holdings, Inc.,
371	2.400%, 09/15/19	374
725	6.000%, 03/01/19	780
	Niagara Mohawk Power Corp.,
493	3.508%, 10/01/24 (e)	506
300	4.881%, 08/15/19 (e)	320
510	Northern States Power Co., 6.250%, 06/01/36	663
320	Ohio Power Co., 6.050%, 05/01/18	335
	Oncor Electric Delivery Co. LLC,
840	6.800%, 09/01/18	901
110	7.000%, 09/01/22	134

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	JPMORGAN INSTITUTIONAL TRUST FUNDS	47

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2017 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Electric Utilities — continued
	Pacific Gas & Electric Co.,
544	2.450%, 08/15/22	536
492	2.950%, 03/01/26	483
71	3.250%, 09/15/21	73
250	3.250%, 06/15/23	256
781	3.500%, 06/15/25	800
217	4.450%, 04/15/42	230
390	4.500%, 12/15/41	414
90	4.600%, 06/15/43	97
810	5.625%, 11/30/17	835
100	6.050%, 03/01/34	127
160	8.250%, 10/15/18	176
	PacifiCorp,
180	5.500%, 01/15/19	193
150	5.650%, 07/15/18	158
	PECO Energy Co.,
350	2.375%, 09/15/22	347
175	5.350%, 03/01/18	182
316	Pepco Holdings LLC, 7.450%, 08/15/32	402
1,085	Potomac Electric Power Co., 6.500%, 11/15/37	1,451
200	PPL Capital Funding, Inc., 3.400%, 06/01/23	203
	Progress Energy, Inc.,
673	3.150%, 04/01/22	681
300	7.000%, 10/30/31	398
	Public Service Co. of Colorado,
250	2.250%, 09/15/22	247
90	3.200%, 11/15/20	93
214	3.550%, 06/15/46	199
125	5.800%, 08/01/18	132
2,490	Public Service Co. of Oklahoma, Series G, 6.625%, 11/15/37	3,217
	Public Service Electric & Gas Co.,
833	3.000%, 05/15/25	837
317	5.375%, 11/01/39	377
210	Series I, 1.800%, 06/01/19	210
	Southern California Edison Co.,
111	1.845%, 02/01/22	109
785	5.500%, 08/15/18	831
1,185	6.050%, 03/15/39	1,551
200	Series 08-A, 5.950%, 02/01/38	255
318	Series C, 3.500%, 10/01/23	332
	Southwestern Public Service Co.,
200	4.500%, 08/15/41	217
570	Series G, 8.750%, 12/01/18	637

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Electric Utilities — continued
312	State Grid Overseas Investment 2013 Ltd., (China), 1.750%, 05/22/18 (e)	311
300	Toledo Edison Co. (The), 6.150%, 05/15/37	367
	Virginia Electric & Power Co.,
64	3.450%, 02/15/24	66
2,045	5.400%, 04/30/18	2,133
21	Wisconsin Electric Power Co., 2.950%, 09/15/21	22
	Xcel Energy, Inc.,
440	3.300%, 06/01/25	442
92	4.800%, 09/15/41	99
200	6.500%, 07/01/36	255

		48,998

	Gas Utilities — 0.1%
	Atmos Energy Corp.,
125	4.125%, 10/15/44	126
828	4.150%, 01/15/43	845
375	8.500%, 03/15/19	424
308	Boston Gas Co., 4.487%, 02/15/42 (e)	324
335	CenterPoint Energy Resources Corp., 4.500%, 01/15/21	354
382	Dominion Gas Holdings LLC, 2.800%, 11/15/20	387
653	Korea Gas Corp., (South Korea), 1.875%, 07/18/21 (e)	633

		3,093

	Independent Power & Renewable Electricity Producers — 0.1%
	Exelon Generation Co. LLC,
300	2.950%, 01/15/20	304
1,018	4.250%, 06/15/22	1,066
235	5.750%, 10/01/41	228
	PSEG Power LLC,
772	4.150%, 09/15/21	813
442	4.300%, 11/15/23	466
	Southern Power Co.,
357	4.150%, 12/01/25	372
600	5.150%, 09/15/41	619
417	Tri-State Generation & Transmission Association, Inc., 4.250%, 06/01/46	405

		4,273

	Multi-Utilities — 0.5%
	CMS Energy Corp.,
475	3.000%, 05/15/26	457
400	3.875%, 03/01/24	416

SEE NOTES TO FINANCIAL STATEMENTS.

48	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2017

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Multi-Utilities — continued
596	Consolidated Edison Co. of New York, Inc., 5.700%, 06/15/40	732
	Consumers Energy Co.,
216	2.850%, 05/15/22	219
286	3.250%, 08/15/46	259
130	5.650%, 04/15/20	143
235	Delmarva Power & Light Co., 4.000%, 06/01/42	234
	Dominion Resources, Inc.,
300	7.000%, 06/15/38	389
331	Series B, 2.750%, 01/15/22	330
920	Series F, 5.250%, 08/01/33	1,006
	DTE Energy Co.,
200	6.375%, 04/15/33	247
992	Series B, 3.300%, 06/15/22	1,010
289	Series F, 3.850%, 12/01/23	299
	NiSource Finance Corp.,
370	3.850%, 02/15/23	381
1,256	5.800%, 02/01/42	1,486
	San Diego Gas & Electric Co.,
379	3.950%, 11/15/41	382
275	6.000%, 06/01/26	333
	Sempra Energy,
350	2.875%, 10/01/22	348
236	3.550%, 06/15/24	243
1,013	4.050%, 12/01/23	1,062
1,150	6.150%, 06/15/18	1,215
460	9.800%, 02/15/19	529
	Southern Co. Gas Capital Corp.,
254	3.250%, 06/15/26	249
563	3.500%, 09/15/21	578
208	4.400%, 06/01/43	209
1,445	5.875%, 03/15/41	1,729
1,009	WEC Energy Group, Inc., 3.550%, 06/15/25	1,031

		15,516

	Water Utilities — 0.0% (g)
793	American Water Capital Corp., 3.400%, 03/01/25	816

	Total Utilities	72,696

	Total Corporate Bonds (Cost $842,561)	870,692

Foreign Government Securities — 1.5%
	Israel Government AID Bond, (Israel),
6,165	Zero Coupon, 11/01/23	5,149
5,535	Zero Coupon, 05/01/24	4,593

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

1,000	5.500%, 09/18/33	1,312
1,000	Series 1, Zero Coupon, 11/01/24	814
8,205	Series 2, Zero Coupon, 11/01/24	6,675
5,000	Series 7-Z, Zero Coupon, 08/15/25	3,901
2,000	Series 8-Z, Zero Coupon, 08/15/24	1,642
7,805	Series 10-Z, Zero Coupon, 08/15/24	6,409
377	Province of Quebec, (Canada), Series A, SUB, 7.365%, 03/06/26	503
	Republic of Colombia, (Colombia),
922	4.000%, 02/26/24	946
581	4.500%, 01/28/26	612
515	5.000%, 06/15/45	512
200	5.625%, 02/26/44	216
200	7.375%, 09/18/37	253
	Republic of Panama, (Panama),
317	3.750%, 03/16/25	325
416	4.000%, 09/22/24	434
88	Republic of Peru, (Peru), 5.625%, 11/18/50	104
1,133	Republic of Poland, (Poland), 4.000%, 01/22/24	1,190
	Republic of South Africa, (South Africa),
1,436	5.375%, 07/24/44	1,472
640	5.875%, 09/16/25	703
	United Mexican States, (Mexico),
2,030	3.500%, 01/21/21	2,088
788	3.600%, 01/30/25	782
1,732	4.000%, 10/02/23	1,775
316	4.125%, 01/21/26	324
186	4.350%, 01/15/47	166
200	4.600%, 01/23/46	187
120	4.750%, 03/08/44	114
4,913	5.550%, 01/21/45	5,183

	Total Foreign Government Securities (Cost $47,453)	48,384

Mortgage-Backed Securities — 17.9%
	FHLMC,
5	ARM, 2.651%, 07/01/19	6
26	ARM, 2.747%, 04/01/30	28
80	ARM, 2.761%, 05/01/36	85
369	ARM, 2.787%, 11/01/36	391
270	ARM, 2.794%, 02/01/36	288
180	ARM, 2.830%, 07/01/36	188
69	ARM, 2.845%, 10/01/36	73
283	ARM, 2.855%, 12/01/33	298
557	ARM, 2.894%, 04/01/34	592
308	ARM, 2.938%, 01/01/35	325

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	JPMORGAN INSTITUTIONAL TRUST FUNDS	49

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2017 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Mortgage-Backed Securities — continued
272	ARM, 2.946%, 10/01/36	285
204	ARM, 3.016%, 12/01/36	216
608	ARM, 3.040%, 03/01/37	636
228	ARM, 3.139%, 11/01/36	242
145	ARM, 3.187%, 02/01/36	154
126	ARM, 3.193%, 12/01/34	133
151	ARM, 3.458%, 02/01/37	161
232	ARM, 3.498%, 10/01/36	246
683	ARM, 3.520%, 07/01/40	709
	FHLMC Gold Pools, 15 Year, Single Family,
13	4.500%, 08/01/18	13
55	5.000%, 12/01/18	56
1	5.500%, 06/01/17	1
6	6.000%, 04/01/18	6
19	6.500%, 11/01/17 - 02/01/19	19
	FHLMC Gold Pools, 20 Year, Single Family,
1,631	3.500%, 01/01/32 - 03/01/32	1,698
47	6.000%, 12/01/22	54
	FHLMC Gold Pools, 30 Year, Single Family,
4,976	3.000%, 08/01/43	4,979
531	4.000%, 09/01/35	558
3,263	4.500%, 05/01/41	3,513
2,647	5.000%, 09/01/34 - 08/01/40	2,922
1,197	5.500%, 10/01/33 - 07/01/35	1,358
259	6.000%, 12/01/33 - 01/01/34	298
973	6.500%, 11/01/34 - 11/01/36	1,117
298	7.000%, 07/01/32 - 10/01/36	337
200	FHLMC Gold Pools, FHA/VA, 10.000%, 10/01/30	217
	FHLMC Gold Pools, Other,
2,173	3.000%, 03/01/33	2,204
18,864	3.500%, 10/01/32 - 06/01/43	19,567
17,343	4.000%, 01/01/32 - 01/01/46	18,424
5,467	4.500%, 01/01/46	5,988
248	5.500%, 10/01/33 - 01/01/34	267
216	6.000%, 02/01/33	238
52	7.000%, 07/01/29	58
	FNMA,
2	ARM, 1.986%, 01/01/19	2
61	ARM, 2.188%, 09/01/34	63
1	ARM, 2.358%, 03/01/19	1
29	ARM, 2.414%, 09/01/27	31
546	ARM, 2.540%, 04/01/34 - 05/01/35	576
150	ARM, 2.541%, 01/01/36	158
920	ARM, 2.542%, 09/01/35	963
114	ARM, 2.614%, 07/01/34	121

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

655	ARM, 2.634%, 01/01/33	680
165	ARM, 2.652%, 07/01/33 - 11/01/33	175
335	ARM, 2.663%, 07/01/33	346
413	ARM, 2.689%, 08/01/34	435
277	ARM, 2.729%, 07/01/33	293
789	ARM, 2.745%, 01/01/35	821
345	ARM, 2.787%, 11/01/34	359
717	ARM, 2.807%, 11/01/34	755
366	ARM, 2.815%, 07/01/36	382
219	ARM, 2.818%, 04/01/35	232
315	ARM, 2.835%, 05/01/34	332
110	ARM, 2.845%, 05/01/35	116
99	ARM, 2.855%, 09/01/35	103
100	ARM, 2.868%, 09/01/34	105
1,181	ARM, 2.885%, 04/01/35	1,249
133	ARM, 2.894%, 06/01/36	140
251	ARM, 2.904%, 08/01/34	264
183	ARM, 2.906%, 10/01/34	194
370	ARM, 2.930%, 10/01/34	388
486	ARM, 2.950%, 06/01/35	512
410	ARM, 2.975%, 10/01/34	427
351	ARM, 2.995%, 01/01/35	370
91	ARM, 3.068%, 02/01/35	96
270	ARM, 3.101%, 09/01/33	288
158	ARM, 3.236%, 01/01/34	167
274	ARM, 3.363%, 10/01/36	292
61	ARM, 3.410%, 01/01/38	63
95	ARM, 3.625%, 02/01/34	98
37	ARM, 3.875%, 01/01/36	37
19	ARM, 3.903%, 03/01/29	20
	FNMA, 15 Year, Single Family,
76	4.000%, 08/01/18	78
513	4.500%, 06/01/18 - 12/01/19	526
266	5.000%, 06/01/18 - 08/01/24	282
106	5.500%, 03/01/20 - 07/01/20	108
1,639	6.000%, 08/01/17 - 01/01/24	1,767
24	6.500%, 03/01/17 - 08/01/20	25
4	7.000%, 03/01/17 - 09/01/17	2
	FNMA, 20 Year, Single Family,
1,000	3.500%, 08/01/32	1,043
54	4.500%, 04/01/24	59
424	6.500%, 05/01/22 - 04/01/25	476
	FNMA, 30 Year, FHA/VA,
71	6.000%, 09/01/33	78
522	6.500%, 03/01/29 - 08/01/39	580
11	7.000%, 02/01/33	12

SEE NOTES TO FINANCIAL STATEMENTS.

50	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2017

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Mortgage-Backed Securities — continued
31		8.000%, 06/01/28	35
—	(h)	9.000%, 05/01/18	—	(h)
		FNMA, 30 Year, Single Family,
4,270		3.000%, 06/01/43	4,268
2,780		4.500%, 11/01/33 - 09/01/43	2,998
818		5.000%, 07/01/33 - 09/01/35	908
1,170		5.500%, 09/01/31 - 03/01/34	1,335
1,456		6.000%, 12/01/28 - 09/01/37	1,672
641		6.500%, 11/01/29 - 08/01/31	725
534		7.000%, 01/01/24 - 01/01/39	613
202		7.500%, 08/01/36 - 11/01/37	235
381		8.000%, 03/01/27 - 11/01/28	446
7		9.500%, 07/01/28	8
		FNMA, Other,
902		ARM, 1.572%, 03/01/22	907
2,000		1.690%, 12/01/19	1,982
3,401		1.735%, 05/01/20	3,367
3,728		1.750%, 06/01/20	3,691
1,906		1.940%, 07/01/19	1,908
1,500		2.000%, 12/01/20	1,493
222		2.030%, 08/01/19	225
2,500		2.120%, 09/01/21	2,462
1,406		2.150%, 04/01/19	1,414
3,539		2.340%, 12/01/22	3,525
1,852		2.350%, 05/01/23	1,839
3,500		2.400%, 12/01/22	3,488
2,801		2.420%, 06/01/23	2,787
4,000		2.450%, 11/01/22	3,995
2,733		2.460%, 02/01/23	2,719
1,396		2.510%, 06/01/23	1,396
6,812		2.520%, 10/01/22 - 05/01/23	6,818
2,500		2.660%, 12/01/22	2,546
3,000		2.670%, 07/01/22	3,026
3,089		2.705%, 04/01/23	3,134
3,057		2.750%, 03/01/22	3,112
3,000		2.760%, 05/01/21	3,052
1,565		2.770%, 05/01/22	1,594
5,145		2.780%, 06/01/27	5,086
4,419		2.783%, 07/01/23	4,496
10,943		2.790%, 05/01/27 - 06/01/27	10,810
4,975		2.840%, 01/01/25	5,011
6,500		2.900%, 12/01/24	6,562
12,000		2.920%, 12/01/24 - 05/01/30	11,679
1,375		2.940%, 05/01/22	1,411
6,242		2.950%, 08/01/23 - 12/01/24	6,370
2,989		2.960%, 06/01/27	2,997

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

7,465	2.970%, 12/01/24 - 06/01/30	7,438
6,420	2.980%, 03/01/22 - 07/01/22	6,608
999	2.990%, 01/01/25	1,014
2,376	3.000%, 01/01/43	2,361
2,363	3.020%, 07/01/23	2,427
3,130	3.030%, 06/01/35	3,060
13,000	3.040%, 12/01/24 - 04/01/30	12,975
5,694	3.050%, 04/01/22	5,858
6,632	3.070%, 01/01/22	6,830
14,150	3.080%, 04/01/30 - 06/01/30	14,042
8,850	3.100%, 05/01/30	8,811
6,188	3.110%, 12/01/24 - 12/01/26	6,304
11,728	3.120%, 01/01/22 - 06/01/35	11,597
2,950	3.140%, 12/01/26	3,000
1,361	3.150%, 12/01/21	1,411
2,606	3.160%, 02/01/22	2,697
3,000	3.170%, 02/01/30	3,001
3,799	3.200%, 02/01/22	3,940
9,269	3.230%, 11/01/20	9,599
4,235	3.240%, 12/01/26	4,333
13,787	3.250%, 07/01/25 - 09/01/26	14,161
6,089	3.260%, 01/01/22 - 12/01/26	6,274
13,888	3.290%, 10/01/20 - 11/01/26	14,294
8,022	3.300%, 12/01/26 - 07/01/30	8,175
3,000	3.340%, 02/01/27	3,096
1,954	3.350%, 09/01/30	1,989
811	3.372%, 11/01/20	844
2,000	3.380%, 12/01/23	2,084
1,371	3.430%, 09/01/20	1,432
8,345	3.500%, 12/01/32 - 05/01/33	8,668
1,843	3.520%, 01/01/18	1,858
3,000	3.540%, 10/01/20	3,137
2,000	3.550%, 02/01/30	2,078
2,500	3.590%, 08/01/23	2,631
2,710	3.600%, 09/01/20	2,845
941	3.640%, 01/01/25	991
5,000	3.670%, 07/01/23	5,304
1,500	3.690%, 11/01/23	1,594
4,378	3.730%, 07/01/22	4,630
1,790	3.740%, 07/01/20	1,879
4,908	3.760%, 10/01/23 - 11/01/23	5,231
4,000	3.765%, 12/01/25	4,248
3,000	3.770%, 09/01/21	3,178
3,597	3.783%, 01/01/26	3,844
6,368	3.790%, 09/01/21	6,750
1,516	3.870%, 01/01/21	1,604

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	JPMORGAN INSTITUTIONAL TRUST FUNDS	51

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2017 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Mortgage-Backed Securities — continued
3,778	3.930%, 07/01/20 - 01/01/21	3,995
6,460	3.950%, 07/01/20 - 07/01/21	6,870
1,811	3.970%, 12/01/25	1,955
12,015	4.000%, 10/01/32 - 09/01/42	12,730
1,586	4.120%, 04/01/20	1,677
4,377	4.130%, 11/01/19 - 08/01/21	4,633
1,780	4.240%, 11/01/19	1,876
4,380	4.250%, 04/01/21	4,710
1,985	4.260%, 07/01/21	2,138
1,124	4.283%, 01/01/21	1,198
2,051	4.290%, 06/01/20	2,182
2,296	4.300%, 08/01/20 - 04/01/21	2,378
1,291	4.313%, 07/01/21	1,390
2,022	4.330%, 04/01/21	2,175
5,000	4.340%, 06/01/21	5,407
1,405	4.350%, 04/01/20	1,493
1,853	4.369%, 02/01/20	1,964
663	4.381%, 04/01/20	704
1,912	4.390%, 05/01/21	2,062
2,000	4.400%, 02/01/20	2,125
2,757	4.480%, 02/01/21	2,975
8,877	4.500%, 12/01/43 - 03/01/44	9,695
6,800	4.540%, 01/01/20 - 07/01/26	7,356
3,702	4.640%, 01/01/21	4,007
1,801	5.240%, 07/01/19	1,930
178	5.500%, 03/01/17 - 09/01/33	198
409	6.000%, 09/01/37 - 06/01/39	454
153	6.500%, 01/01/36 - 07/01/36	168
47	7.000%, 10/01/46	51
13	10.500%, 04/15/19	13
3	GNMA I, 15 Year, Single Family, 6.500%, 06/15/17	3
	GNMA I, 30 Year, Single Family,
220	6.500%, 03/15/28 - 04/15/33	250
134	7.000%, 02/15/33 - 06/15/33	157
30	7.500%, 11/15/22 - 09/15/28	33
6	8.000%, 09/15/22 - 08/15/28	7
136	9.500%, 10/15/24	146
	GNMA II, 30 Year, Single Family,
1,876	4.250%, 03/20/45	2,019
180	4.500%, 08/20/33	194
1,518	6.000%, 09/20/38	1,725
40	7.500%, 02/20/28 - 09/20/28	46
62	8.000%, 12/20/25 - 09/20/28	71
23	8.500%, 05/20/25	25

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	GNMA II, Other,
8,977	4.383%, 06/20/63	9,490
9,497	4.458%, 05/20/63	10,027
3,066	4.465%, 05/20/63	3,236
2,005	4.493%, 04/20/63	2,118

	Total Mortgage-Backed Securities (Cost $559,899)	563,964

Municipal Bonds — 0.3% (t)
	California — 0.0% (g)
440	Los Angeles City Department of Airports, International Airport, Series C, Rev., 6.582%, 05/15/39	576
350	State of California, Various Purpose, GO, 7.300%, 10/01/39	496

		1,072

	New York — 0.2%
360	New York State Dormitory Authority, State Personal Income Tax, General Purpose, Series D, Rev., 5.600%, 03/15/40	450
	Port Authority of New York & New Jersey, Consolidated,
1,825	Series 164, Rev., 5.647%, 11/01/40	2,254
440	Series 165, Rev., 5.647%, 11/01/40	543
2,060	Series 174, Rev., 4.458%, 10/01/62	2,147

		5,394

	Ohio — 0.1%
1,315	American Municipal Power, Inc., Meldahl Hydroelectric Project, Series B, Rev., 7.499%, 02/15/50	1,829
	Ohio State University, General Receipts,
200	Rev., 5.590%, 12/01/14[5]	216
325	Series A, Rev., 4.048%, 12/01/56	323
1,563	Series A, Rev., 4.800%, 06/01/11[4]	1,550

		3,918

	Total Municipal Bonds (Cost $9,188)	10,384

Supranational — 0.1%
3,000	African Development Bank, 8.800%, 09/01/19 (Cost $3,411)	3,470

U.S. Government Agency Securities — 3.0%
1,525	FHLB, 5.500%, 07/15/36	2,036
4,500	Financing Corp. STRIPS, 1.622%, 05/11/18 (n)	4,430
6,000	FNMA, 4.178%, 06/01/17 (n)	5,990
13,319	Government Trust Certificate, Series 1-Z, 2.729%, 10/01/19 (n)	12,500

SEE NOTES TO FINANCIAL STATEMENTS.

52	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2017

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
U.S. Government Agency Securities — continued
	Resolution Funding Corp. STRIPS,
2,150	1.334%, 01/15/21 (n)	1,995
12,300	1.674%, 10/15/19 (n)	11,801
510	2.184%, 10/15/25 (n)	408
30,450	2.278%, 07/15/20 (n)	28,688
580	2.854%, 01/15/26 (n)	452
12,930	2.942%, 10/15/20 (n)	12,053
	Tennessee Valley Authority,
304	4.625%, 09/15/60	348
4,196	5.250%, 09/15/39	5,307
1,115	5.880%, 04/01/36	1,501
	Tennessee Valley Authority STRIPS,
5,000	3.392%, 11/01/25 (n)	3,822
800	4.356%, 06/15/35 (n)	410
2,000	4.473%, 05/01/19 (n)	1,924

	Total U.S. Government Agency Securities (Cost $92,764)	93,665

U.S. Treasury Obligations — 16.2%
	U.S. Treasury Bond,
3,350	2.875%, 05/15/43	3,291
700	4.250%, 05/15/39	862
19,295	4.375%, 11/15/39	24,145
8,880	4.375%, 05/15/40	11,114
11,785	4.500%, 08/15/39	14,996
850	5.250%, 02/15/29	1,094
300	6.125%, 08/15/29	417
	U.S. Treasury Inflation Indexed Bond,
300	2.375%, 01/15/25	446
300	2.500%, 01/15/29	416
799	3.625%, 04/15/28	1,599
	U.S. Treasury Inflation Indexed Note,
2,453	0.125%, 01/15/22	2,646
630	1.375%, 07/15/18	733
607	1.375%, 01/15/20	717
	U.S. Treasury Note,
1,100	2.000%, 10/31/21	1,106
1,000	2.125%, 01/31/21	1,015
36,000	2.125%, 08/15/21	36,412
700	2.625%, 08/15/20	723
2,300	2.625%, 11/15/20	2,377
7,250	3.125%, 05/15/21	7,638
18,450	3.500%, 05/15/20	19,560
	U.S. Treasury STRIPS,
23,265	1.940%, 05/15/21 (n)	21,500
2,755	2.193%, 02/15/20 (n)	2,631
14,000	2.241%, 11/15/23 (n)	12,033

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

12,570	2.242%, 08/15/23 (n)	10,888
2,200	2.328%, 02/15/24 (n)	1,877
18,545	2.369%, 05/15/22 (n)	16,621
17,095	2.441%, 02/15/21 (n)	15,905
14,400	2.633%, 11/15/22 (n)	12,740
1,000	2.686%, 02/15/25 (n)	827
15,768	2.713%, 02/15/22 (n)	14,256
1,500	2.774%, 05/15/25 (n)	1,229
11,100	2.804%, 08/15/21 (n)	10,181
15,400	2.885%, 05/15/23 (n)	13,429
4,800	2.897%, 08/15/22 (n)	4,275
14,395	2.940%, 08/15/32 (n)	9,314
33,050	3.000%, 05/15/32 (n)	21,585
9,575	3.106%, 02/15/32 (n)	6,298
5,000	3.273%, 05/15/31 (n)	3,379
38,462	3.278%, 02/15/23 (n)	33,796
9,980	3.319%, 11/15/21 (n)	9,094
1,592	3.326%, 08/15/26 (n)	1,251
800	3.345%, 05/15/35 (n)	471
6,650	3.358%, 11/15/29 (n)	4,724
6,015	3.519%, 05/15/28 (n)	4,486
10,650	3.599%, 11/15/31 (n)	7,070
9,500	3.649%, 02/15/34 (n)	5,842
6,600	3.652%, 05/15/34 (n)	4,013
1,650	3.700%, 08/15/34 (n)	997
5,500	3.724%, 02/15/33 (n)	3,496
14,577	3.852%, 05/15/19 (n)	14,147
9,700	3.880%, 08/15/31 (n)	6,488
39,504	3.894%, 05/15/20 (n)	37,495
10,140	3.955%, 11/15/32 (n)	6,506
16,500	4.152%, 05/15/33 (n)	10,399
8,000	4.173%, 02/15/31 (n)	5,460
11,020	4.370%, 08/15/20 (n)	10,396
6,400	4.524%, 05/15/30 (n)	4,470
600	4.769%, 02/15/26 (n)	479
12,800	4.793%, 08/15/30 (n)	8,871
600	4.808%, 08/15/24 (n)	504
4,750	5.010%, 11/15/33 (n)	2,946
9,925	5.096%, 11/15/30 (n)	6,819
5,190	5.279%, 08/15/19 (n)	5,011
100	5.301%, 08/15/35 (n)	58
1,200	5.447%, 02/15/35 (n)	712
3,050	5.672%, 08/15/33 (n)	1,906
1,500	6.230%, 05/15/26 (n)	1,189
2,500	6.288%, 11/15/28 (n)	1,837
2,550	6.330%, 05/15/27 (n)	1,963

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	JPMORGAN INSTITUTIONAL TRUST FUNDS	53

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2017 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
U.S. Treasury Obligations — continued
200	6.362%, 05/15/24 (n)	169

	Total U.S. Treasury Obligations (Cost $497,179)	513,340

Loan Assignment — 0.1%
	Consumer Discretionary — 0.1%
	Hotels, Restaurants & Leisure — 0.1%
4,785	Lila Mexican Holdings LLC, Tranche B, VAR, 3.770%, 08/11/22 (Cost $4,650)	4,703

SHARES	SECURITY DESCRIPTION	VALUE($)
Short-Term Investment — 1.3%
	Investment Company — 1.3%
39,462	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.850% (b) (l) (Cost $39,478)	39,478

	Total Investments — 99.7% (Cost $3,073,698)	3,149,382
	Other Assets in Excess of Liabilities — 0.3%	9,850

	NET ASSETS — 100.0%	$3,159,232

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

54	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2017

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2017

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — 16.1%
42	Academic Loan Funding Trust, Series 2012-1A, Class A1, VAR, 1.578%, 12/27/22 (e)	42
152	American Airlines Pass-Through Trust, Series 2013-2, Class A, 4.950%, 01/15/23	163
	American Credit Acceptance Receivables Trust,
24	Series 2015-2, Class A, 1.570%, 06/12/19 (e)	24
245	Series 2015-2, Class C, 4.320%, 05/12/21 (e)	251
750	Anchor Assets IX LLC, Series 2016-1, Class A, 5.125%, 02/15/20 (e)	750
227	ARLP Securitization Trust, Series 2015-1, Class A1, SUB, 3.967%, 05/25/55 (e)	229
91	Axis Equipment Finance Receivables III LLC, Series 2015-1A, Class A2, 1.900%, 03/20/20 (e)	91
	B2R Mortgage Trust,
118	Series 2015-1, Class A1, 2.524%, 05/15/48 (e)	116
245	Series 2015-2, Class A, 3.336%, 11/15/48 (e)	247
157	BCC Funding Corp. X, Series 2015-1, Class A2, 2.224%, 10/20/20 (e)	156
21	Bear Stearns Asset-Backed Securities Trust, Series 2006-SD1, Class A, VAR, 1.148%, 04/25/36	20
	CarFinance Capital Auto Trust,
96	Series 2014-1A, Class B, 2.720%, 04/15/20 (e)	97
65	Series 2014-2A, Class A, 1.440%, 11/16/20 (e)	65
64	Series 2015-1A, Class A, 1.750%, 06/15/21 (e)	64
101	Carlyle Global Market Strategies Commodities Funding Ltd., (Cayman Islands), Series 2014-1A, Class A, VAR, 2.923%, 10/15/21 (e)	48
2	CarMax Auto Owner Trust, Series 2013-4, Class A3, 0.800%, 07/16/18	2
	Citi Held For Asset Issuance,
353	Series 2016-MF1, Class A, 4.480%, 08/15/22 (e)	357
400	Series 2016-MF1, Class B, 6.640%, 08/15/22 (e)	413
184	Series 2016-PM1, Class A, 4.650%, 04/15/25 (e)	186
579	Colony American Homes, Series 2014-2A, Class A, VAR, 1.722%, 07/17/31 (e)	579
7	Consumer Credit Origination Loan Trust, Series 2015-1, Class A, 2.820%, 03/15/21 (e)	7

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

20	Continental Airlines Pass-Through Trust, Series 1999-2, Class A-1, 7.256%, 03/15/20	21
	CPS Auto Receivables Trust,
21	Series 2014-B, Class A, 1.110%, 11/15/18 (e)	21
41	Series 2014-C, Class A, 1.310%, 02/15/19 (e)	41
65	Series 2014-D, Class A, 1.490%, 04/15/19 (e)	65
73	Series 2015-A, Class A, 1.530%, 07/15/19 (e)	74
368	Series 2015-B, Class A, 1.650%, 11/15/19 (e)	368
425	Series 2015-B, Class C, 4.200%, 05/17/21 (e)	426
310	Series 2015-C, Class D, 4.630%, 08/16/21 (e)	312
167	Series 2016-A, Class A, 2.250%, 10/15/19 (e)	167
250	Credit Acceptance Auto Loan Trust, Series 2015-2A, Class C, 3.760%, 02/15/24 (e)	253
49	CVS Pass-Through Trust, 5.926%, 01/10/34 (e)	56
36	Delta Air Lines Pass-Through Trust, Series 2010-2, Class A, 4.950%, 05/23/19	37
	Drive Auto Receivables Trust,
177	Series 2015-AA, Class D, 4.120%, 07/15/22 (e)	180
49	Series 2015-BA, Class B, 2.120%, 06/17/19 (e)	49
320	Series 2015-BA, Class D, 3.840%, 07/15/21 (e)	324
220	Series 2015-DA, Class D, 4.590%, 01/17/23 (e)	226
	DT Auto Owner Trust,
301	Series 2015-2A, Class D, 4.250%, 02/15/22 (e)	304
101	Series 2016-1A, Class A, 2.000%, 09/16/19 (e)	101
	Exeter Automobile Receivables Trust,
31	Series 2014-1A, Class B, 2.420%, 01/15/19 (e)	31
50	Series 2014-3A, Class B, 2.770%, 11/15/19 (e)	50
29	Series 2015-1A, Class A, 1.600%, 06/17/19 (e)	29
500	Series 2015-1A, Class B, 2.840%, 03/16/20 (e)	503
99	Series 2015-2A, Class A, 1.540%, 11/15/19 (e)	99

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	JPMORGAN INSTITUTIONAL TRUST FUNDS	55

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2017 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
102	Series 2016-1A, Class A, 2.350%, 07/15/20 (e)	102
310	Series 2016-1A, Class C, 5.520%, 10/15/21 (e)	323
370	Series 2016-2A, Class B, 3.640%, 02/15/22 (e)	375
413	Federal Express Corp. Pass-Through Trust, Series 981A, 6.720%, 01/15/22	459
	First Investors Auto Owner Trust,
94	Series 2014-3A, Class A3, 1.670%, 11/16/20 (e)	94
78	Series 2015-2A, Class A1, 1.590%, 12/16/19 (e)	78
100	Series 2015-2A, Class D, 4.220%, 12/15/21 (e)	103
	FirstKey Lending Trust,
286	Series 2015-SFR1, Class A, 2.553%, 03/09/47 (e)	285
144	Series 2015-SFR1, Class B, 3.417%, 03/09/47 (e)	143
	Flagship Credit Auto Trust,
62	Series 2014-2, Class A, 1.430%, 12/16/19 (e)	61
89	Series 2014-2, Class B, 2.840%, 11/16/20 (e)	90
44	Series 2014-2, Class C, 3.950%, 12/15/20 (e)	44
100	Series 2015-1, Class A, 1.630%, 06/15/20 (e)	100
397	Series 2015-3, Class A, 2.380%, 10/15/20 (e)	398
114	Series 2015-3, Class B, 3.680%, 03/15/22 (e)	116
113	Series 2015-3, Class C, 4.650%, 03/15/22 (e)	116
400	Series 2016-1, Class C, 6.220%, 06/15/22 (e)	432
478	GCAT, Series 2015-2, Class A1, SUB, 3.750%, 07/25/20 (e)	478
41	GE Capital Mortgage Services, Inc. Trust, Series 1999-HE1, Class M, VAR, 6.705%, 04/25/29	34
	GLS Auto Receivables Trust,
132	Series 2015-1A, Class A, 2.250%, 12/15/20 (e)	132
427	Series 2016-1A, Class A, 2.730%, 10/15/20 (e)	428
95	GMAT Trust, Series 2013-1A, Class A, SUB, 6.967%, 11/25/43 (e)	95

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	GO Financial Auto Securitization Trust,
188	Series 2015-1, Class B, 3.590%, 10/15/20 (e)	187
82	Series 2015-2, Class A, 3.270%, 11/15/18 (e)	82
267	Series 2015-2, Class B, 4.800%, 08/17/20 (e)	270
100	Gold Key Resorts LLC, Series 2014-A, Class A, 3.220%, 03/17/31 (e)	99
531	Green Tree Agency Advance Funding Trust I, Series 2015-T2, Class DT2, 4.669%, 10/15/48 (e)	530
	GTP Acquisition Partners I LLC,
174	2.350%, 06/15/20 (e)	172
202	3.482%, 06/16/25 (e)	202
12	HSBC Home Equity Loan Trust USA, Series 2007-3, Class APT, VAR, 1.981%, 11/20/36	12
212	Invitation Homes Trust, Series 2014-SFR1, Class A, VAR, 1.772%, 06/17/31 (e)	212
342	Lendmark Funding Trust, Series 2016-A, Class A, 4.820%, 08/21/23 (e)	350
1,600	LV Tower 52 Issuer, Series 2013-1, Class A, 5.750%, 02/15/23 (e)	1,577
56	Mercedes-Benz Auto Receivables Trust, Series 2015-1, Class A2A, 0.820%, 06/15/18	56
	Nationstar HECM Loan Trust,
79	Series 2015-2A, Class A, 2.883%, 11/25/25 (e)	79
296	Series 2015-2A, Class M1, 4.115%, 11/25/25 (e)	293
280	Series 2016-1A, Class M1, 4.360%, 02/25/26 (e)	279
66	Nissan Auto Receivables Owner Trust, Series 2014-B, Class A3, 1.110%, 05/15/19	66
	NRPL Trust,
251	Series 2015-1A, Class A1, SUB, 3.875%, 11/01/54 (e)	249
539	Series 2015-2A, Class A1, SUB, 3.750%, 10/25/57 (e)	539
200	Series 2015-2A, Class A2, SUB, 3.750%, 10/25/57 (e)	195
	Ocwen Master Advance Receivables Trust,
661	Series 2015-T3, Class AT3, 3.211%, 11/15/47 (e)	661
295	Series 2015-T3, Class BT3, 3.704%, 11/15/47 (e)	296
	OneMain Financial Issuance Trust,
434	Series 2014-2A, Class A, 2.470%, 09/18/24 (e)	434

SEE NOTES TO FINANCIAL STATEMENTS.

56	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2017

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
403	Series 2015-1A, Class A, 3.190%, 03/18/26 (e)	407
875	Series 2015-2A, Class A, 2.570%, 07/18/25 (e)	874
233	Series 2015-2A, Class B, 3.100%, 07/18/25 (e)	230
484	Oportun Funding II LLC, Series 2016-A, Class A, 4.700%, 03/08/21 (e)	493
476	Oportun Funding III LLC, Series 2016-B, Class A, 3.690%, 07/08/21 (e)	478
321	Progreso Receivables Funding IV LLC, Series 2015-B, Class A, 3.000%, 07/28/20 (e)	321
	Progress Residential Trust,
860	Series 2015-SFR2, Class A, 2.740%, 06/12/32 (e)	856
351	Series 2015-SFR2, Class B, 3.138%, 06/12/32 (e)	349
787	Series 2015-SFR3, Class A, 3.067%, 11/12/32 (e)	791
200	Series 2015-SFR3, Class D, 4.673%, 11/12/32 (e)	205
850	Purchasing Power Funding LLC, Series 2015-A, Class A2, 4.750%, 12/15/19 (e)	859
16	RAMP Trust, Series 2006-RZ1, Class A3, VAR, 1.078%, 03/25/36	16
50	Santander Drive Auto Receivables Trust, Series 2015-S1, Class R1, 1.930%, 09/17/19 (e)	50
35	Securitized Asset-Backed Receivables LLC Trust, Series 2006-CB1, Class AF2, SUB, 3.451%, 01/25/36	27
38	Skopos Auto Receivables Trust, Series 2015-2A, Class A, 3.550%, 02/15/20 (e)	38
461	Springleaf Funding Trust, Series 2015-AA, Class A, 3.160%, 11/15/24 (e)	465
285	SPS Servicer Advance Receivables Trust Advance Receivables Backed Notes, Series 2015-T3, Class DT3, 4.430%, 07/15/47 (e)	287
129	Sunset Mortgage Loan Co. LLC, Series 2014-NPL2, Class A, SUB, 3.721%, 11/16/44 (e)	129
375	Toyota Auto Receivables Owner Trust, Series 2016-A, Class A3, 1.250%, 03/16/20	374
266	Trafigura Securitisation Finance plc, (Ireland), Series 2014-1A, Class A, VAR, 1.720%, 10/15/18 (e)	266
119	Tricon American Homes Trust, Series 2015-SFR1, Class A, VAR, 2.022%, 05/17/32 (e)	120
48	VML LLC, Series 2014-NPL1, Class A1, VAR, 3.875%, 04/27/54 (e)	48
57	VOLT NPL X LLC, Series 2014-NPL8, Class A1, SUB, 3.375%, 10/26/54 (e)	57

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

215	VOLT XL LLC, Series 2015-NP14, Class A1, SUB, 4.375%, 11/27/45 (e)	216
76	VOLT XLV LLC, Series 2016-NPL5, Class A1, SUB, 4.000%, 05/25/46 (e)	77
618	VOLT XXV LLC, Series 2015-NPL8, Class A1, SUB, 3.500%, 06/26/45 (e)	618
	VOLT XXVI LLC,
247	Series 2014-NPL6, Class A1, SUB, 3.125%, 09/25/43 (e)	247
115	Series 2014-NPL6, Class A2, SUB, 4.250%, 09/25/43 (e)	113
287	VOLT XXVII LLC, Series 2014-NPL7, Class A1, SUB, 3.375%, 08/27/57 (e)	287
182	VOLT XXXIX LLC, Series 2015-NP13, Class A1, SUB, 4.125%, 10/25/45 (e)	183
177	VOLT XXXV LLC, Series 2015-NPL9, Class A1, SUB, 3.500%, 06/26/45 (e)	178
	Westlake Automobile Receivables Trust,
200	Series 2015-3A, Class D, 4.400%, 05/17/21 (e)	202
217	Series 2016-1A, Class A2A, 1.820%, 01/15/19 (e)	218
	World Omni Auto Receivables Trust,
5	Series 2013-B, Class A3, 0.830%, 08/15/18	5
127	Series 2013-B, Class A4, 1.320%, 01/15/20	127
64	Series 2015-A, Class A3, 1.340%, 05/15/20	64

	Total Asset-Backed Securities (Cost $29,104)	29,245

Collateralized Mortgage Obligations — 24.8%
292	Access PT Funding Trust, Series 2016-1, 6.250%, 02/16/21	292
175	Ajax Mortgage Loan Trust, Series 2015-B, Class A, SUB, 3.875%, 07/25/60 (e)	174
	Alternative Loan Trust,
1,269	Series 2004-2CB, Class 1A9, 5.750%, 03/25/34	1,262
198	Series 2005-54CB, Class 1A11, 5.500%, 11/25/35	183
114	Angel Oak Mortgage Trust LLC, Series 2015-1, Class A, SUB, 4.500%, 11/25/45 (e)	115
	ASG Resecuritization Trust,
6	Series 2009-1, Class A60, VAR, 2.608%, 06/26/37 (e)	6
96	Series 2009-3, Class A65, VAR, 2.493%, 03/26/37 (e)	95
24	Banc of America Alternative Loan Trust, Series 2003-11, Class PO, PO, 01/25/34	19
21	Banc of America Funding Trust, Series 2004-1, Class PO, PO, 03/25/34	17

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	JPMORGAN INSTITUTIONAL TRUST FUNDS	57

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2017 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
—	(h)	Banc of America Mortgage Trust, Series 2004-1, Class APO, PO, 02/25/34	—(h)
203		BCAP LLC Trust, Series 2010-RR7, Class 2A1, VAR, 2.734%, 07/26/45 (e)	202
62		Bear Stearns ARM Trust, Series 2005-5, Class A1, VAR, 2.580%, 08/25/35	63
		CHL Mortgage Pass-Through Trust,
42		Series 2004-5, Class 1A4, 5.500%, 06/25/34	44
20		Series 2004-HYB3, Class 2A, VAR, 2.796%, 06/20/34	20
201		Series 2005-22, Class 2A1, VAR, 3.167%, 11/25/35	171
		Citigroup Global Markets Mortgage Securities VII, Inc.,
36		Series 2003-HYB1, Class A, VAR, 3.240%, 09/25/33	35
1		Series 2003-UP2, Class PO1, PO, 12/25/18	1
42		Citigroup Mortgage Loan Trust, Series 2008-AR4, Class 1A1A, VAR, 3.567%, 11/25/38 (e)	42
		Citigroup Mortgage Loan Trust, Inc.,
8		Series 2003-UP3, Class A3, 7.000%, 09/25/33	8
12		Series 2003-UST1, Class A1, 5.500%, 12/25/18	11
2		Series 2003-UST1, Class PO1, PO, 12/25/18	2
1		Series 2003-UST1, Class PO3, PO, 12/25/18	1
8		Credit Suisse First Boston Mortgage Securities Corp., Series 2003-23, Class 2A5, 5.000%, 10/25/18	8
		CSMC,
236		Series 2010-11R, Class A6, VAR, 1.781%, 06/28/47 (e)	235
16		Series 2011-16R, Class 7A3, VAR, 3.048%, 12/27/36 (e)	16
70		Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2005-3, Class 1A1, VAR, 5.604%, 06/25/20	70
3		Deutsche Mortgage Securities, Inc., Mortgage Loan Trust, Series 2004-1, Class 2APO, PO, 10/25/18	3
26		FHLMC — GNMA, Series 24, Class ZE, 6.250%, 11/25/23	28
		FHLMC REMIC,
—	(h)	Series 46, Class B, 7.800%, 09/15/20	—	(h)
—	(h)	Series 47, Class F, 10.000%, 06/15/20	—	(h)
—	(h)	Series 85, Class C, 8.600%, 01/15/21	—	(h)
1		Series 99, Class Z, 9.500%, 01/15/21	1
4		Series 114, Class H, 6.950%, 01/15/21	4

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

—	(h)	Series 1079, Class S, HB, IF, 31.382%, 05/15/21	—	(h)
—	(h)	Series 1084, Class F, VAR, 1.720%, 05/15/21	—	(h)
—	(h)	Series 1084, Class S, HB, IF, 41.760%, 05/15/21	—	(h)
4		Series 1144, Class KB, 8.500%, 09/15/21	4
—	(h)	Series 1172, Class L, HB, VAR, 1,181.250%, 11/15/21	—	(h)
—	(h)	Series 1196, Class B, HB, IF, 1,104.543%, 01/15/22	—	(h)
3		Series 1206, Class IA, 7.000%, 03/15/22	3
2		Series 1250, Class J, 7.000%, 05/15/22	2
8		Series 1343, Class LA, 8.000%, 08/15/22	9
36		Series 1466, Class PZ, 7.500%, 02/15/23	40
—	(h)	Series 1470, Class F, VAR, 1.599%, 02/15/23	—	(h)
12		Series 1491, Class I, 7.500%, 04/15/23	14
12		Series 1518, Class G, IF, 8.362%, 05/15/23	14
11		Series 1541, Class O, VAR, 1.780%, 07/15/23	11
3		Series 1602, Class SA, HB, IF, 20.248%, 10/15/23	4
39		Series 1608, Class L, 6.500%, 09/15/23	44
4		Series 1671, Class L, 7.000%, 02/15/24	5
7		Series 1700, Class GA, PO, 02/15/24	6
64		Series 1706, Class K, 7.000%, 03/15/24	71
220		Series 1720, Class PL, 7.500%, 04/15/24	244
8		Series 1745, Class D, 7.500%, 08/15/24	9
13		Series 1798, Class F, 5.000%, 05/15/23	14
—(h)		Series 1807, Class G, 9.000%, 10/15/20	1
75		Series 1927, Class PH, 7.500%, 01/15/27	86
33		Series 1981, Class Z, 6.000%, 05/15/27	36
10		Series 1987, Class PE, 7.500%, 09/15/27	12
4		Series 2033, Class SN, HB, IF, 28.740%, 03/15/24	2
12		Series 2038, Class PN, IO, 7.000%, 03/15/28	2
67		Series 2040, Class PE, 7.500%, 03/15/28	78
3		Series 2056, Class TD, 6.500%, 05/15/18	3
70		Series 2063, Class PG, 6.500%, 06/15/28	79
9		Series 2064, Class TE, 7.000%, 06/15/28	10
48		Series 2075, Class PH, 6.500%, 08/15/28	52
46		Series 2075, Class PM, 6.250%, 08/15/28	51
15		Series 2089, Class PJ, IO, 7.000%, 10/15/28	2
29		Series 2125, Class JZ, 6.000%, 02/15/29	33
7		Series 2163, Class PC, IO, 7.500%, 06/15/29	1
137		Series 2169, Class TB, 7.000%, 06/15/29	156

SEE NOTES TO FINANCIAL STATEMENTS.

58	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2017

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
52	Series 2172, Class QC, 7.000%, 07/15/29	60
—(h)	Series 2196, Class TL, 7.500%, 11/15/29	—	(h)
24	Series 2201, Class C, 8.000%, 11/15/29	28
66	Series 2210, Class Z, 8.000%, 01/15/30	79
16	Series 2224, Class CB, 8.000%, 03/15/30	19
34	Series 2256, Class MC, 7.250%, 09/15/30	40
35	Series 2259, Class ZM, 7.000%, 10/15/30	40
30	Series 2271, Class PC, 7.250%, 12/15/30	35
21	Series 2283, Class K, 6.500%, 12/15/23	23
16	Series 2296, Class PD, 7.000%, 03/15/31	18
7	Series 2306, Class K, PO, 05/15/24	7
18	Series 2306, Class SE, IF, IO, 8.170%, 05/15/24	3
27	Series 2333, Class HC, 6.000%, 07/15/31	31
300	Series 2344, Class ZD, 6.500%, 08/15/31	350
37	Series 2344, Class ZJ, 6.500%, 08/15/31	41
25	Series 2345, Class NE, 6.500%, 08/15/31	28
10	Series 2347, Class VP, 6.500%, 03/15/20	10
32	Series 2351, Class PZ, 6.500%, 08/15/31	36
25	Series 2410, Class NG, 6.500%, 02/15/32	28
36	Series 2410, Class OE, 6.375%, 02/15/32	40
17	Series 2410, Class QX, IF, IO, 7.880%, 02/15/32	4
65	Series 2412, Class SP, IF, 14.560%, 02/15/32	82
20	Series 2423, Class MC, 7.000%, 03/15/32	23
40	Series 2423, Class MT, 7.000%, 03/15/32	47
136	Series 2435, Class CJ, 6.500%, 04/15/32	157
42	Series 2441, Class GF, 6.500%, 04/15/32	48
40	Series 2444, Class ES, IF, IO, 7.180%, 03/15/32	10
53	Series 2450, Class GZ, 7.000%, 05/15/32	62
16	Series 2450, Class SW, IF, IO, 7.230%, 03/15/32	4
64	Series 2455, Class GK, 6.500%, 05/15/32	72
90	Series 2466, Class DH, 6.500%, 06/15/32	101
46	Series 2474, Class NR, 6.500%, 07/15/32	52
81	Series 2484, Class LZ, 6.500%, 07/15/32	93
85	Series 2500, Class MC, 6.000%, 09/15/32	96
128	Series 2512, Class PG, 5.500%, 10/15/22	139
23	Series 2535, Class BK, 5.500%, 12/15/22	24
8	Series 2537, Class TE, 5.500%, 12/15/17	8
155	Series 2543, Class YX, 6.000%, 12/15/32	172
187	Series 2568, Class KG, 5.500%, 02/15/23	204
281	Series 2575, Class ME, 6.000%, 02/15/33	305
24	Series 2586, Class WI, IO, 6.500%, 03/15/33	5
13	Series 2622, Class PE, 4.500%, 05/15/18	14

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

8	Series 2631, Class LC, 4.500%, 06/15/18	8
14	Series 2651, Class VZ, 4.500%, 07/15/18	14
9	Series 2744, Class TU, 5.500%, 05/15/32	9
36	Series 2934, Class EC, PO, 02/15/20	35
62	Series 2990, Class SL, HB, IF, 21.670%, 06/15/34	81
840	Series 2990, Class UZ, 5.750%, 06/15/35	950
103	Series 2999, Class ND, 4.500%, 07/15/20	105
3	Series 3068, Class AO, PO, 01/15/35	3
87	Series 3117, Class EO, PO, 02/15/36	76
9	Series 3117, Class OK, PO, 02/15/36	8
118	Series 3122, Class OH, PO, 03/15/36	108
137	Series 3137, Class XP, 6.000%, 04/15/36	157
6	Series 3149, Class SO, PO, 05/15/36	5
204	Series 3152, Class MO, PO, 03/15/36	179
75	Series 3171, Class MO, PO, 06/15/36	69
31	Series 3179, Class OA, PO, 07/15/36	27
283	Series 3202, Class HI, IF, IO, 5.880%, 08/15/36	49
43	Series 3232, Class ST, IF, IO, 5.930%, 10/15/36	7
16	Series 3253, Class PO, PO, 12/15/21	16
18	Series 3316, Class JO, PO, 05/15/37	17
541	Series 3417, Class EO, PO, 11/15/36	503
159	Series 3481, Class SJ, IF, IO, 5.080%, 08/15/38	12
58	Series 3607, Class AO, PO, 04/15/36	53
234	Series 3607, Class OP, PO, 07/15/37	204
38	Series 3611, Class PO, PO, 07/15/34	34
394	Series 3680, Class MA, 4.500%, 07/15/39	419
67	Series 3804, Class FN, VAR, 1.220%, 03/15/39	67
364	Series 3819, Class ZQ, 6.000%, 04/15/36	409
128	Series 3997, Class PF, VAR, 1.220%, 11/15/39	128
657	Series 4219, Class JA, 3.500%, 08/15/39	684
950	Series 4374, Class NC, SUB, 2.750%, 02/15/46	984
	FHLMC STRIPS,
12	Series 243, Class 16, IO, 4.500%, 11/15/20	—	(h)
686	Series 262, Class 35, 3.500%, 07/15/42	699
	FHLMC Structured Pass-Through Securities Certificates,
31	Series T-41, Class 3A, VAR, 5.765%, 07/25/32	34
27	Series T-51, Class 2A, VAR, 7.500%, 08/25/42	32

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	JPMORGAN INSTITUTIONAL TRUST FUNDS	59

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2017 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
89		Series T-54, Class 3A, 7.000%, 02/25/43	107
686		Series T-56, Class A5, 5.231%, 05/25/43	775
22		Series T-58, Class APO, PO, 09/25/43	18
180		Series T-76, Class 2A, VAR, 1.706%, 10/25/37	183
		FHLMC, Multifamily Structured Pass-Through Certificates,
613		Series KF12, Class A, VAR, 1.478%, 09/25/22	613
500		Series KSMC, Class A2, 2.615%, 01/25/23	504
268		FHLMC, Structured Pass-Through Certificates, Series T-54, Class 2A, 6.500%, 02/25/43	315
		First Horizon Mortgage Pass-Through Trust,
78		Series 2004-AR7, Class 2A2, VAR, 2.944%, 02/25/35	77
72		Series 2005-AR1, Class 2A2, VAR, 3.061%, 04/25/35	72
		FNMA REMIC,
—	(h)	Series 1988-7, Class Z, 9.250%, 04/25/18	—	(h)
2		Series 1989-70, Class G, 8.000%, 10/25/19	2
1		Series 1989-78, Class H, 9.400%, 11/25/19	1
1		Series 1989-83, Class H, 8.500%, 11/25/19	1
—	(h)	Series 1989-89, Class H, 9.000%, 11/25/19	—	(h)
—	(h)	Series 1990-1, Class D, 8.800%, 01/25/20	—	(h)
—	(h)	Series 1990-7, Class B, 8.500%, 01/25/20	1
—	(h)	Series 1990-60, Class K, 5.500%, 06/25/20	—	(h)
—	(h)	Series 1990-63, Class H, 9.500%, 06/25/20	—	(h)
—	(h)	Series 1990-93, Class G, 5.500%, 08/25/20	—	(h)
—	(h)	Series 1990-94, Class H, HB, 505.000%, 08/25/20	—	(h)
—	(h)	Series 1990-95, Class J, HB, 1,118.040%, 08/25/20	—	(h)
4		Series 1990-102, Class J, 6.500%, 08/25/20	4
1		Series 1990-120, Class H, 9.000%, 10/25/20	1
—	(h)	Series 1990-134, Class SC, HB, IF, 20.432%, 11/25/20	—	(h)
—	(h)	Series 1990-140, Class K, HB, 652.145%, 12/25/20	—	(h)
1		Series 1991-42, Class S, IF, 16.313%, 05/25/21	1
18		Series 1992-107, Class SB, HB, IF, 27.771%, 06/25/22	25
1		Series 1992-143, Class MA, 5.500%, 09/25/22	1
11		Series 1993-25, Class J, 7.500%, 03/25/23	12
70		Series 1993-37, Class PX, 7.000%, 03/25/23	76
24		Series 1993-54, Class Z, 7.000%, 04/25/23	26

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

5		Series 1993-62, Class SA, IF, 19.136%, 04/25/23	7
6		Series 1993-122, Class M, 6.500%, 07/25/23	7
3		Series 1993-165, Class SD, IF, 13.586%, 09/25/23	3
11		Series 1993-178, Class PK, 6.500%, 09/25/23	13
174		Series 1993-183, Class KA, 6.500%, 10/25/23	195
75		Series 1993-189, Class PL, 6.500%, 10/25/23	82
17		Series 1993-247, Class SA, HB, IF, 28.359%, 12/25/23	26
1		Series 1994-9, Class E, PO, 11/25/23	1
47		Series 1996-14, Class SE, IF, IO, 8.270%, 08/25/23	9
5		Series 1996-59, Class J, 6.500%, 08/25/22	5
20		Series 1997-20, Class IB, IO, VAR, 1.840%, 03/25/27	1
18		Series 1997-20, Class IO, IO, VAR, 1.840%, 03/25/27	1
14		Series 1997-27, Class J, 7.500%, 04/18/27	17
17		Series 1997-29, Class J, 7.500%, 04/20/27	20
40		Series 1997-39, Class PD, 7.500%, 05/20/27	46
10		Series 1997-81, Class PI, IO, 7.000%, 12/18/27	1
1		Series 1998-4, Class C, PO, 04/25/23	1
9		Series 1998-36, Class ZB, 6.000%, 07/18/28	10
110		Series 1998-43, Class EA, PO, 04/25/23	105
77		Series 2000-2, Class ZE, 7.500%, 02/25/30	90
17		Series 2001-4, Class PC, 7.000%, 03/25/21	18
47		Series 2001-33, Class ID, IO, 6.000%, 07/25/31	11
56		Series 2001-36, Class DE, 7.000%, 08/25/31	64
11		Series 2001-44, Class PD, 7.000%, 09/25/31	13
67		Series 2001-48, Class Z, 6.500%, 09/25/21	73
11		Series 2001-49, Class Z, 6.500%, 09/25/31	12
9		Series 2001-81, Class LO, PO, 01/25/32	8
23		Series 2002-1, Class HC, 6.500%, 02/25/22	25
10		Series 2002-1, Class SA, HB, IF, 22.658%, 02/25/32	17
34		Series 2002-21, Class PE, 6.500%, 04/25/32	39
—	(h)	Series 2002-24, Class AJ, 6.000%, 04/25/17	—	(h)
35		Series 2002-28, Class PK, 6.500%, 05/25/32	38
40		Series 2002-37, Class Z, 6.500%, 06/25/32	45
—	(h)	Series 2002-94, Class BK, 5.500%, 01/25/18	—	(h)

SEE NOTES TO FINANCIAL STATEMENTS.

60	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2017

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
144	Series 2003-22, Class UD, 4.000%, 04/25/33	152
131	Series 2003-34, Class GB, 6.000%, 03/25/33	135
304	Series 2003-34, Class GE, 6.000%, 05/25/33	342
8	Series 2003-39, Class IO, IO, VAR, 6.000%, 05/25/33	2
137	Series 2003-47, Class PE, 5.750%, 06/25/33	154
16	Series 2003-52, Class SX, HB, IF, 20.615%, 10/25/31	23
17	Series 2003-64, Class SX, IF, 11.800%, 07/25/33	21
99	Series 2003-71, Class DS, IF, 6.427%, 08/25/33	100
6	Series 2003-80, Class SY, IF, IO, 6.872%, 06/25/23	—	(h)
32	Series 2003-83, Class PG, 5.000%, 06/25/23	32
13	Series 2003-91, Class SD, IF, 11.203%, 09/25/33	15
122	Series 2003-116, Class SB, IF, IO, 6.822%, 11/25/33	24
10	Series 2003-130, Class SX, IF, 10.352%, 01/25/34	11
63	Series 2004-25, Class PC, 5.500%, 01/25/34	65
73	Series 2004-25, Class SA, IF, 17.385%, 04/25/34	101
43	Series 2004-36, Class PC, 5.500%, 02/25/34	44
83	Series 2004-36, Class SA, IF, 17.385%, 05/25/34	121
51	Series 2004-46, Class SK, IF, 14.360%, 05/25/34	62
536	Series 2004-50, Class VZ, 5.500%, 07/25/34	588
46	Series 2004-61, Class SH, HB, IF, 20.876%, 11/25/32	62
39	Series 2004-74, Class SW, IF, 13.939%, 11/25/31	54
18	Series 2004-76, Class CL, 4.000%, 10/25/19	18
83	Series 2005-45, Class DC, HB, IF, 21.456%, 06/25/35	120
6	Series 2005-52, Class PA, 6.500%, 06/25/35	7
62	Series 2005-56, Class S, IF, IO, 5.932%, 07/25/35	11
106	Series 2005-56, Class TP, IF, 15.815%, 08/25/33	134
353	Series 2005-68, Class PG, 5.500%, 08/25/35	392
159	Series 2005-73, Class PS, IF, 14.754%, 08/25/35	206
63	Series 2005-74, Class CS, IF, 17.880%, 05/25/35	83
121	Series 2005-106, Class US, HB, IF, 21.713%, 11/25/35	182

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

406	Series 2005-121, Class DX, 5.500%, 01/25/26	436
114	Series 2006-27, Class OH, PO, 04/25/36	106
42	Series 2006-44, Class P, PO, 12/25/33	39
269	Series 2006-56, Class FC, VAR, 1.068%, 07/25/36	268
23	Series 2006-59, Class QO, PO, 01/25/33	23
42	Series 2006-65, Class QO, PO, 07/25/36	37
62	Series 2006-72, Class GO, PO, 08/25/36	57
123	Series 2006-77, Class PC, 6.500%, 08/25/36	139
50	Series 2006-79, Class DO, PO, 08/25/36	45
79	Series 2006-110, Class PO, PO, 11/25/36	72
112	Series 2006-124, Class HB, VAR, 3.134%, 11/25/36	119
63	Series 2007-14, Class ES, IF, IO, 5.662%, 03/25/37	11
51	Series 2007-79, Class SB, HB, IF, 21.163%, 08/25/37	73
278	Series 2007-81, Class GE, 6.000%, 08/25/37	301
141	Series 2007-88, Class VI, IF, IO, 5.762%, 09/25/37	24
398	Series 2007-91, Class ES, IF, IO, 5.682%, 10/25/37	48
68	Series 2007-106, Class A7, VAR, 6.179%, 10/25/37	75
114	Series 2007-116, Class HI, IO, VAR, 1.545%, 01/25/38	7
30	Series 2008-10, Class XI, IF, IO, 5.452%, 03/25/38	4
23	Series 2008-16, Class IS, IF, IO, 5.422%, 03/25/38	3
48	Series 2008-28, Class QS, IF, 18.365%, 04/25/38	64
110	Series 2008-46, Class HI, IO, VAR, 1.844%, 06/25/38	7
73	Series 2009-69, Class PO, PO, 09/25/39	66
758	Series 2009-71, Class BC, 4.500%, 09/25/24	810
194	Series 2009-103, Class MB, VAR, 2.994%, 12/25/39	206
1,000	Series 2010-47, Class MB, 5.000%, 09/25/39	1,093
245	Series 2010-71, Class HJ, 5.500%, 07/25/40	274
1,000	Series 2011-44, Class EB, 3.000%, 05/25/26	1,027
325	Series 2011-118, Class MT, 7.000%, 11/25/41	381
289	Series 2011-118, Class NT, 7.000%, 11/25/41	340
193	Series 2012-47, Class HF, VAR, 1.178%, 05/25/27	193

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	JPMORGAN INSTITUTIONAL TRUST FUNDS	61

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2017 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
385		Series 2013-101, Class DO, PO, 10/25/43	307
369		Series 2013-128, Class PO, PO, 12/25/43	296
1		Series G-14, Class L, 8.500%, 06/25/21	1
4		Series G-18, Class Z, 8.750%, 06/25/21	5
4		Series G-35, Class M, 8.750%, 10/25/21	4
18		Series G92-35, Class E, 7.500%, 07/25/22	19
1		Series G92-42, Class Z, 7.000%, 07/25/22	1
1		Series G92-44, Class ZQ, 8.000%, 07/25/22	1
14		Series G92-54, Class ZQ, 7.500%, 09/25/22	15
4		Series G93-5, Class Z, 6.500%, 02/25/23	5
8		Series G95-1, Class C, 8.800%, 01/25/25	10
		FNMA REMIC Trust,
112		Series 2003-W1, Class 1A1, VAR, 5.567%, 12/25/42	123
23		Series 2003-W4, Class 2A, VAR, 6.191%, 10/25/42	28
15		Series 2007-W7, Class 1A4, HB, IF, 34.510%, 07/25/37	22
		FNMA STRIPS,
—	(h)	Series 50, Class 2, IO, 10.500%, 03/25/19	—	(h)
1		Series 218, Class 2, IO, 7.500%, 04/25/23	—	(h)
43		Series 300, Class 1, PO, 09/25/24	40
8		Series 329, Class 1, PO, 01/25/33	8
		FNMA Trust,
49		Series 2004-W2, Class 2A2, 7.000%, 02/25/44	58
156		Series 2005-W3, Class 2AF, VAR, 0.998%, 03/25/45	151
		GNMA,
106		Series 1994-7, Class PQ, 6.500%, 10/16/24	116
14		Series 1999-30, Class S, IF, IO, 7.830%, 08/16/29	3
8		Series 2000-9, Class Z, 8.000%, 06/20/30	9
156		Series 2000-9, Class ZJ, 8.500%, 02/16/30	182
22		Series 2002-31, Class S, IF, IO, 7.930%, 01/16/31	5
66		Series 2002-40, Class UK, 6.500%, 06/20/32	77
62		Series 2002-47, Class PG, 6.500%, 07/16/32	72
75		Series 2002-47, Class PY, 6.000%, 07/20/32	84
77		Series 2002-47, Class ZA, 6.500%, 07/20/32	89
12		Series 2003-24, Class PO, PO, 03/16/33	11
277		Series 2003-40, Class TJ, 6.500%, 03/20/33	314
68		Series 2003-52, Class AP, PO, 06/16/33	57
19		Series 2004-28, Class S, IF, 17.545%, 04/16/34	27
38		Series 2004-71, Class SB, HB, IF, 25.631%, 09/20/34	60

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

25	Series 2004-73, Class AE, IF, 13.267%, 08/17/34	29
207	Series 2004-90, Class SI, IF, IO, 5.319%, 10/20/34	28
55	Series 2005-68, Class DP, IF, 14.578%, 06/17/35	68
389	Series 2005-68, Class KI, IF, IO, 5.519%, 09/20/35	64
627	Series 2006-38, Class ZK, 6.500%, 08/20/36	726
42	Series 2006-59, Class SD, IF, IO, 5.919%, 10/20/36	6
166	Series 2007-17, Class JI, IF, IO, 6.040%, 04/16/37	30
196	Series 2007-27, Class SA, IF, IO, 5.419%, 05/20/37	32
290	Series 2007-40, Class SB, IF, IO, 5.969%, 07/20/37	46
172	Series 2007-45, Class QA, IF, IO, 5.859%, 07/20/37	28
156	Series 2007-50, Class AI, IF, IO, 5.994%, 08/20/37	28
42	Series 2007-53, Class ES, IF, IO, 5.769%, 09/20/37	7
39	Series 2007-53, Class SW, IF, 17.863%, 09/20/37	53
20	Series 2007-71, Class SB, IF, IO, 5.919%, 07/20/36	1
87	Series 2007-72, Class US, IF, IO, 5.769%, 11/20/37	14
88	Series 2007-76, Class SA, IF, IO, 5.749%, 11/20/37	15
60	Series 2008-33, Class XS, IF, IO, 6.930%, 04/16/38	11
169	Series 2008-40, Class SA, IF, IO, 5.630%, 05/16/38	29
221	Series 2008-50, Class KB, 6.000%, 06/20/38	249
114	Series 2008-55, Class SA, IF, IO, 5.419%, 06/20/38	18
123	Series 2008-93, Class AS, IF, IO, 4.919%, 12/20/38	16
36	Series 2009-6, Class SA, IF, IO, 5.330%, 02/16/39	5
54	Series 2009-14, Class NI, IO, 6.500%, 03/20/39	14
174	Series 2009-22, Class SA, IF, IO, 5.489%, 04/20/39	22
149	Series 2009-31, Class TS, IF, IO, 5.519%, 03/20/39	16
154	Series 2009-79, Class OK, PO, 11/16/37	140
1,009	Series 2009-92, Class ZC, 5.000%, 10/20/39	1,135

SEE NOTES TO FINANCIAL STATEMENTS.

62	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2017

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
296	Series 2009-106, Class ST, IF, IO, 5.219%, 02/20/38	48
64	Series 2010-14, Class AO, PO, 12/20/32	61
1,000	Series 2010-105, Class B, 5.000%, 08/20/40	1,108
100	Series 2010-130, Class CP, 7.000%, 10/16/40	116
358	Series 2011-137, Class WA, VAR, 5.543%, 07/20/40	400
298	Series 2012-H21, Class DF, VAR, 1.422%, 05/20/61	298
111	Series 2012-H24, Class FA, VAR, 1.222%, 03/20/60	111
310	Series 2012-H26, Class MA, VAR, 1.322%, 07/20/62	310
687	Series 2012-H29, Class FA, VAR, 1.287%, 10/20/62	685
611	Series 2013-91, Class WA, VAR, 4.489%, 04/20/43	646
69	Series 2013-H03, Class FA, VAR, 1.072%, 08/20/60	69
448	Series 2013-H07, Class JA, 1.750%, 03/20/63	445
790	Series 2014-H15, Class FA, VAR, 1.272%, 07/20/64	786
713	Series 2014-H17, Class FC, VAR, 1.272%, 07/20/64	710
706	Series 2015-H15, Class FJ, VAR, 1.212%, 06/20/65	700
653	Series 2015-H18, Class FA, VAR, 1.222%, 06/20/65	649
716	Series 2015-H20, Class FA, VAR, 1.242%, 08/20/65	712
789	Series 2015-H26, Class FG, VAR, 1.292%, 10/20/65	786
130	GSR Mortgage Loan Trust, Series 2006-1F, Class 1A3, 5.500%, 02/25/36	121
42	Impac Secured Assets CMN Owner Trust, Series 2002-2, Class APO, PO, 04/25/33	26
	JP Morgan Mortgage Trust,
396	Series 2003-A1, Class 1A1, VAR, 2.633%, 10/25/33	388
36	Series 2006-A2, Class 4A1, VAR, 3.180%, 08/25/34	36
122	Series 2006-A2, Class 5A3, VAR, 3.118%, 11/25/33	124
	MASTR Adjustable Rate Mortgages Trust,
35	Series 2004-3, Class 4A2, VAR, 2.803%, 04/25/34	32
105	Series 2004-13, Class 2A1, VAR, 3.073%, 04/21/34	108

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	MASTR Alternative Loan Trust,
118	Series 2003-9, Class 8A1, 6.000%, 01/25/34	122
236	Series 2004-4, Class 10A1, 5.000%, 05/25/24	245
16	Series 2004-7, Class 30PO, PO, 08/25/34	13
8	Series 2004-10, Class 1A1, 4.500%, 09/25/19	8
58	Series 2005-6, Class 3A1, 5.500%, 11/25/20	57
	MASTR Asset Securitization Trust,
6	Series 2003-2, Class 1A1, 5.000%, 03/25/18	7
2	Series 2004-8, Class PO, PO, 08/25/19	2
21	MASTR Resecuritization Trust, Series 2005-PO, Class 3PO, PO, 05/28/35 (e)	16
	Merrill Lynch Mortgage Investors Trust,
196	Series 2003-E, Class A1, VAR, 1.398%, 10/25/28	188
69	Series 2004-A, Class A1, VAR, 1.238%, 04/25/29	66
30	MortgageIT Trust, Series 2005-1, Class 1A1, VAR, 1.418%, 02/25/35	29
49	NACC Reperforming Loan REMIC Trust, Series 2004-R2, Class A1, VAR, 6.500%, 10/25/34 (e)	49
59	NCUA Guaranteed Notes Trust, Series 2010-R3, Class 3A, 2.400%, 12/08/20	59
	Nomura Asset Acceptance Corp. Alternative Loan Trust,
28	Series 2003-A1, Class A1, 5.500%, 05/25/33	28
19	Series 2003-A1, Class A2, 6.000%, 05/25/33	20
7	Series 2003-A1, Class A5, 7.000%, 04/25/33	7
	RALI Trust,
5	Series 2002-QS8, Class A5, 6.250%, 06/25/17	5
2	Series 2002-QS16, Class A3, IF, 14.995%, 10/25/17	3
5	Series 2003-QS3, Class A2, IF, 14.788%, 02/25/18	5
27	Series 2003-QS9, Class A3, IF, IO, 6.772%, 05/25/18	1
45	Series 2004-QS3, Class CB, 5.000%, 03/25/19	45
73	Reperforming Loan REMIC Trust, Series 2005-R1, Class 2APO, PO, 03/25/35 (e)	62
4	Residential Asset Securitization Trust, Series 2003-A14, Class A1, 4.750%, 02/25/19	4

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	JPMORGAN INSTITUTIONAL TRUST FUNDS	63

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2017 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Springleaf Mortgage Loan Trust,
102	Series 2013-2A, Class A, VAR, 1.780%, 12/25/65 (e)	101
125	Series 2013-2A, Class M1, VAR, 3.520%, 12/25/65 (e)	125
100	Series 2013-3A, Class A, VAR, 1.870%, 09/25/57 (e)	100
306	Series 2013-3A, Class M1, VAR, 3.790%, 09/25/57 (e)	306
72	Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2003-33H, Class 1A1, 5.500%, 10/25/33	74
	Vendee Mortgage Trust,
300	Series 1993-1, Class ZB, 7.250%, 02/15/23	331
155	Series 1994-1, Class 1, VAR, 5.500%, 02/15/24	165
236	Series 1996-1, Class 1Z, 6.750%, 02/15/26	266
77	Series 1996-2, Class 1Z, 6.750%, 06/15/26	86
309	Series 1997-1, Class 2Z, 7.500%, 02/15/27	354
75	Series 1998-1, Class 2E, 7.000%, 03/15/28	87
	WaMu Mortgage Pass-Through Certificates Trust,
6	Series 2002-S8, Class 2A7, 5.250%, 01/25/18	6
90	Series 2003-AR5, Class A7, VAR, 2.838%, 06/25/33	91
45	Series 2004-AR3, Class A2, VAR, 2.821%, 06/25/34	46
184	Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2005-4, Class CB7, 5.500%, 06/25/35	169
	Washington Mutual MSC Mortgage Pass-Through Certificates Trust,
13	Series 2003-MS2, Class 1A1, 5.750%, 02/25/33	14
4	Series 2003-MS7, Class P, PO, 03/25/33	3
	Wells Fargo Mortgage-Backed Securities Trust,
33	Series 2003-K, Class 1A1, VAR, 2.901%, 11/25/33	33
54	Series 2004-EE, Class 3A1, VAR, 3.244%, 12/25/34	55
164	Series 2004-P, Class 2A1, VAR, 2.995%, 09/25/34	170
262	Series 2005-AR3, Class 1A1, VAR, 3.090%, 03/25/35	267

	Total Collateralized Mortgage Obligations (Cost $43,418)	44,871

Commercial Mortgage-Backed Securities — 4.1%
89	A10 Securitization LLC, Series 2015-1, Class A1, 2.100%, 04/15/34 (e)	89

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

85	A10 Term Asset Financing LLC, Series 2013-2, Class A, 2.620%, 11/15/27 (e)	85
230	Banc of America Commercial Mortgage Trust, Series 2007-5, Class A4, 5.492%, 02/10/51	231
15	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-3, Class AM, 4.727%, 07/10/43	15
1,483	CD Commercial Mortgage Trust, Series 2007-CD4, Class XC, IO, VAR, 0.326%, 12/11/49 (e)	—	(h)
	Commercial Mortgage Trust,
132	Series 2014-PAT, Class A, VAR, 1.571%, 08/13/27 (e)	132
400	Series 2014-TWC, Class A, VAR, 1.621%, 02/13/32 (e)	400
281	Series 2015-CR25, Class A4, 3.759%, 08/10/48	293
	FNMA — ACES,
438	Series 2010-M3, Class A3, VAR, 4.332%, 03/25/20	463
147	Series 2012-M11, Class FA, VAR, 1.280%, 08/25/19	146
444	Series 2014-M2, Class A2, VAR, 3.513%, 12/25/23	462
636	Series 2014-M13, Class A2, VAR, 3.021%, 08/25/24	641
1,000	Series 2015-M3, Class A2, 2.723%, 10/25/24	994
820	Series 2015-M7, Class A2, 2.590%, 12/25/24	808
843	Series 2015-M17, Class FA, VAR, 1.710%, 11/25/22	847
46	Morgan Stanley Re-REMIC Trust, Series 2012-XA, Class A, 2.000%, 07/27/49 (e)	46
	PFP Ltd., (Cayman Islands),
253	Series 2015-2, Class A, VAR, 2.220%, 07/14/34 (e)	253
100	Series 2015-2, Class C, VAR, 4.020%, 07/14/34 (e)	98
100	Series 2015-2, Class D, VAR, 4.770%, 07/14/34 (e)	98
	RAIT Trust,
124	Series 2015-FL4, Class A, VAR, 2.120%, 12/15/31 (e)	125
250	Series 2015-FL5, Class B, VAR, 4.670%, 01/15/31 (e)	250
	Resource Capital Corp. Ltd., (Cayman Islands),
88	Series 2015-CRE4, Class A, VAR, 2.172%, 08/15/32 (e)	88

SEE NOTES TO FINANCIAL STATEMENTS.

64	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2017

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Commercial Mortgage-Backed Securities — continued
153	Series 2015-CRE4, Class B, VAR, 3.772%, 08/15/32 (e)	148
116	UBS-BAMLL Trust, Series 2012-WRM, Class A, 3.663%, 06/10/30 (e)	119
104	UBS-Barclays Commercial Mortgage Trust, Series 2012-C2, Class A4, 3.525%, 05/10/63	109
500	VNDO Mortgage Trust, Series 2013-PENN, Class A, 3.808%, 12/13/29 (e)	526

	Total Commercial Mortgage-Backed Securities (Cost $7,477)	7,466

Corporate Bonds — 17.5%
	Consumer Discretionary — 0.9%
	Internet & Direct Marketing Retail — 0.0% (g)
100	Amazon.com, Inc., 3.800%, 12/05/24	106

	Media — 0.8%
100	21st Century Fox America, Inc., 7.700%, 10/30/25	128
208	CBS Corp., 4.000%, 01/15/26	213
80	Comcast Corp., 3.375%, 08/15/25	81
78	Discovery Communications LLC, 4.375%, 06/15/21	82
200	NBCUniversal Media LLC, 2.875%, 01/15/23	200
	Time Warner Cable LLC,
57	5.850%, 05/01/17	58
35	8.750%, 02/14/19	39
100	Time Warner Cos., Inc., 7.570%, 02/01/24	123
300	Time Warner, Inc., 3.600%, 07/15/25	297
	Viacom, Inc.,
37	2.750%, 12/15/19	37
100	3.125%, 06/15/22	98
11	3.250%, 03/15/23	11
43	3.875%, 04/01/24	43

		1,410

	Multiline Retail — 0.1%
	Macy’s Retail Holdings, Inc.,
49	4.375%, 09/01/23	48
62	6.900%, 04/01/29	66
35	Nordstrom, Inc., 4.000%, 10/15/21	36

		150

	Total Consumer Discretionary	1,666

	Consumer Staples — 0.6%
	Beverages — 0.2%
150	Anheuser-Busch InBev Finance, Inc., (Belgium), 3.700%, 02/01/24	155
70	Diageo Capital plc, (United Kingdom), 4.828%, 07/15/20	76

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Beverages — continued
30	Heineken NV, (Netherlands), 1.400%, 10/01/17 (e)	30

		261

	Food & Staples Retailing — 0.2%
	Kroger Co. (The),
90	4.000%, 02/01/24	94
30	6.150%, 01/15/20	33
100	Sysco Corp., 3.750%, 10/01/25	102
185	Walgreens Boots Alliance, Inc., 3.100%, 06/01/23	185

		414

	Food Products — 0.2%
14	Bunge NA Finance LP, 5.900%, 04/01/17	14
100	Cargill, Inc., 3.300%, 03/01/22 (e)	103
	Kraft Heinz Foods Co.,
30	3.500%, 06/06/22	31
66	5.000%, 07/15/35	69
22	5.375%, 02/10/20	24
92	Mead Johnson Nutrition Co., 4.125%, 11/15/25	97
73	Tyson Foods, Inc., 3.950%, 08/15/24	75

		413

	Household Products — 0.0% (g)
20	Kimberly-Clark Corp., 2.400%, 03/01/22	20
42	Procter & Gamble — ESOP, Series A, 9.360%, 01/01/21	48

		68

	Total Consumer Staples	1,156

	Energy — 2.6%
	Energy Equipment & Services — 0.1%
107	Halliburton Co., 3.500%, 08/01/23	110
	Nabors Industries, Inc.,
30	4.625%, 09/15/21	31
30	5.000%, 09/15/20	31
15	National Oilwell Varco, Inc., 1.350%, 12/01/17	15
47	Schlumberger Investment SA, 3.300%, 09/14/21 (e)	48

		235

	Oil, Gas & Consumable Fuels — 2.5%
	Apache Corp.,
42	3.250%, 04/15/22	42
25	6.900%, 09/15/18	27
29	Boardwalk Pipelines LP, 4.950%, 12/15/24	31

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	JPMORGAN INSTITUTIONAL TRUST FUNDS	65

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2017 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Oil, Gas & Consumable Fuels — continued
	BP Capital Markets plc, (United Kingdom),
20	1.375%, 11/06/17	20
60	3.506%, 03/17/25	61
166	3.814%, 02/10/24	172
	Buckeye Partners LP,
30	4.350%, 10/15/24	31
40	4.875%, 02/01/21	42
25	5.850%, 11/15/43	27
25	Canadian Natural Resources Ltd., (Canada), 3.900%, 02/01/25	25
21	Cenovus Energy, Inc., (Canada), 3.000%, 08/15/22	21
40	Chevron Corp., 2.355%, 12/05/22	39
200	CNOOC Nexen Finance 2014 ULC, (China), 4.250%, 04/30/24	209
58	Ecopetrol SA, (Colombia), 4.125%, 01/16/25	56
	Energy Transfer Partners LP,
89	3.600%, 02/01/23	89
91	4.050%, 03/15/25	91
200	Eni SpA, (Italy), 4.150%, 10/01/20 (e)	210
74	EnLink Midstream Partners LP, 4.150%, 06/01/25	74
	Enterprise Products Operating LLC,
37	3.750%, 02/15/25	37
49	3.900%, 02/15/24	51
	EOG Resources, Inc.,
23	2.625%, 03/15/23	22
100	4.100%, 02/01/21	106
300	4.150%, 01/15/26	316
250	Gulf South Pipeline Co. LP, 4.000%, 06/15/22	256
50	Magellan Midstream Partners LP, 6.550%, 07/15/19	55
175	Marathon Oil Corp., 6.000%, 10/01/17	179
67	Marathon Petroleum Corp., 3.625%, 09/15/24	67
36	Noble Energy, Inc., 5.625%, 05/01/21	37
91	Occidental Petroleum Corp., 3.500%, 06/15/25	93
	ONEOK Partners LP,
40	3.200%, 09/15/18	41
12	3.375%, 10/01/22	12
200	4.900%, 03/15/25	214
28	5.000%, 09/15/23	30
	Petroleos Mexicanos, (Mexico),
59	4.250%, 01/15/25	56
69	4.875%, 01/18/24	69
149	6.375%, 02/04/21	162
43	Phillips 66, 2.950%, 05/01/17	43

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Oil, Gas & Consumable Fuels — continued
	Plains All American Pipeline LP,
100	3.600%, 11/01/24	98
250	4.650%, 10/15/25	260
200	Sinopec Group Overseas Development 2013 Ltd., (China), 4.375%, 10/17/23 (e)	212
	Spectra Energy Capital LLC,
150	5.650%, 03/01/20	160
50	8.000%, 10/01/19	57
63	Spectra Energy Partners LP, 3.500%, 03/15/25	62
180	Sunoco Logistics Partners Operations LP, 4.650%, 02/15/22	192
	TransCanada PipeLines Ltd., (Canada),
172	3.750%, 10/16/23	179
100	6.500%, 08/15/18	107
30	7.125%, 01/15/19	33

		4,473

	Total Energy	4,708

	Financials — 6.6%
	Banks — 2.5%
200	ANZ New Zealand Int’l Ltd., (New Zealand), 2.600%, 09/23/19 (e)	202
	Bank of America Corp.,
150	3.300%, 01/11/23	151
485	3.875%, 08/01/25	496
42	4.125%, 01/22/24	44
100	5.000%, 05/13/21	109
154	Series L, 3.950%, 04/21/25	154
317	Barclays plc, (United Kingdom), 3.200%, 08/10/21	319
300	Capital One Bank USA NA, 3.375%, 02/15/23	301
	Citigroup, Inc.,
82	2.150%, 07/30/18	82
115	5.500%, 09/13/25	127
16	Comerica, Inc., 3.800%, 07/22/26	16
201	Commonwealth Bank of Australia, (Australia), 4.500%, 12/09/25 (e)	209
	Cooperatieve Rabobank UA, (Netherlands),
118	3.875%, 02/08/22	125
250	4.375%, 08/04/25	255
250	Discover Bank, 3.100%, 06/04/20	254
	HSBC Holdings plc, (United Kingdom),
200	4.250%, 08/18/25	203
300	4.875%, 01/14/22	325
250	Huntington National Bank (The), 2.875%, 08/20/20	254

SEE NOTES TO FINANCIAL STATEMENTS.

66	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2017

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Banks — continued
50	KeyCorp, 5.100%, 03/24/21	55
200	Mizuho Bank Ltd., (Japan), 2.650%, 09/25/19 (e)	202
36	MUFG Americas Holdings Corp., 2.250%, 02/10/20	36
133	PNC Financial Services Group, Inc. (The), 4.375%, 08/11/20	142
107	Regions Financial Corp., 3.200%, 02/08/21	109
200	Standard Chartered plc, (United Kingdom), 5.200%, 01/26/24 (e)	211
	Wells Fargo & Co.,
99	3.000%, 02/19/25	97
21	4.100%, 06/03/26	21
30	4.300%, 07/22/27	31

		4,530

	Capital Markets — 2.2%
120	Ameriprise Financial, Inc., 4.000%, 10/15/23	127
	Bank of New York Mellon Corp. (The),
150	3.250%, 09/11/24	152
75	4.600%, 01/15/20	81
150	Blackstone Holdings Finance Co. LLC, 5.875%, 03/15/21 (e)	168
40	Charles Schwab Corp. (The), 3.225%, 09/01/22	41
	Deutsche Bank AG, (Germany),
319	1.875%, 02/13/18	319
38	2.950%, 08/20/20	38
62	3.375%, 05/12/21	62
	Goldman Sachs Group, Inc. (The),
137	3.750%, 05/22/25	139
120	4.000%, 03/03/24	125
80	5.750%, 01/24/22	90
	Intercontinental Exchange, Inc.,
47	2.500%, 10/15/18	48
88	4.000%, 10/15/23	94
	Invesco Finance plc,
125	3.750%, 01/15/26	128
71	4.000%, 01/30/24	75
125	Jefferies Group LLC, 6.875%, 04/15/21	143
111	Legg Mason, Inc., 4.750%, 03/15/26	117
	Macquarie Bank Ltd., (Australia),
100	2.850%, 07/29/20 (e)	100
300	3.900%, 01/15/26 (e)	309
100	4.000%, 07/29/25 (e)	104
40	Macquarie Group Ltd., (Australia), 6.250%, 01/14/21 (e)	45

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Capital Markets — continued
	Morgan Stanley,
83	3.700%, 10/23/24	85
330	4.000%, 07/23/25	342
155	5.000%, 11/24/25	167
166	5.500%, 07/24/20	182
100	5.500%, 07/28/21	111
100	5.750%, 01/25/21	111
100	6.625%, 04/01/18	105
84	Nomura Holdings, Inc., (Japan), 6.700%, 03/04/20	94
36	State Street Corp., 3.100%, 05/15/23	36
34	TD Ameritrade Holding Corp., 2.950%, 04/01/22	34
	Thomson Reuters Corp.,
51	3.850%, 09/29/24	52
105	3.950%, 09/30/21	109
60	4.700%, 10/15/19	64

		3,997

	Consumer Finance — 0.5%
235	Capital One Financial Corp., 3.200%, 02/05/25	231
58	Caterpillar Financial Services Corp., 2.850%, 06/01/22	58
	Ford Motor Credit Co. LLC,
250	3.157%, 08/04/20	254
200	3.810%, 01/09/24	202
180	HSBC USA, Inc., 2.350%, 03/05/20	180
	John Deere Capital Corp.,
50	2.450%, 09/11/20	51
33	3.150%, 10/15/21	34

		1,010

	Diversified Financial Services — 0.7%
98	Berkshire Hathaway, Inc., 2.750%, 03/15/23	98
349	GE Capital International Funding Co. Unlimited Co., 2.342%, 11/15/20	352
	Private Export Funding Corp.,
500	Series EE, 2.800%, 05/15/22	513
200	Series KK, 3.550%, 01/15/24	214
	Shell International Finance BV, (Netherlands),
42	1.125%, 08/21/17	42
100	3.250%, 05/11/25	101

		1,320

	Insurance — 0.7%
61	Allstate Corp. (The), 3.150%, 06/15/23	62
161	American International Group, Inc., 3.750%, 07/10/25	162

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	JPMORGAN INSTITUTIONAL TRUST FUNDS	67

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2017 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Insurance — continued
143	Aon plc, 3.875%, 12/15/25	147
130	Chubb INA Holdings, Inc., 2.875%, 11/03/22	132
	CNA Financial Corp.,
52	3.950%, 05/15/24	54
38	4.500%, 03/01/26	40
35	Lincoln National Corp., 4.200%, 03/15/22	37
300	Manulife Financial Corp., (Canada), 4.150%, 03/04/26	317
50	Marsh & McLennan Cos., Inc., 3.300%, 03/14/23	51
150	Prudential Insurance Co. of America (The), 8.300%, 07/01/25 (e)	197

		1,199

	Total Financials	12,056

	Health Care — 1.0%
	Biotechnology — 0.5%
	AbbVie, Inc.,
214	2.900%, 11/06/22	213
35	3.200%, 11/06/22	35
	Amgen, Inc.,
44	2.125%, 05/01/20	44
40	5.700%, 02/01/19	43
75	Baxalta, Inc., 3.600%, 06/23/22	76
184	Biogen, Inc., 3.625%, 09/15/22	190
	Celgene Corp.,
98	3.250%, 08/15/22	99
161	3.625%, 05/15/24	163
	Gilead Sciences, Inc.,
38	2.500%, 09/01/23	37
57	3.650%, 03/01/26	58
21	3.700%, 04/01/24	21

		979

	Health Care Providers & Services — 0.3%
115	Anthem, Inc., 3.125%, 05/15/22	116
	Cardinal Health, Inc.,
45	2.400%, 11/15/19	45
49	3.750%, 09/15/25	51
72	Express Scripts Holding Co., 3.500%, 06/15/24	71
214	Laboratory Corp. of America Holdings, 3.200%, 02/01/22	215
112	UnitedHealth Group, Inc., 3.375%, 11/15/21	116

		614

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Life Sciences Tools & Services — 0.1%
	Thermo Fisher Scientific, Inc.,
57	3.150%, 01/15/23	57
34	4.150%, 02/01/24	36

		93

	Pharmaceuticals — 0.1%
69	Forest Laboratories LLC, 5.000%, 12/15/21 (e)	75
30	Merck & Co., Inc., 3.700%, 02/10/45	29

		104

	Total Health Care	1,790

	Industrials — 1.0%
	Aerospace & Defense — 0.1%
43	Airbus Group Finance BV, (France), 2.700%, 04/17/23 (e)	43
68	BAE Systems Holdings, Inc., (United Kingdom), 3.800%, 10/07/24 (e)	70
74	Lockheed Martin Corp., 3.100%, 01/15/23	75

		188

	Building Products — 0.1%
	Johnson Controls International plc,
99	3.750%, 12/01/21	103
32	3.900%, 02/14/26	33

		136

	Commercial Services & Supplies — 0.0% (g)
50	Pitney Bowes, Inc., 5.600%, 03/15/18	52

	Construction & Engineering — 0.1%
	ABB Finance USA, Inc., (Switzerland),
32	1.625%, 05/08/17	32
41	2.875%, 05/08/22	42
70	Fluor Corp., 3.375%, 09/15/21	72

		146

	Electrical Equipment — 0.0% (g)
	Eaton Corp.,
27	1.500%, 11/02/17	27
50	5.600%, 05/15/18	52

		79

	Industrial Conglomerates — 0.2%
34	Ingersoll-Rand Global Holding Co. Ltd., 4.250%, 06/15/23	36
152	Koninklijke Philips NV, (Netherlands), 3.750%, 03/15/22	159
98	Pentair Finance SA, (United Kingdom), 2.900%, 09/15/18	99

		294

SEE NOTES TO FINANCIAL STATEMENTS.

68	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2017

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Machinery — 0.1%
31	Caterpillar, Inc., 2.600%, 06/26/22	31
89	Deere & Co., 2.600%, 06/08/22	89
25	Parker-Hannifin Corp., 5.500%, 05/15/18	26

		146

	Road & Rail — 0.4%
	Burlington Northern Santa Fe LLC,
43	3.050%, 03/15/22	44
32	3.450%, 09/15/21	33
19	3.600%, 09/01/20	20
55	Canadian Pacific Railway Co., (Canada), 4.500%, 01/15/22	59
50	CSX Corp., 7.900%, 05/01/17	51
	ERAC USA Finance LLC,
27	4.500%, 08/16/21 (e)	29
48	5.250%, 10/01/20 (e)	52
	Penske Truck Leasing Co. LP,
53	2.875%, 07/17/18 (e)	54
141	3.375%, 02/01/22 (e)	143
	Ryder System, Inc.,
23	2.500%, 03/01/17	23
25	2.500%, 03/01/18	25
28	2.500%, 05/11/20	28
86	2.875%, 09/01/20	87
	Union Pacific Corp.,
21	2.950%, 01/15/23	22
75	3.646%, 02/15/24	79

		749

	Trading Companies & Distributors — 0.0% (g)
55	WW Grainger, Inc., 4.600%, 06/15/45	60

	Total Industrials	1,850

	Information Technology — 0.6%
	Communications Equipment — 0.0% (g)
44	Cisco Systems, Inc., 2.950%, 02/28/26	44

	Electronic Equipment, Instruments & Components — 0.1%
	Arrow Electronics, Inc.,
32	3.000%, 03/01/18	32
16	4.500%, 03/01/23	16
100	6.875%, 06/01/18	106
63	7.500%, 01/15/27	76

		230

	IT Services — 0.1%
90	Total System Services, Inc., 3.750%, 06/01/23	91

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Semiconductors & Semiconductor Equipment — 0.1%
130	Intel Corp., 3.700%, 07/29/25	137
30	National Semiconductor Corp., 6.600%, 06/15/17	30

		167

	Software — 0.0% (g)
	Microsoft Corp.,
23	0.875%, 11/15/17	23
34	2.125%, 11/15/22	33

		56

	Technology Hardware, Storage & Peripherals — 0.3%
	HP, Inc.,
118	4.375%, 09/15/21	126
45	4.650%, 12/09/21	48
236	Xerox Corp., 5.625%, 12/15/19	254

		428

	Total Information Technology	1,016

	Materials — 0.9%
	Chemicals — 0.6%
	Agrium, Inc., (Canada),
45	3.375%, 03/15/25	44
100	4.125%, 03/15/35	95
125	CF Industries, Inc., 7.125%, 05/01/20	137
	Dow Chemical Co. (The),
59	3.000%, 11/15/22	60
100	3.500%, 10/01/24	102
60	4.125%, 11/15/21	64
20	8.550%, 05/15/19	23
88	Ecolab, Inc., 3.250%, 01/14/23	90
246	Mosaic Co. (The), 4.250%, 11/15/23	256
25	Potash Corp. of Saskatchewan, Inc., (Canada), 3.250%, 12/01/17	25
41	Praxair, Inc., 2.650%, 02/05/25	40
150	Union Carbide Corp., 7.500%, 06/01/25	181

		1,117

	Construction Materials — 0.1%
200	CRH America, Inc., (Ireland), 3.875%, 05/18/25 (e)	206

	Metals & Mining — 0.2%
95	BHP Billiton Finance USA Ltd., (Australia), 3.850%, 09/30/23	103
128	Freeport-McMoRan, Inc., 2.150%, 03/01/17	128
27	Nucor Corp., 4.000%, 08/01/23	28

		259

	Total Materials	1,582

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	JPMORGAN INSTITUTIONAL TRUST FUNDS	69

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2017 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Real Estate — 0.8%
	Equity Real Estate Investment Trusts (REITs) — 0.8%
	American Tower Corp.,
80	3.500%, 01/31/23	81
38	5.000%, 02/15/24	41
45	American Tower Trust I, 1.551%, 03/15/18 (e)	45
125	Equity Commonwealth, 5.875%, 09/15/20	134
255	ERP Operating LP, 4.625%, 12/15/21	277
	HCP, Inc.,
38	3.400%, 02/01/25	37
205	3.875%, 08/15/24	208
17	4.200%, 03/01/24	17
	Prologis LP,
38	3.750%, 11/01/25	39
53	4.250%, 08/15/23	57
50	Realty Income Corp., 3.875%, 07/15/24	52
	Simon Property Group LP,
62	3.375%, 10/01/24	63
38	3.750%, 02/01/24	40
81	4.125%, 12/01/21	86
	Ventas Realty LP,
27	3.500%, 02/01/25	26
44	3.750%, 05/01/24	45
62	4.125%, 01/15/26	63
73	Welltower, Inc., 4.500%, 01/15/24	77

	Total Real Estate	1,388

	Telecommunication Services — 1.2%
	Diversified Telecommunication Services — 1.1%
	AT&T, Inc.,
78	3.400%, 05/15/25	75
353	3.800%, 03/15/22	364
25	3.875%, 08/15/21	26
26	3.950%, 01/15/25	26
150	4.600%, 02/15/21	160
350	Bellsouth Capital Funding Corp., 7.875%, 02/15/30	434
27	Nippon Telegraph & Telephone Corp., (Japan), 1.400%, 07/18/17	27
148	Qwest Corp., 6.750%, 12/01/21	164
31	Telefonica Emisiones SAU, (Spain), 5.134%, 04/27/20	33
	Verizon Communications, Inc.,
156	4.150%, 03/15/24	162
448	4.812%, 03/15/39 (e)	444

		1,915

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Wireless Telecommunication Services — 0.1%
160	Rogers Communications, Inc., (Canada), 4.100%, 10/01/23	169

	Total Telecommunication Services	2,084

	Utilities — 1.3%
	Electric Utilities — 0.7%
27	American Electric Power Co., Inc., Series E, 1.650%, 12/15/17	27
27	Arizona Public Service Co., 2.200%, 01/15/20	27
43	Baltimore Gas & Electric Co., 2.800%, 08/15/22	43
30	Connecticut Light & Power Co. (The), 5.650%, 05/01/18	31
20	DTE Electric Co., 2.650%, 06/15/22	20
60	Duke Energy Indiana LLC, 3.750%, 07/15/20	63
40	Duke Energy Progress LLC, 2.800%, 05/15/22	41
60	Electricite de France SA, (France), 2.150%, 01/22/19 (e)	60
100	Enel Finance International NV, (Italy), 5.125%, 10/07/19 (e)	107
186	Entergy Mississippi, Inc., 2.850%, 06/01/28	178
25	Jersey Central Power & Light Co., 7.350%, 02/01/19	27
47	Kansas City Power & Light Co., 3.150%, 03/15/23	47
60	Nevada Power Co., 7.125%, 03/15/19	67
27	NextEra Energy Capital Holdings, Inc., 2.400%, 09/15/19	27
	Niagara Mohawk Power Corp.,
28	3.508%, 10/01/24 (e)	29
40	4.881%, 08/15/19 (e)	42
25	Ohio Power Co., 6.050%, 05/01/18	26
50	Oncor Electric Delivery Co. LLC, 6.800%, 09/01/18	54
	Pacific Gas & Electric Co.,
68	2.450%, 08/15/22	67
50	3.250%, 06/15/23	51
51	Public Service Co. of Colorado, 3.200%, 11/15/20	53
74	Public Service Co. of Oklahoma, 4.400%, 02/01/21	79
41	Southern California Edison Co., 1.845%, 02/01/22	41
30	Southwestern Public Service Co., Series G, 8.750%, 12/01/18	34
	Virginia Electric & Power Co.,
21	3.450%, 02/15/24	22
40	Series A, 6.000%, 05/15/37	50

		1,313

SEE NOTES TO FINANCIAL STATEMENTS.

70	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2017

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Gas Utilities — 0.0% (g)
30	Atmos Energy Corp., 8.500%, 03/15/19	34

	Independent Power & Renewable Electricity Producers — 0.3%
	Exelon Generation Co. LLC,
45	2.950%, 01/15/20	46
72	4.250%, 06/15/22	75
37	PSEG Power LLC, 4.300%, 11/15/23	39
317	Southern Power Co., 4.150%, 12/01/25	331

		491

	Multi-Utilities — 0.3%
50	Consumers Energy Co., 5.650%, 04/15/20	55
79	DTE Energy Co., Series B, 3.300%, 06/15/22	80
200	NiSource Finance Corp., 3.850%, 02/15/23	206
48	Sempra Energy, 4.050%, 12/01/23	50
94	Southern Co. Gas Capital Corp., 3.500%, 09/15/21	97
87	WEC Energy Group, Inc., 3.550%, 06/15/25	89

		577

	Total Utilities	2,415

	Total Corporate Bonds (Cost $30,841)	31,711

Foreign Government Securities — 0.6%
150	Republic of Colombia, (Colombia), 7.375%, 09/18/37	190
	Republic of Poland, (Poland),
125	3.250%, 04/06/26	124
92	4.000%, 01/22/24	96
	United Mexican States, (Mexico),
244	3.500%, 01/21/21	251
250	3.600%, 01/30/25	248
116	4.000%, 10/02/23	119

	Total Foreign Government Securities (Cost $1,013)	1,028

Mortgage-Backed Securities — 11.8%
	FHLMC,
11	ARM, 2.625%, 07/01/26	11
145	ARM, 2.731%, 08/01/36	152
20	ARM, 2.737%, 01/01/27	21
40	ARM, 2.915%, 01/01/37	42
66	ARM, 3.022%, 09/01/36	70
122	ARM, 3.040%, 03/01/37	127
51	ARM, 3.062%, 11/01/36	54
165	ARM, 3.089%, 06/01/36	177
95	ARM, 3.139%, 09/01/36	101

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

180		ARM, 3.306%, 12/01/34	192
109		ARM, 3.401%, 04/01/38	116
77		ARM, 3.447%, 02/01/37	83
		FHLMC Gold Pools, 15 Year, Single Family,
25		4.000%, 06/01/19	26
3		4.500%, 10/01/18	3
—	(h)	5.500%, 06/01/17	—	(h)
2		6.000%, 04/01/18	2
25		6.500%, 02/01/19 - 03/01/22	26
		FHLMC Gold Pools, 20 Year, Single Family,
4		6.000%, 12/01/22	5
16		6.500%, 08/01/26	18
		FHLMC Gold Pools, 30 Year, Single Family,
42		6.000%, 01/01/34	49
38		7.000%, 04/01/26 - 02/01/37	44
4		7.500%, 08/01/25	4
4		8.000%, 07/01/20 - 11/01/24	4
11		8.500%, 07/01/28	14
98		FHLMC Gold Pools, FHA/VA, 10.000%, 10/01/30	106
		FHLMC Gold Pools, Other,
2,042		3.500%, 05/01/33 - 05/01/43	2,110
346		4.000%, 06/01/42	367
62		6.000%, 02/01/33	68
		FNMA,
—	(h)	ARM, 2.358%, 03/01/19	1
5		ARM, 2.414%, 09/01/27	6
115		ARM, 2.542%, 09/01/35	120
39		ARM, 2.607%, 02/01/37	40
119		ARM, 2.622%, 02/01/35	124
42		ARM, 2.635%, 08/01/35	45
102		ARM, 2.689%, 08/01/34	108
85		ARM, 2.745%, 01/01/35	88
129		ARM, 2.787%, 09/01/34	137
73		ARM, 2.818%, 04/01/35	77
77		ARM, 2.827%, 09/01/36	81
99		ARM, 2.855%, 09/01/35	103
—	(h)	ARM, 2.875%, 08/01/19	—	(h)
91		ARM, 2.906%, 10/01/34	97
88		ARM, 2.911%, 04/01/33	93
62		ARM, 2.980%, 11/01/33	66
45		ARM, 3.006%, 08/01/36	47
110		ARM, 3.017%, 01/01/35	117
86		ARM, 3.066%, 07/01/46	92
61		ARM, 3.068%, 02/01/35	64
108		ARM, 3.101%, 09/01/33	115

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	JPMORGAN INSTITUTIONAL TRUST FUNDS	71

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2017 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Mortgage-Backed Securities — continued
148	ARM, 3.204%, 02/01/37	156
174	ARM, 3.693%, 02/01/36	185
4	ARM, 3.903%, 03/01/29	4
	FNMA, 15 Year, Single Family,
11	4.000%, 05/01/19	11
58	4.500%, 05/01/18 - 05/01/19	59
78	5.000%, 06/01/18 - 04/01/19	80
36	5.500%, 01/01/20 - 06/01/20	37
119	6.000%, 03/01/21 - 01/01/24	128
9	6.500%, 03/01/17 - 08/01/20	9
49	FNMA, 20 Year, Single Family, 6.500%, 05/01/22	55
	FNMA, 30 Year, FHA/VA,
12	6.000%, 09/01/33	13
17	6.500%, 03/01/29	19
4	8.500%, 02/01/30	4
1	9.500%, 12/01/18	1
	FNMA, 30 Year, Single Family,
38	4.500%, 08/01/33	41
611	5.000%, 07/01/33 - 08/01/40	677
66	5.500%, 12/01/33	76
282	6.000%, 12/01/32 - 09/01/37	324
26	6.500%, 08/01/31	30
3	7.000%, 09/01/27 - 08/01/32	4
7	7.500%, 11/01/22 - 10/01/24	7
264	8.000%, 03/01/21 - 11/01/32	318
4	8.500%, 07/01/24 - 05/01/25	4
1	10.000%, 02/01/24	1
	FNMA, Other,
977	ARM, 1.562%, 12/01/25	980
959	2.220%, 12/01/22	950
480	2.240%, 12/01/22	476
636	2.395%, 01/01/22	637
1,000	2.790%, 05/01/27	987
1,000	3.030%, 04/01/27	1,005
1,500	3.100%, 09/01/25	1,524
1,000	3.240%, 12/01/26	1,023
1,000	3.290%, 08/01/26	1,028
500	3.340%, 02/01/27	516
485	3.760%, 10/01/23	516
637	4.000%, 07/01/42	676
331	4.264%, 06/01/21	354
758	4.300%, 04/01/21	814
478	4.390%, 05/01/21	516
34	5.500%, 04/01/38	37
56	6.000%, 03/01/37	62

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

—	(h)	GNMA I, 15 Year, Single Family, 6.000%, 10/15/17	—	(h)
		GNMA I, 30 Year, Single Family,
190		6.000%, 11/15/28 - 12/15/38	215
185		6.500%, 01/15/24 - 12/15/35	215
180		7.000%, 08/15/23 - 06/15/35	205
14		7.500%, 11/15/22 - 09/15/28	16
2		8.000%, 07/15/22 - 08/15/28	2
—	(h)	8.500%, 11/15/17	—	(h)
3		9.000%, 02/15/20 - 11/15/24	3
33		9.500%, 09/15/18 - 12/15/25	36
		GNMA II, 30 Year, Single Family,
162		6.000%, 03/20/28 - 09/20/38	185
8		7.500%, 02/20/28 - 09/20/28	9
22		8.000%, 12/20/25 - 08/20/28	24
13		8.500%, 03/20/25 - 05/20/25	14
510		GNMA II, Other, 3.500%, 11/20/33	534

		Total Mortgage-Backed Securities (Cost $20,914)	21,415

U.S. Government Agency Securities — 1.3%
1,440		Financing Corp. STRIPS, 1.597%, 05/11/18 (n)	1,418
		Resolution Funding Corp. STRIPS,
330		1.226%, 01/15/21 (n)	306
250		1.581%, 10/15/19 (n)	240
80		2.182%, 10/15/25 (n)	64
90		2.851%, 01/15/26 (n)	70
333		Tennessee Valley Authority STRIPS, 4.473%, 05/01/19 (n)	320

		Total U.S. Government Agency Securities (Cost $2,414)	2,418

U.S. Treasury Obligations — 22.2%
516		U.S. Treasury Bond, 6.000%, 02/15/26	669
		U.S. Treasury Note,
5,000		1.250%, 12/15/18	5,005
3,000		1.875%, 01/31/22	2,996
14,400		2.000%, 08/15/25	14,031
3,000		3.500%, 02/15/18	3,073
		U.S. Treasury STRIPS,
3,825		2.100%, 08/15/23 (n)	3,313
200		2.135%, 05/15/24 (n)	169
2,150		2.224%, 11/15/23 (n)	1,848
200		2.257%, 05/15/26 (n)	159
10		2.361%, 05/15/28 (n)	8
3,000		2.367%, 02/15/24 (n)	2,559
750		2.553%, 05/15/23 (n)	654
300		2.579%, 02/15/27 (n)	233

SEE NOTES TO FINANCIAL STATEMENTS.

72	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2017

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
U.S. Treasury Obligations — continued
2,400	2.665%, 02/15/22 (n)	2,170
1,300	2.688%, 11/15/22 (n)	1,150
200	2.774%, 05/15/25 (n)	164
53	2.917%, 02/15/28 (n)	40
200	3.068%, 08/15/28 (n)	148
47	3.311%, 08/15/26 (n)	37
300	3.441%, 11/15/26 (n)	234
100	3.660%, 08/15/27 (n)	76
140	3.691%, 11/15/27 (n)	106
1,525	3.749%, 11/15/21 (n)	1,390

	Total U.S. Treasury Obligations (Cost $41,022)	40,232

SHARES	SECURITY DESCRIPTION	VALUE($)
Short-Term Investment — 1.3%
	Investment Company — 1.3%
2,362	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.850% (b) (l) (Cost $2,363)	2,363

	Total Investments — 99.7% (Cost $178,566)	180,749
	Other Assets in Excess of Liabilities — 0.3%	600

	NET ASSETS — 100.0%	$181,349

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	JPMORGAN INSTITUTIONAL TRUST FUNDS	73

JPMorgan Institutional Trust Funds

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2017

ACES	— Alternative Credit Enhancement Securities
ARM	— Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of February 28, 2017.
CMBS	— Commercial Mortgage Backed Security
CSMC	— Credit Suisse Mortgage Trust
ESOP	— Employee Stock Ownership Program
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
HB

—  High Coupon Bonds (a.k.a. “IOettes”) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.

IF

—  Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of February 28, 2017. The rate may be subject to a cap and floor.

IO

—  Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

PO

—  Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

REMIC	— Real Estate Mortgage Investment Conduit

Rev.	— Revenue
STRIPS

—  Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

SUB	— Step-Up Bond. The interest rate shown is the rate in effect as of February 28, 2017.
VA	— Veterans Administration
VAR	— Variable Rate Security. The interest rate shown is the rate in effect as of February 28, 2017.
(b)	— Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(d)	— Defaulted Security. Security has not paid its last interest payment and/or interest is not being accrued.
(e)

—  Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(g)	— Amount rounds to less than 0.05%.
(h)	— Amount rounds to less than 500.
(l)	— The rate shown is the current yield as of February 28, 2017.
(n)	— The rate shown is the effective yield as of February 28, 2017.
(t)	— The date shown represents the earliest of the prerefunded date, next put date, or final maturity date.
(x)

—  Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of February 28, 2017.

(y)	— Preferred Security.
[1]	— Security matures in 2110.
[2]	— Security matures in 2115.
[3]	— Security matures in 2105.
[4]	— Security matures in 2111.
[5]	— Security matures in 2114.

SEE NOTES TO FINANCIAL STATEMENTS.

74	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2017

STATEMENTS OF ASSETS AND LIABILITIES

AS OF FEBRUARY 28, 2017

(Amounts in thousands, except per share amounts)

	Core Bond Trust	Intermediate Bond Trust
ASSETS:
Investments in non-affiliates, at value	$3,109,904	$178,386
Investments in affiliates, at value	39,478	2,363

Total investment securities, at value	3,149,382	180,749
Receivables:
Investment securities sold	1,139	53
Fund shares sold	271	—
Interest from non-affiliates	14,386	610
Dividends from affiliates	11	6
Due from adviser	—	7
Prepaid expenses and other assets	35	—

Total Assets	3,165,224	181,425

LIABILITIES:
Payables:
Due to custodian	—	13
Investment securities purchased	5,561	—
Fund shares redeemed	2	—
Accrued liabilities:
Investment advisory fees	265	—
Custodian and accounting fees	57	25
Trustees’ and Chief Compliance Officer’s fees	2	—	(a)
Audit fees	44	36
Other	61	2

Total Liabilities	5,992	76

Net Assets	$3,159,232	$181,349

Paid-in-Capital	$3,073,129	$178,571
Accumulated undistributed (distributions in excess of) net investment income	759	23
Accumulated net realized gains (losses)	9,660	572
Net unrealized appreciation (depreciation)	75,684	2,183

Total Net Assets	$3,159,232	$181,349

Outstanding units of beneficial interest (shares)
($0.0001 par value; unlimited number of shares authorized):	305,806	18,374
Net asset value, offering and redemption price per share (b)	$10.33	$9.87

Cost of investments in non-affiliates	$3,034,220	$176,203
Cost of investments in affiliates	39,478	2,363

(a)	Amount rounds to less than 500.
(b)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	JPMORGAN INSTITUTIONAL TRUST FUNDS	75

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED FEBRUARY 28, 2017

(Amounts in thousands)

	Core Bond Trust	Intermediate Bond Trust
INVESTMENT INCOME:
Interest income from non-affiliates	$125,127	$9,546
Dividend income from affiliates	322	29

Total investment income	125,449	9,575

EXPENSES:
Investment advisory fees	11,378	956
Administration fees	3,793	319
Custodian and accounting fees	342	155
Professional fees	135	66
Trustees’ and Chief Compliance Officer’s fees	32	24
Printing and mailing costs	27	4
Transfer agency fees	32	3
Other	152	22

Total expenses	15,891	1,549

Less fees waived	(10,342)	(1,076)
Less earnings credits	— (a)	—
Less expense reimbursements	—	(7)

Net expenses	5,549	466

Net investment income (loss)	119,900	9,109

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	38,254	7,528
Investments in affiliates	8	1

Net realized gain (loss)	38,262	7,529

Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	(73,972)	(9,329)
Investments in affiliates	— (a)	— (a)
Unfunded commitments	1	—

Change in net unrealized appreciation/depreciation	(73,971)	(9,329)

Net realized/unrealized gains (losses)	(35,709)	(1,800)

Change in net assets resulting from operations	$84,191	$7,309

(a)	Amount rounds to less than 500.

SEE NOTES TO FINANCIAL STATEMENTS.

76	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2017

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED

(Amounts in thousands)

	Core Bond Trust		Intermediate Bond Trust
	Year Ended February 28, 2017	Year Ended February 29, 2016	Year Ended February 28, 2017	Year Ended February 29, 2016
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$119,900	$131,867	$9,109	$11,279
Net realized gain (loss)	38,262	12,075	7,529	916
Change in net unrealized appreciation/depreciation	(73,971)	(46,534)	(9,329)	(1,454)

Change in net assets resulting from operations	84,191	97,408	7,309	10,741

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(120,356)	(135,958)	(9,134)	(11,609)
From net realized gains	(31,700)	(10,096)	(7,402)	(628)

Total distributions to shareholders	(152,056)	(146,054)	(16,536)	(12,237)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	479,291	810,370	21,400	117,431
Distributions reinvested	143,201	138,032	14,746	11,334
Cost of shares redeemed	(1,606,001)	(670,162)	(298,583)	(51,605)

Change in net assets resulting from capital transactions	(983,509)	278,240	(262,437)	77,160

NET ASSETS:
Change in net assets	(1,051,374)	229,594	(271,664)	75,664
Beginning of period	4,210,606	3,981,012	453,013	377,349

End of period	$3,159,232	$4,210,606	$181,349	$453,013

Accumulated undistributed (distributions in excess of) net investment income	$759	$1,215	$23	$48

SHARE TRANSACTIONS:
Issued	45,410	76,020	2,159	11,315
Reinvested	13,622	13,089	1,461	1,097
Redeemed	(151,360)	(63,554)	(28,949)	(4,998)

Change in Shares	(92,328)	25,555	(25,329)	7,414

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	JPMORGAN INSTITUTIONAL TRUST FUNDS	77

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED

		Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
Core Bond Trust
Year Ended February 28, 2017	$10.58	$0.33	(d)	$(0.14)	$0.19	$(0.34)	$(0.10)	$(0.44)
Year Ended February 29, 2016	10.69	0.32	(d)	(0.07)	0.25	(0.33)	(0.03)	(0.36)
Year Ended February 28, 2015	10.57	0.36		0.15	0.51	(0.36)	(0.03)	(0.39)
Year Ended February 28, 2014	10.89	0.38		(0.32)	0.06	(0.37)	(0.01)	(0.38)
Year Ended February 28, 2013	10.82	0.43		0.08	0.51	(0.43)	(0.01)	(0.44)

Intermediate Bond Trust
Year Ended February 28, 2017	10.37	0.29	(d)	(0.15)	0.14	(0.30)	(0.34)	(0.64)
Year Ended February 29, 2016	10.40	0.26	(d)	(0.01)	0.25	(0.27)	(0.01)	(0.28)
Year Ended February 28, 2015	10.41	0.30		0.04	0.34	(0.30)	(0.05)	(0.35)
Year Ended February 28, 2014	10.68	0.32		(0.26)	0.06	(0.32)	(0.01)	(0.33)
Year Ended February 28, 2013	10.63	0.36		0.04	0.40	(0.35)	—	(0.35)

(a)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(b)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(c)	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average value of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.
(d)	Calculated based upon average shares outstanding.

SEE NOTES TO FINANCIAL STATEMENTS.

78	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2017

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (a)	Net assets, end of period (000’s)	Net expenses (b)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (c)

$10.33	1.78%	$3,159,232	0.15%	3.15%	0.42%	16%
10.58	2.35	4,210,606	0.14	3.03	0.42	22
10.69	4.88	3,981,012	0.14	3.36	0.42	19
10.57	0.58	3,865,134	0.14	3.60	0.42	18
10.89	4.70	3,713,768	0.15	3.97	0.42	16

9.87	1.33	181,349	0.15	2.85	0.48	32
10.37	2.47	453,013	0.14	2.53	0.46	27
10.40	3.29	377,349	0.14	2.90	0.47	25
10.41	0.53	348,655	0.14	3.07	0.46	17
10.68	3.76	377,951	0.14	3.33	0.47	15

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2017	JPMORGAN INSTITUTIONAL TRUST FUNDS	79

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2017

1. Organization

JPMorgan Institutional Trust (the “Trust”) was organized on September 14, 2004 as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Two separate diversified series of the Trust (collectively, the “Funds”) covered by this report commenced operations on February 7, 2005: Core Bond Trust and Intermediate Bond Trust.

The investment objective of Core Bond Trust is to seek to maximize total return by investing primarily in a diversified portfolio of intermediate- and long-term debt securities.

The investment objective of Intermediate Bond Trust is to seek current income consistent with the preservation of capital by investing in high- and medium-grade fixed income securities with intermediate maturities.

J.P. Morgan Investment Management Inc. (“JPMIM”) an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”) acts as Adviser (the “Adviser”) and Administrator (the “Administrator”) to the Funds. Prior to April 1, 2016, JPMorgan Funds Management, Inc. (“JPMFM”) served as the Funds’ administrator. Effective April 1, 2016, JPMFM merged into JPMIM and JPMIM became the Funds’ Administrator under the Administration Agreement.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A. Valuation of Investments — The valuation of investments is in accordance with GAAP and the Funds’ valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

The Administrator has established the J.P. Morgan Investment Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Funds’ investments. The Administrator implements the valuation policies of the Funds’ investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Funds. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Funds’ investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Funds are calculated on a valuation date. Investments in open-end investment companies excluding exchange traded funds (“ETFs”) (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

See the tables on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by Core Bond Trust and Intermediate Bond Trust at February 28, 2017.

80	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2017

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Funds’ investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Funds’ assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following tables represent each valuation input as presented on the Schedules of Portfolio Investments (“SOIs”) (amounts in thousands):

Core Bond Trust

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$252,658	$131,541	$384,199
Collateralized Mortgage Obligations	—	493,709	16,382	510,091
Commercial Mortgage-Backed Securities	—	98,193	8,819	107,012
Corporate Bonds
Consumer Discretionary	—	51,911	—	51,911
Consumer Staples	—	47,406	—	47,406
Energy	—	91,505	—	91,505
Financials	—	348,466	—	348,466
Health Care	—	50,319	—	50,319
Industrials	—	60,659	—	60,659
Information Technology	—	51,551	—	51,551
Materials	—	23,700	—	23,700
Real Estate	—	21,986	—	21,986
Telecommunication Services	—	50,493	—	50,493
Utilities	—	72,696	—	72,696

Total Corporate Bonds	—	870,692	—	870,692

Foreign Government Securities	—	48,384	—	48,384
Mortgage-Backed Securities	—	563,964	—	563,964
Municipal Bonds	—	10,384	—	10,384
Supranational	—	3,470	—	3,470
U.S. Government Agency Securities	—	93,665	—	93,665
U.S. Treasury Obligations	—	513,340	—	513,340
Loan Assignment
Consumer Discretionary	—	4,703	—	4,703
Short-Term Investment
Investment Company	39,478	—	—	39,478

Total Investments in Securities	$39,478	$2,953,162	$156,742	$3,149,382

FEBRUARY 28, 2017	JPMORGAN INSTITUTIONAL TRUST FUNDS	81

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2017 (continued)

Intermediate Bond Trust

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$21,251	$7,994	$29,245
Collateralized Mortgage Obligations	—	44,107	764	44,871
Commercial Mortgage-Backed Securities	—	6,872	594	7,466
Corporate Bonds
Consumer Discretionary	—	1,666	—	1,666
Consumer Staples	—	1,156	—	1,156
Energy	—	4,708	—	4,708
Financials	—	12,056	—	12,056
Health Care	—	1,790	—	1,790
Industrials	—	1,850	—	1,850
Information Technology	—	1,016	—	1,016
Materials	—	1,582	—	1,582
Real Estate	—	1,388	—	1,388
Telecommunication Services	—	2,084	—	2,084
Utilities	—	2,415	—	2,415

Total Corporate Bonds	—	31,711	—	31,711

Foreign Government Securities	—	1,028	—	1,028
Mortgage-Backed Securities	—	21,415	—	21,415
U.S. Government Agency Securities	—	2,418	—	2,418
U.S. Treasury Obligations	—	40,232	—	40,232
Short-Term Investment
Investment Company	2,363	—	—	2,363

Total Investments in Securities	$2,363	$169,034	$9,352	$180,749

Transfers between fair value levels are valued utilizing values as of the beginning of the period.

For each of the Funds, there were no transfers between levels 1 and 2 during the year ended February 28, 2017.

The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value (amounts in thousands):

Core Bond Trust	Balance as of February 29, 2016	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of February 28, 2017
Investments in Securities:
Asset-Backed Securities	$44,149	$58	$938	$(337)	$48,588	$(39,164)	$83,566	$(6,257)	$131,541
Collateralized Mortgage Obligations	21,592	—	(3,163)	194	4,572	(7,601)	2,527	(1,739)	16,382
Commercial Mortgage-Backed Securities	14,849	—	(198)	(749)	—	(3,808)	—	(1,275)	8,819
Loan Assignment — Financials	1,143	—	5	— (a)	111	(1,259)	—	—	—

	$81,733	$58	$(2,418)	$(892)	$53,271	$(51,832)	$86,093	$(9,271)	$156,742

82	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2017

Intermediate Bond Trust	Balance as of February 29, 2016	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of February 28, 2017
Investments in Securities:
Asset-Backed Securities	$1,988	$—	$46	$1	$1,914	$(2,314)	$6,359	$—	$7,994
Collateralized Mortgage Obligations	559	—	(25)	33	499	(302)	—	—	764
Commercial Mortgage-Backed Securities	1,129	6	(10)	(32)	—	(499)	—	—	594

	$3,676	$6	$11	$2	$2,413	$(3,115)	$6,359	$—	$9,352

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
(a)	Amount rounds to less than $500.

Transfers between level 2 and level 3 are due to a decline or an increase in market activity (e.g. frequency of trades), which resulted in a lack or increase of available market inputs to determine the price for the period ended February 28, 2017.

The change in net unrealized appreciation (depreciation) attributable to securities owned at February 28, 2017, which were valued using significant unobservable inputs (level 3) were as follows (amounts in thousands):

Value
Core Bond Trust	$(2,025)
Intermediate Bond Trust	19

These amounts are included in Change in net unrealized appreciation/depreciation of investments in non-affiliates on the Statements of Operations.

Core Bond Trust Fund

Quantitative Information about Level 3 Fair Value Measurements #

(Amounts in thousands)

	Fair Value at February 28, 2017	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$83,900	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 40.00% (8.10%)
			Constant Default Rate	0.00% - 30.00% (7.00%)
			Yield (Discount Rate of Cash Flows)	1.75% - 7.80% (3.68%)
	620	Pending Sale Amount	Expected Recovery	48.00% of par (48.00% of par)

Asset-Backed Securities	84,520

	14,181	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 37.14% (12.71%)
			PSA Prepayment Model	302.00% - 302.00% (302.00%)
			Constant Default Rate	0.00% - 9.64% (3.21%)
			Yield (Discount Rate of Cash Flows)	0.61% - 199.00% (7.21%)

Collateralized Mortgage Obligations	14,181

	4,207	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 100.00% (15.72%)
			Yield (Discount Rate of Cash Flows)	1.07% - 7.32% (5.28%)

Commercial Mortgage-Backed Securities	4,207

Total	$102,908

#	The table above does not include certain level 3 investments that are valued by brokers and pricing services. At February 28, 2017, the value of these investments was approximately $53,834,000. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 2.A.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value

FEBRUARY 28, 2017	JPMORGAN INSTITUTIONAL TRUST FUNDS	83

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2017 (continued)

measurement. Significant increases (decreases) in the default rate may decrease (increase) the fair value measurement. A significant change in the discount rate or prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

Intermediate Bond Trust Fund

Quantitative Information about Level 3 Fair Value Measurements #

(Amounts in thousands)

	Fair Value at February 28, 2017	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$4,769	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 100.00% (11.48%)
			Constant Default Rate	0.00% - 30.00% (9.93%)
			Yield (Discount Rate of Cash Flows)	1.75% - 6.78% (3.68%)
	48	Pending Sale Amount	Expected Recovery	48.00% of par (48.00% of par)

Asset-Backed Securities	4,818

	747	Discounted Cash Flow	Constant Prepayment Rate	1.00% - 28.08% (11.54%)
			Constant Default Rate	0.00% - 7.31% (1.39%)
			Yield (Discount Rate of Cash Flows)	1.53% -63.74% (4.44%)

Collateralized Mortgage Obligations	747

	197	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 100.00% (0.14%)
			Yield (Discount Rate of Cash Flows)	1.93% - 7.32% (6.65%)

Commercial Mortgage-Backed Securities	197

Total	$5,761

#	The table above does not include certain level 3 investments that are valued by brokers and pricing services. At February 28, 2017, the value of these investments was approximately $3,591,000. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 2.A.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the default rate may decrease (increase) the fair value measurement. A significant change in the discount rate or prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

B. Restricted Securities — Certain securities held by the Funds may be subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933 (the “Securities Act”). Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the net assets of the Funds.

As of February 28, 2017, the Funds had no investments in restricted securities other than securities sold to the Funds under Rule 144A and/or Regulation S under the Securities Act.

C. When Issued, Delayed Delivery Securities and Forward Commitments — The Funds purchased when issued securities, including To Be Announced (“TBA”) securities, and entered into contracts to purchase or sell securities for a fixed price that may be settled a month or more after the trade date, or purchased delayed delivery securities which generally settle seven days after the trade date. When issued securities are securities that have been authorized, but not issued in the market. A forward commitment involves entering into a contract to purchase or sell securities for a fixed price at a future date that may be settled a month or more after the trade date. A delayed delivery security is agreed upon in advance between the buyer and the seller of the security and is generally delivered beyond seven days of the agreed upon date. The purchase of securities on a when issued, delayed delivery, or forward commitment basis involves the risk that the value of the security to be purchased declines before settlement date. The sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. The Funds may be exposed to credit risk if the counterparty fails to perform under the terms of the transaction. Interest income for securities purchased on a when issued, delayed delivery, or forward commitment basis is not accrued until settlement date.

The Funds did not have forward commitments nor delayed delivery securities outstanding as of February 28, 2017.

D. Loan Assignments — Core Bond Trust may invest in debt instruments that are interests in amounts owed to lenders or lending syndicates (a “Lender”) by corporate, governmental, or other borrowers (a “Borrower”). A loan is often administered by a bank or other financial institution (the “Agent”) that acts as Agent for all holders. The Agent administers the terms of the loan, as specified in the loan agreement. The Funds invest in loan assignments of all or a portion of the loans. When a fund purchases a loan assignment, the fund has direct rights against the Borrower on a loan, provided, however, the fund’s rights may be more limited than the Lender from which it acquired the assignment and the fund may be able to

84	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2017

enforce its rights only through the Agent. As a result, a fund assumes the credit risk of the Borrower as well as any other persons interpositioned between the fund and the Borrower (“Intermediate Participants”). A fund may incur certain costs and delays in realizing payment on a loan assignment or suffer a loss of principal and/or interest if assets or interests held by the Agent or other Intermediate Participants are determined to be subject to the claims of the Agent’s or other Intermediate Participant’s creditors. In addition, it is unclear whether loan assignments and other forms of direct indebtedness offer securities law protections against fraud and misrepresentation. Also, because JPMIM may wish to invest in publicly traded securities of a Borrower, it may not have access to material non-public information regarding the Borrower to which other investors have access. Although certain loan assignments are secured by collateral, a fund could experience delays or limitations in realizing the value on such collateral or have its interest subordinated to other indebtedness of the Borrower. Loan assignments are vulnerable to market conditions such that economic conditions or other events may reduce the demand for assignments and certain assignments which were liquid, when purchased, may become illiquid and they may be difficult to value. In addition, the settlement period for loans is uncertain as there is no standardized settlement schedule applicable to such investments. Therefore, a fund may not receive the proceeds from a sale of such investments for a period after the sale.

Certain loan assignments are also subject to the risks associated with high yield securities described under Note 7.

E. Unfunded Commitments — Core Bond Trust may enter into commitments to buy and sell investments including commitments to buy loan assignments to settle on future dates as part of its normal investment activities. Unfunded commitments may include revolving loan facilities which may obligate the Fund to provide cash to the borrower on demand. Unfunded commitments are generally traded and priced as part of a related loan assignment (Note 2.D.). The value of the unfunded portion of the investment is determined using a pro-rata allocation, based on its par value relative to the par value of the entire investment. The unrealized appreciation/depreciation from unfunded commitments is reported on the Statements of Assets and Liabilities. Credit risk exists on these commitments to the extent of any difference between the sales price and current value of the underlying securities sold. Market risk exists on these commitments to buy to the same extent as if the securities were owned on a settled basis and gains and losses are recorded and reported in the same manner. The Fund may receive an ongoing commitment fee based on the undrawn portion of the underlying loan facility, which is recorded as a component of interest income on the Statements of Operations.

At February 28, 2017, the Fund did not have any outstanding unfunded loan commitments.

F. Security Transactions and Investment Income — Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts for amortization of premiums and accretion of discounts. Dividend income, net of foreign taxes withheld, if any, is recorded on the ex-dividend date or when a fund first learns of the dividend. Certain Funds may receive other income from investment in loan assignments and/or unfunded commitments, including amendment fees, consent fees and commitment fees. These fees are recorded as income when received by the Fund. These amounts are included in Interest Income in the Statements of Operations.

G. Allocation of Expenses — Expenses directly attributable to a fund are charged directly to that fund, while the expenses attributable to more than one fund of the Trust are allocated among the respective funds.

H. Federal Income Taxes — Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund’s policy is to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Funds’ tax positions for all open tax years and has determined that as of February 28, 2017, no liability for income tax is required in the Funds’ financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. Each of the Funds’ Federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

I. Distributions to Shareholders — Distributions from net investment income are generally declared and paid monthly. Net realized capital gains, if any, are distributed by each Fund at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment.

The following amounts were reclassified within the capital accounts (amounts in thousands):

	Paid-in-Capital	Accumulated undistributed (distributions in excess of) net investment income		Accumulated net realized gains (losses)
Intermediate Bond Trust	$—	$—	(a)	$—	(a)

(a)	Amount rounds to less than 500.

The reclassifications for the Fund relate primarily to redesignation of distributions.

FEBRUARY 28, 2017	JPMORGAN INSTITUTIONAL TRUST FUNDS	85

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2017 (continued)

3. Fees and Other Transactions with Affiliates

A. Investment Advisory Fee — Pursuant to Investment Advisory Agreements, the Adviser supervises the investments of each Fund and for such services is paid a fee. The fee is accrued daily and paid monthly based on each Fund’s respective average daily net assets. The annual rate for each Fund is as follows:

Core Bond Trust	0.30%
Intermediate Bond Trust	0.30

The Adviser waived Investment Advisory fees and/or reimbursed expenses as outlined in Note 3.E.

B. Administration Fee — Pursuant to Administration Agreements, the Administrator provides certain administration services to the Funds. In consideration of these services, the Administrator receives a fee accrued daily and paid monthly at a rate of 0.10% of the Funds’ average daily net assets, notwithstanding any fee waivers and/or expense reimbursements.

The Administrator waived Administration fees as outlined in Note 3.E.

JPMorgan Chase Bank, N.A. (“JPMCB”), a wholly-owned subsidiary of JPMorgan, serves as the Funds’ sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the fees payable to the Administrator.

C. Custodian and Accounting Fees — JPMCB provides portfolio custody and accounting services to the Funds. For performing these services, the Funds pay JPMCB transaction and asset-based fees that vary according to the number of transactions and positions, plus out-of-pocket expenses. The amounts paid directly to JPMCB by the Funds for custody and accounting services are included in Custodian and accounting fees on the Statements of Operations. Payments to the custodian may be reduced by credits earned by each Fund, based on uninvested cash balances held by the custodian. Such earnings credits, if any, are presented separately on the Statements of Operations.

Interest expense paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates on the Statements of Operations.

D. Placement Agent — J.P. Morgan Institutional Investments, Inc. (the “Placement Agent”), a registered broker-dealer affiliated with the Adviser, serves as the Funds’ Placement Agent. The Placement Agent processes subscriptions for shares and provides various sales support activities in connection with the Funds’ private placement of its shares.

E. Waivers and Reimbursements — The Adviser and Administrator have contractually agreed to waive fees and/or reimburse the Funds to the extent that total annual operating expenses (excluding acquired fund fees and expenses, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed the percentages of the Funds’ respective average daily net assets as shown in the table below:

Core Bond Trust	0.15%
Intermediate Bond Trust	0.15

The expense limitation agreements were in effect for the year ended February 28, 2017, and are in place until at least until June 30, 2017.

For the year ended February 28, 2017, the Funds’ service providers waived fees and/or reimbursed expenses for each of the Funds as follows (amounts in thousands). None of these parties expect the Funds to repay any such waived fees and/or reimbursed expenses in future years.

	Contractual Waivers
	Investment Advisory	Administration	Total
Core Bond Trust	$6,408	$3,793	$10,201
Intermediate Bond Trust	745	319	1,064

Additionally, the Funds may invest in one or more money market funds advised by the Adviser or its affiliates (affiliated money market funds). Effective December 29, 2015, the Adviser and Administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market fund on the applicable Funds’ investment in such affiliated money market fund. Prior to December 29, 2015, a portion of the waiver was voluntary.

The amounts of these waivers/reimbursements resulting from investments in these money market funds for the year ended February 28, 2017 were as follows (amounts in thousands):

Core Bond Trust	$141
Intermediate Bond Trust	12

F. Other — Certain officers of the Trust are affiliated with the Adviser and the Administrator. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Funds for serving in their respective roles.

The Board appointed a Chief Compliance Officer to the Funds in accordance with Federal securities regulations. Each Fund, along with other affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the Office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees on the Statements of Operations.

86	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2017

The Trust adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the Independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as Trustees. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.

During the year ended February 28, 2017, the Funds purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate were affiliated with the Adviser.

The Funds may use related party broker-dealers. For the year ended February 28, 2017, the Funds did not incur any brokerage commissions with broker-dealers affiliated with the Adviser.

The Securities and Exchange Commission has granted an exemptive order permitting the Funds to engage in principal transactions with J.P. Morgan Securities, Inc., an affiliated broker, involving taxable money market instruments, subject to certain conditions.

4. Investment Transactions

During the year ended February 28, 2017, purchases and sales of investments (excluding short-term investments) were as follows (amounts in thousands):

	Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)	Purchases of U.S. Government	Sales of U.S. Government
Core Bond Trust	$449,698	$881,528	$136,846	$666,093
Intermediate Bond Trust	15,802	161,310	84,058	186,943

5. Federal Income Tax Matters

For Federal income tax purposes, the estimated cost and unrealized appreciation (depreciation) in value of investment securities held at February 28, 2017 were as follows (amounts in thousands):

	Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Core Bond Trust	$3,073,706	$100,235	$24,559	$75,676
Intermediate Bond Trust	178,588	3,820	1,659	2,161

The difference between book and tax basis appreciation (depreciation) on investments is primarily attributed to wash sale loss deferrals.

The tax character of distributions paid during the year ended February 28, 2017 was as follows (amounts in thousands):

	Ordinary Income*	Net Long-Term Capital Gains	Total Distributions Paid
Core Bond Trust	$123,626	$28,430	$152,056
Intermediate Bond Trust	11,160	5,376	16,536

*	Short-term gains are treated as ordinary income for income tax purposes

The tax character of distributions paid during the year ended February 29, 2016 was as follows (amounts in thousands):

	Ordinary Income*	Net Long-Term Capital Gains	Total Distributions Paid
Core Bond Trust	$136,123	$9,931	$146,054
Intermediate Bond Trust	11,613	624	12,237

*	Short-term gains are treated as ordinary income for income tax purposes

As of February 28, 2017, the estimated components of net assets (excluding paid-in-capital) on a tax basis were as follows (amounts in thousands):

	Current Distributable Ordinary Income	Current Distributable Long-Term Capital Gain or (Tax Basis Capital Loss Carryover)	Unrealized Appreciation (Depreciation)
Core Bond Trust	$914	$9,570	$75,676
Intermediate Bond Trust	33	720	2,161

FEBRUARY 28, 2017	JPMORGAN INSTITUTIONAL TRUST FUNDS	87

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2017 (continued)

The cumulative timing differences primarily consist of trustee deferred compensation and post-October capital loss deferrals.

As of February 28, 2017, the Funds did not have any net capital loss carryforwards.

Net capital losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of the Funds’ next taxable year.

For the year ended February 28, 2017, the following Funds deferred to March 1, 2017 post-October capital losses of:

Net Capital Losses
Short-Term
Intermediate Bond Trust	$124

6. Borrowings

Effective August 16, 2016, Core Bond Trust and Intermediate Bond Trust along with certain other trusts (“Borrowers”) entered into a joint syndicated senior unsecured revolving credit facility totaling $1.5 billion (“Credit Facility”) with various lenders and The Bank of New York Mellon, as administrative agent for the lenders. This Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Under the terms of the Credit Facility, a borrowing fund must have a minimum of $25,000,000 in adjusted net asset value and not exceed certain adjusted net asset coverage ratios prior to and during the time in which any borrowings are outstanding. If a fund does not comply with the aforementioned requirements, the fund must remediate within three business days with respect to the $25,000,000 minimum adjusted net asset value or within one business day with respect to certain asset coverage ratios or the administrative agent at the request of, or with the consent of, the lenders may terminate the Credit Facility and declare any outstanding borrowings to be due and payable immediately.

Interest associated with any borrowing under the Credit Facility is charged to the borrowing fund at a rate of interest equal to 1.00% plus the greater of the federal funds effective rate or one month LIBOR. The annual commitment fee to maintain the Credit Facility is 0.15% and is incurred on the unused portion of the Credit Facility and is allocated to all participating funds pro rata based on their respective net assets. The initial term of the Credit Facility is 364 days, unless extended.

The Funds did not utilize the Credit Facility during the year ended February 28, 2017.

7. Risks, Concentrations and Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be made against each Fund that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

As of February 28, 2017, Intermediate Bond Trust had three individual shareholder accounts which collectively represented 35.5% of the Fund’s net assets. Significant shareholder transactions by these accounts may impact the Funds’ performance.

The Funds are subject to interest rate and credit risk. The value of debt securities may decline as interest rates increase. The Funds could lose money if the issuer of a fixed income security is unable to pay interest or repay principal when it is due. The Funds invest in floating rate loans and other floating rate debt securities. Although these investments are generally less sensitive to interest rate changes than other fixed rate instruments, the value of floating rate loans and other floating rate investments may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Many factors can cause interest rates to rise. Some examples include central bank monetary policy, rising inflation rates and general economic conditions. Given the historically low interest rate environment, risks associated with rising rates are heightened. The ability of the issuers of debt to meet their obligations may be affected by the economic and political developments in a specific industry or region.

The Funds are subject to risks associated with securities with contractual cash flows including asset-backed and mortgage-related securities such as collateralized mortgage obligations, mortgage pass-through securities and commercial mortgage-backed securities, including securities backed by sub-prime mortgage loans. The value, liquidity and related income of these securities are sensitive to changes in economic conditions, including real estate value, pre-payments, delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. A significant portion of the Funds’ investments are comprised of asset-backed or mortgage-related securities, including securities backed by sub-prime mortgages.

The Funds are subject to the risk that, should the Funds decide to sell an illiquid investment when a ready buyer is not available at a price the Funds deem to be representative of its value, the value of the Funds’ net assets could be adversely affected.

8. Investment Company Reporting Modernization

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and forms, and amendments to certain current rules and forms, to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and will require standardized, enhanced disclosures about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. At this time, management is currently assessing the anticipated impact of the Regulation S-X amendments on the Funds’ financial statements and related disclosures.

88	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2017

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of JPMorgan Institutional Trust and the Shareholders of JPMorgan Core Bond Trust and JPMorgan Intermediate Bond Trust:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of portfolio investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of JPMorgan Core Bond Trust and JPMorgan Intermediate Bond Trust (constituting the JPMorgan Institutional Trust, hereafter referred to as the “Fund”) as of February 28, 2017, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of February 28, 2017 by correspondence with the transfer agent, custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

New York, New York

April 26, 2017

FEBRUARY 28, 2017	JPMORGAN INSTITUTIONAL TRUST FUNDS	89

TRUSTEES

(Unaudited)

The following table includes additional information on the Funds’ Trustees.

Name (Year of Birth); Positions With the Funds (1)	Principal Occupations During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee (2)	Other Directorships Held Outside Fund Complex During Past 5 Years
Independent Trustees

John F. Finn (1947); Trustee of Trust since 2005; Trustee of heritage One Group Mutual Funds since 1998.	Chairman (1985-present), President and Chief Executive Officer, Gardner, Inc. (supply chain management company serving industrial and consumer markets) (1974-present).	153	Director, Greif, Inc. (GEF) (industrial package products and services) (2007-present); Trustee, Columbus Association for the Performing Arts (1988-present); Director, Cardinal Health, Inc. (CAH) (1994-2014).

Dr. Matthew Goldstein (1941); Chairman since 2013; Trustee of Trust since 2005; Trustee of heritage J.P. Morgan Funds since 2003.	Chancellor Emeritus, City University of New York (2015-present); Professor, City University of New York (2013-present); Chancellor, City University of New York (1999-2013); President, Adelphi University (New York) (1998-1999).	153	Trustee, Museum of Jewish Heritage (2011-present) Trustee, National Museum of Mathematics (present); Chair, Association of College and University Administrators (present).

Dennis P. Harrington (1950); Trustee of Trust since 2017.	Retired; Partner, Deloitte LLP (1984-2012).	152	None

Frankie D. Hughes (1952); Trustee of Trust since 2008.	President, Ashland Hughes Properties (property management) (2014-present); President and Chief Investment Officer, Hughes Capital Management, Inc. (fixed income asset management) (1993-2014).	153	Trustee, The Victory Portfolios (2000-2008) (Investment companies).

Peter C. Marshall (1942); Trustee of Trust since 2005; Trustee of heritage One Group Mutual Funds since 1985.	Self-employed business consultant (2002-present).	153	None

Mary E. Martinez (1960); Trustee of Trust since 2013.	Associate, Special Properties, a Christie’s International Real Estate Affiliate (2010-present); Managing Director, Bank of America (Asset Management) (2007-2008); Chief Operating Officer, U.S. Trust Asset Management, U.S. Trust Company (asset management) (2003-2007); President, Excelsior Funds (registered investment companies) (2004-2005).	153	None

Marilyn McCoy* (1948); Trustee of Trust since 2005; Trustee of heritage One Group Mutual Funds since 1999.	Vice President of Administration and Planning, Northwestern University (1985-present).	153	None

Mitchell M. Merin (1953); Trustee of Trust since 2013.	Retired; President and Chief Operating Officer, Morgan Stanley Investment Management, Member Morgan Stanley & Co. Management Committee (registered investment adviser) (1998-2005).	153	Director, Sun Life Financial (SLF) (2007-2013) (financial services and insurance); Trustee, Trinity College, Hartford, CT (2002-2010).

Dr. Robert A. Oden, Jr. (1946); Trustee of Trust since 2005; Trustee of heritage One Group Mutual Funds since 1997.	Retired; President, Carleton College (2002-2010); President, Kenyon College (1995-2002).	153	Chairman, Dartmouth-Hitchcock Medical Center (2011-present); Trustee, American Schools of Oriental Research (2011-present); Trustee, American University in Cairo (1999-2014); Trustee, American Museum of Fly Fishing (2013-present).

90	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2017

Name (Year of Birth); Positions With the Funds (1)	Principal Occupations During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee (2)	Other Directorships Held Outside Fund Complex During Past 5 Years
Independent Trustees (continued)

Marian U. Pardo** (1946); Trustee of Trust since 2013.	Managing Director and Founder, Virtual Capital Management LLC (Investment Consulting) (2007-present); Managing Director, Credit Suisse Asset Management (portfolio manager) (2003-2006).	153	Member, Board of Governors, Columbus Citizens Foundation (not-for-profit supporting philanthropic and cultural programs) (2006-present).

Frederick W. Ruebeck (1939); Trustee of Trust since 2005; Trustee of heritage One Group Mutual Funds since 1994.	Consultant (2000-present); Adviser, JP Greene & Associates, LLC (broker-dealer) (2000-2009); Chief Investment Officer, Wabash College (2004-present); Director of Investments, Eli Lilly and Company (pharmaceuticals) (1988-1999).	153	None

James J. Schonbachler (1943); Trustee of Trust since 2005; Trustee of heritage J.P. Morgan Funds since 2001.	Retired; Managing Director of Bankers Trust Company (financial services) (1968-1998).	153	None

(1)	The Trustees serve for an indefinite term, subject to the Trust’s current retirement policy, which is age 78 for all Trustees.

(2)	A Fund Complex means two or more registered investment companies that hold themselves out to investors as related companies for purposes of investment and investor services or have a common investment adviser or have an investment adviser that is an affiliated person of the investment adviser of any of the other registered investment companies. The J.P. Morgan Funds Complex for which the Board of Trustees serves currently includes twelve registered investment companies (153 funds).

*	Two members of the Board of Trustees of Northwestern University are executive officers of registered investment advisers (not affiliated with JPMorgan) that are under common control with sub-advisers to certain J.P. Morgan Funds.

**	In connection with prior employment with JPMorgan Chase, Ms. Pardo was the recipient of non-qualified pension plan payments from JPMorgan Chase in the amount of approximately $2,055 per month, which she irrevocably waived effective January 1, 2013, and deferred compensation payments from JPMorgan Chase in the amount of approximately $7,294 per year, which ended in January 2013. In addition, Ms. Pardo receives payments from a fully-funded qualified plan, which is not an obligation of JPMorgan Chase.

The contact address for each of the Trustees is 270 Park Avenue, New York, NY 10017.

FEBRUARY 28, 2017	JPMORGAN INSTITUTIONAL TRUST FUNDS	91

OFFICERS

(Unaudited)

Name (Year of Birth), Positions Held with the Trust (Since)	Principal Occupations During Past 5 Years

Brian S. Shlissel (1964), President and Principal Executive Officer (2016)	Managing Director and Chief Administrative Officer for J.P. Morgan pooled vehicles, J.P. Morgan Investment Management Inc. (formerly JPMorgan Funds Management, Inc.) (2014 – present); Managing Director and Head of Mutual Fund Services, Allianz Global Investors; President and Chief Executive Officer, Allianz Global Investors Mutual Funds and PIMCO Closed-End Funds (1999-2014)

Laura M. Del Prato (1964), Treasurer and Principal Financial Officer (2014)*	Managing Director, J.P. Morgan Investment Management Inc. (formerly JPMorgan Funds Management, Inc.) since 2014; Partner, Cohen Fund Audit Services, Ltd. (2012-2013); Partner (2004-2012) and various other titles (1990-2004) at KPMG, LLP.

Frank J. Nasta (1964), Secretary (2008)	Managing Director and Associate General Counsel, JPMorgan Chase since 2008.

Stephen M. Ungerman (1953), Chief Compliance Officer (2005)	Managing Director, JPMorgan Chase & Co.; Mr. Ungerman has been with JPMorgan Chase & Co. since 2000.

Elizabeth A. Davin (1964), Assistant Secretary (2005)*	Executive Director and Assistant General Counsel, JPMorgan Chase since February 2012; formerly Vice President and Assistant General Counsel, JPMorgan Chase from 2005 to February 2012; Senior Counsel, JPMorgan Chase (formerly Bank One Corporation) from 2004 to 2005.

Jessica K. Ditullio (1962), Assistant Secretary (2005)*	Executive Director and Assistant General Counsel, JPMorgan Chase. Ms. Ditullio has been with JPMorgan Chase (formerly Bank One Corporation) since 1990.

John T. Fitzgerald (1975), Assistant Secretary (2008)	Executive Director and Assistant General Counsel, JPMorgan Chase. Mr. Fitzgerald has been with JPMorgan Chase since 2005.

Carmine Lekstutis (1980), Assistant Secretary (2011)	Executive Director and Assistant General Counsel, JPMorgan Chase since February 2015; formerly Vice President and Assistant General Counsel, JPMorgan Chase from 2011 to February 2015.

Gregory S. Samuels (1980), Assistant Secretary (2010)	Executive Director and Assistant General Counsel, JPMorgan Chase since 2014; formerly Vice President and Assistant General Counsel, JPMorgan Chase since 2010.

Pamela L. Woodley (1971), Assistant Secretary (2012)**	Vice President and Assistant General Counsel, JPMorgan Chase since November 2004.

Zachary E. Vonnegut-Gabovitch (1986) Assistant Secretary (2017)	Vice President and Assistant General Counsel, JPMorgan Chase since September 2016; Associate, Morgan, Lewis & Bockius (law firm) from 2012 to 2016.

Michael M. D’Ambrosio (1969), Assistant Treasurer (2012)	Managing Director, J.P. Morgan Investment Management Inc. (formerly JPMorgan Funds Management, Inc.) since May 2014; formerly Executive Director, JPMorgan Funds Management, Inc. from 2012 to May 2014; prior to joining JPMorgan Chase, Mr. D’Ambrosio was a Tax Director at PricewaterhouseCoopers LLP since 2006.

Lauren A. Paino (1973), Assistant Treasurer (2014)**	Executive Director, J.P. Morgan Investment Management Inc. (formerly JPMorgan Funds Management, Inc.) since August 2013; formerly Director, Credit Suisse Asset Management from 2000-2013.

Joseph Parascondola (1963), Assistant Treasurer (2011)**	Vice President, J.P. Morgan Investment Management Inc. (formerly JPMorgan Funds Management, Inc.) since August 2006.

Matthew J. Plastina (1970), Assistant Treasurer (2011)**	Executive Director, J.P. Morgan Investment Management Inc. (formerly JPMorgan Funds Management, Inc.) since February 2016; Vice President, JPMorgan Funds Management, Inc. from 2010 to January 2016.

Julie A. Roach (1971), Assistant Treasurer (2012)*	Executive Director, J.P. Morgan Investment Management Inc. (formerly JPMorgan Funds Management, Inc.) since February 2017; Vice President, JPMorgan Funds Management, Inc. from August 2012 to January 2016; prior to joining JPMorgan Chase, Ms. Roach was a Senior Manager with Deloitte since 2001.

Gillian I. Sands (1969), Assistant Treasurer (2012)**	Vice President, J.P. Morgan Investment Management Inc. (formerly JPMorgan Funds Management, Inc.) since September 2012; Assistant Treasurer, Wells Fargo Funds Management (2007-2009).

The contact address for each of the officers, unless otherwise noted, is 270 Park Avenue, New York, NY 10017.

*	The contact address for the officer is 1111 Polaris Parkway, Columbus, OH 43240.

**	The contact address for the officer is 4 New York Plaza, New York, NY 10004.

92	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2017

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited)

Hypothetical $1,000 Investment

As a shareholder of the Funds, you incur ongoing costs, including investment advisory fees, administration fees, and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these ongoing costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in the Funds at the beginning of the reporting period, September 1, 2016, and continued to hold your shares at the end of the reporting period, February 28, 2017.

Actual Expenses

For each Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Fund under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs or the costs associated with the investment advisory accounts through which the Fund is held. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

	Beginning Account Value September 1, 2016	Ending Account Value February 28, 2017	Expenses Paid During the Period*	Annualized Expense Ratio
Core Bond Trust
Actual	$1,000.00	$983.20	$0.74	0.15%
Hypothetical	1,000.00	1,024.05	0.75	0.15

Intermediate Bond Trust
Actual	1,000.00	989.50	0.74	0.15
Hypothetical	1,000.00	1,024.05	0.75	0.15

*	Expenses are equal to each Fund’s respective annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

FEBRUARY 28, 2017	JPMORGAN INSTITUTIONAL TRUST FUNDS	93

TAX LETTER

(Unaudited)

Certain tax information for the J.P. Morgan Funds is required to be provided to shareholders based upon the Funds’ income and distributions for the taxable year ended February 28, 2017. The information and distributions reported in this letter may differ from the information and taxable distributions reported to the shareholders for the calendar year ending December 31, 2017. The information necessary to complete your income tax returns for the calendar year ending December 31, 2017 will be provided under separate cover.

Long Term Capital Gain

Each fund listed below distributed the following amount, or maximum allowable amount, of long-term capital gain dividends for the fiscal year ended February 28, 2017 (amounts in thousands):

Long-Term Capital Gain Distribution
Core Bond Trust	$28,430
Intermediate Bond Trust	5,376

Treasury Income

Each Fund listed below had the following percentage, or the maximum allowable percentage, of income earned from direct U.S. Treasury Obligations for the fiscal year ended February 28, 2017:

Income from U.S. Treasury Obligations
Core Bond Trust	17.6%
Intermediate Bond Trust	16.3

94	JPMORGAN INSTITUTIONAL TRUST FUNDS	FEBRUARY 28, 2017

FOR MORE INFORMATION:

INVESTMENT ADVISER

J.P. Morgan Investment Management Inc.

270 Park Avenue

New York, New York 10017

PLACEMENT AGENT

JPMorgan Institutional Investments, Inc.

270 Park Avenue

New York, New York 10017

This report is open and authorized for distribution only to qualified and accredited investors who have received a copy of the Funds’ Confidential Offering Memorandum. This document may not be copied, faxed or otherwise distributed to the general public.

Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including SIPC brochure by visiting www.sipc.org or by calling SIPC at 202-371-8300.

Each Fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. Each Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

A copy of proxy policies and procedures is available without charge upon request by calling 1-800-343-1113 and a description of such policies and procedures is on the Commission’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Funds to the Adviser. A copy of the Funds’ voting record is available on the SEC’s website at www.sec.gov. The Funds’ proxy voting record will include, among other things, a brief description of the matter voted on for each portfolio security, and will state how each vote was cast, for example, for or against the proposal.

J.P. Morgan Asset Management is the marketing name for the asset management businesses of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

© JPMorgan Chase & Co., 2017. All rights reserved. February 2017.	AN-INSTT-217

ITEM 2. CODE OF ETHICS.

Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 12(a)(1), unless the registrant has elected to satisfy paragraph (f) of this Item by positing its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or third party, that relates to one or more items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer and principal financial officer. There were no amendments to the code of ethics or waivers granted with respect to the code of ethics in the period covered by the report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant’s board of directors has determined that the registrant either:

(i) Has at least one audit committee financial expert serving on its audit committee; or

(ii) Does not have an audit committee financial expert serving on its audit committee.

The Registrant’s Board of Trustees has determined that the Registrant has at least one audit committee financial expert serving on its audit committee. The Securities and Exchange Commission has stated that the designation or identification of a person as an audit committee financial expert pursuant to this Item 3 of Form N-CSR does not impose on such person any duties, obligations or liabilities that are greater than the duties, obligations and liabilities imposed on such person as a member of the Audit Committee and the Board of Trustees in the absence of such designation or identification.

(2) If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is “independent.” In order to be considered “independent” for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

(i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

(ii) Be an “interested person” of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

The audit committee financial expert is James Schonbachler. He is not an “interested person” of the Registrant and is also “independent” as defined by the U.S. Securities and Exchange Commission for purposes of audit committee financial expert determinations.

(3) If the registrant provides the disclosure required by paragraph (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption Audit Fees, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

AUDIT FEES

2017 – $106,000

2016 – $135,135

(b) Disclose, under the caption Audit-Related Fees, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

AUDIT-RELATED FEES

2017 – $15,830

2016 – $19,250

Audit-related fees consists of semi-annual financial statement reviews and security count procedures performed as required under Rule 17f-2 of the Investment Company Act of 1940 during the Registrant’s fiscal year.

(c) Disclose, under the caption Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

TAX FEES

2017 – $28,260

2016 – $28,447

The tax fees consist of fees billed in connection with preparing the federal regulated investment company income tax returns for the Registrant for the tax years ended February 28, 2017 and February 29, 2016, respectively.

For the last fiscal year, no tax fees were required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

(d) Disclose, under the caption All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

ALL OTHER FEES

2017 – Not applicable

2016 – Not applicable

(e) (1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

Pursuant to the Registrant’s Audit Committee Charter and written policies and procedures for the pre-approval of audit and non-audit services (the “Pre-approval Policy”), the Audit Committee pre-approves all audit and non-audit services performed by the Registrant’s independent public registered accounting firm for the Registrant. In addition, the Audit Committee pre-approves the auditor’s engagement for non-audit services with the Registrant’s investment adviser (not including a sub-adviser whose role is primarily portfolio management and is sub-contracted or overseen by another investment adviser) and any Service Affiliate in accordance with paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, if the engagement relates directly to the operations and financial reporting of the Registrant. Proposed services may be pre-approved either 1) without consideration of specific case-by-case services or 2) require the specific pre-approval of the

Audit Committee. Therefore, initially the Pre-approval Policy listed a number of audit and non-audit services that have been approved by the Audit Committee, or which were not subject to pre-approval under the transition provisions of Sarbanes-Oxley Act of 2002 (the “Pre-approval List”). The Audit Committee annually reviews and pre-approves the services included on the Pre-approval List that may be provided by the independent public registered accounting firm without obtaining additional specific pre-approval of individual services from the Audit Committee. The Audit Committee adds to, or subtracts from, the list of general pre-approved services from time to time, based on subsequent determinations. All other audit and non-audit services not on the Pre-approval List must be specifically pre-approved by the Audit Committee.

One or more members of the Audit Committee may be appointed as the Committee’s delegate for the purposes of considering whether to approve such services. Any pre-approvals granted by the delegate will be reported, for informational purposes only, to the Audit Committee at its next scheduled meeting. The Audit Committee’s responsibilities to pre-approve services performed by the independent public registered accounting firm are not delegated to management.

(2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

2017 – 0.0%

2016 – 0.0%

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

Not applicable – Less than 50%.

(g) Disclose the aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

The aggregate non-audit fees billed by the independent registered public accounting firm for services rendered to the Registrant, and rendered to Service Affiliates, for the last two calendar year ends were:

2016 – $28.3 million

2015 – $30.7 million

(h) Disclose whether the registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

The Registrant’s Audit Committee has considered whether the provision of the non-audit services that were rendered to Service Affiliates that were not pre-approved (not requiring pre-approval) is compatible with maintaining the independent public registered accounting firm’s independence. All services provided by the independent public registered accounting firm to the Registrant or to Service Affiliates that were required to be pre-approved were pre-approved as required.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17CFR 240.10A-3(d)) regarding an exemption from the listing standards for all audit committees.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

File Schedule I – Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in Section 210.12-12 of Regulation S-X, unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Included in Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company’s investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company’s investment adviser, or any other third party, that the company uses, or that are used on the company’s behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

(a) If the registrant is a closed-end management investment company, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any “affiliated purchaser,” as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant’s equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

No material changes to report.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the Registrant’s internal control over financial reporting that occurred during the last fiscal quarter covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

Code of Ethics applicable to its Principal Executive and Principal Financial Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 attached hereto.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2).

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

Not applicable.

(b) A separate or combined certification for each principal executive officer and principal officer of the registrant as required by Rule 30a-2(b) under the Act of 1940.

Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Institutional Trust

By:	/s/ Brian S. Shlissel
Brian S. Shlissel President and Principal Executive Officer May 4, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Brian S. Shlissel
Brian S. Shlissel President and Principal Executive Officer May 4, 2017

By:	/s/ Laura M. Del Prato
Laura M. Del Prato Treasurer and Principal Financial Officer May 4, 2017